                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

     Pre-Effective Amendment No.                                     [ ]

     Post-Effective Amendment No. 39                                 [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

     Amendment No. 41                                                [X]

                        (Check appropriate box or boxes.)

                AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                     4500 Main Street, Kansas City, MO 64111
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               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (816)531-5575

  David C. Tucker, Esquire, 4500 Main Street, 9th Floor, Kansas City, MO 64111
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

        Approximate Date of Proposed Public Offering: September 30, 2005

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [X] on September 30, 2005 pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                              September 30, 2005

American Century
Investments
PROSPECTUS

Investor Class

Institutional Class

DISCIPLINED GROWTH FUND

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment
Services, Inc., Distributor

Dear Investor,

American Century  Investments is committed to helping you achieve your financial goals.  That's why we focus on achieving superior results and building long-term relationships  with our  investors.  We  believe an  important  first step is to provide you with an easy-to-read prospectus.

In the  prospectus,  you will find the  information  you need to make  confident decisions about your investments. For example, you can find a fund's objectives, performance  history,  fees and much more.*  Additionally,  this  information is useful when comparing funds.

We realize you may have questions after reading this  prospectus.  If so, please contact  our  Investor  Services  Representatives  at  1-800-345-2021.  They are
available  weekdays  from 7 a.m. to 7 p.m. and  Saturdays  from 9 a.m. to 2 p.m.
Central  time. If you prefer,  you can visit our Web site,  americancentury.com, for information that may help answer many of your questions.

Thank you for considering American Century for your investment needs.

Sincerely,

Donna Byers
Senior Vice President
Direct Sales and Services
American Century Services, LLC

*    You'll notice that this  prospectus  includes  information  about  Investor
     Class and Institutional  Class shares.  Investor Class shares are available directly from American Century and  Institutional  Class shares are offered
     primarily   through    employer-sponsored    retirement    plans,    banks,
     broker-dealers and insurance companies.  Please be aware of which class you are considering or already own.

American Century Investments
P.O. Box 419200, Kansas City, MO 64141-6200

American Century Investment Services, Inc., Distributor
(C)2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American  Century  Investments  logo,  American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT  DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

In selecting  stocks for  Disciplined  Growth,  the  portfolio  managers  select primarily from the 1,500 largest  publicly traded U.S.  companies.  The managers use  quantitative,  computer-driven  models to construct the portfolio of stocks for the fund.

The fund's principal risks include

o    MARKET  RISK - The value of the fund's  shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

o    PRICE   VOLATILITY  -  The  value  of  the  fund's   shares  may  fluctuate
     significantly in the short term.

o    PRINCIPAL  LOSS - At any given  time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is possible to lose money by investing in the fund.

o    STYLE  RISK  - If at  any  time  the  market  is not  favoring  the  fund's quantitative  investment  style,  the fund's gains may not be as big as, or its  losses  may  be  bigger  than,  other  equity  funds  using  different investment styles.

o    BENCHMARK  CORRELATION - The fund's performance will be closely tied to the performance  of its  benchmark.  If the fund's  benchmark  goes down, it is likely that the fund's performance will go down.

A more detailed description of the fund's investment strategies and risks may be found under the heading  OBJECTIVES,  STRATEGIES AND RISKS, which begins on page
x.

               AN INVESTMENT  IN THE FUND IS NOT A BANK  DEPOSIT,  AND IT IS NOT
          INSURED OR GUARANTEED  BY THE FEDERAL  DEPOSIT  INSURANCE  CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

The  fund's  performance  history  is not  available  as of  the  date  of  this prospectus.  When a class of the fund has investment results for a full calendar year,  this section will feature charts that show annual total returns,  highest and lowest  quarterly  returns and average  annual total  returns for that fund.
This information  indicates the volatility of the fund's historical returns from year to year.

For current performance information, please call us at 1-800-345-2021.

FEES AND EXPENSES

There are no sales loads, fees or other charges

o    to buy fund shares directly from American Century

o    to reinvest dividends in additional shares

o    to exchange into the same class of shares of other American Century funds

o    to redeem your shares, other than a $10 fee to redeem by wire

The following  table  describes the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class

   Maximum Account Maintenance Fee                             $25(1)
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(1)  APPLIES ONLY TO INVESTORS  WHOSE TOTAL ELIGIBLE  INVESTMENTS  WITH AMERICAN
     CENTURY ARE LESS THAN $10,000.  SEE Account Maintenance Fee UNDER Investing
     with American Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                         MANAGEMENT   DISTRIBUTION AND        OTHER      TOTAL ANNUAL FUND
                         FEE(1)       SERVICE (12B-1) FEES    EXPENSES   OPERATING EXPENSES
-------------------------------------------------------------------------------------------
DISCIPLINED GROWTH

   Investor Class          1.02%          None              0.00%(2)        1.02%
-------------------------------------------------------------------------------------------

   Institutional Class     0.82%          None              0.00%(2)        0.82%
-------------------------------------------------------------------------------------------

(1)  THE FUND HAD A STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE
     RATE  GENERALLY  DECREASES  AS  ASSETS  INCREASE  AND  INCREASES  AS ASSETS
     DECREASE.

(2)  OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUND'S
     INDEPENDENT  DIRECTORS AND THEIR LEGAL  COUNSEL,  AS WELL AS INTEREST,  ARE
     EXPECTED TO BE LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

EXAMPLE

The  examples in the table  below are  intended to help you compare the costs of investing  in the fund with the costs of investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . .  your cost of investing in the fund would be:

                             1 YEAR         3 YEARS
------------------------------------------------------------
DISCIPLINED GROWTH

   Investor Class            $104           $324
------------------------------------------------------------
   Institutional Class       $84            $261
------------------------------------------------------------

OBJECTIVES, STRATEGIES AND RISKS

DISCIPLINED GROWTH FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Disciplined Growth seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund's investment strategy utilizes quantitative  management techniques in a two-step process that draws heavily on computer  technology.  In the first step, the portfolio managers rank stocks,  primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock), from most attractive to least  attractive.  This is determined using a computer model that focuses  primarily  on  measures  of a stock's  growth  potential  and  earnings sustainability.  To measure  growth,  the  managers  use the rate of growth of a company's  earnings  and  changes in its  earnings  estimates,  as well as other factors.  To measure earnings  sustainability,  the managers use factors such as changes in operating margins, among others.

In the second step, the managers use a technique called portfolio  optimization.
In portfolio  optimization,  the managers use a computer to build a portfolio of stocks from the  ranking  described  above that they  believe  will  provide the optimal balance between risk and expected  return.  The goal is to create a fund that provides better returns than its benchmark,  the Russell 1000 Growth Index, without taking on significant additional risk.

The portfolio managers generally sell stocks from the fund's portfolio when they believe:

o    a stock becomes too expensive relative to other stock opportunities

o    a stock's risk parameters outweigh its return opportunity

o    more attractive alternatives are identified

o    specific events alter a stock's prospects.

The portfolio managers do not attempt to time the market.  Instead, under normal market  conditions,  they intend to keep the fund essentially  fully invested in stocks regardless of the movement of stock prices  generally.  When the managers believe  it is  prudent,  the  fund  may  invest  a  portion  of its  assets  in convertible debt securities,  equity-equivalent securities,  foreign securities,
short-term   securities,   nonleveraged  futures  contracts  and  other  similar
securities.  Futures  contracts,  a type of  derivative  security,  can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar  derivative  securities to help manage the risk of these types of  investments.  A complete  description  of the derivatives policy is included in the statement of additional information.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The  value of a fund's  shares  depends  on the  value of the  stocks  and other securities it owns. The value of the  individual  securities a fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions, and investor confidence.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund's performance will be closely tied to the performance of its benchmark.
If the fund's benchmark goes down, it is likely that the fund's performance will go down.

The fund's  performance  also may be affected by  investments  in initial public offerings  (IPOs).  The  impact of IPOs on a fund's  performance  depends on the strength  of the IPO market and the size of the fund.  IPOs may have less impact on a fund's performance as its assets grow.

Market  performance  tends to be cyclical,  and, in the various cycles,  certain investment  styles may fall in and out of favor.  If the market is not  favoring the  quantitative  style used by the fund  and/or the  stocks  contained  in the fund's  benchmark,  the fund's  gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors,  investment  advisor and fund  management  team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management  of the fund and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than  three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial  interest in the advisor  or any of its  affiliated  companies  (other  than as  shareholders  of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment  advisor is American Century Investment  Management,  Inc.
(the  advisor).  The advisor has been  managing  mutual  funds since 1958 and is headquartered at 4500 Main Street,  Kansas City,  Missouri 64111.

The advisor is responsible  for managing the  investment  portfolios of the fund and directing the purchase and sale of its  investment  securities.  The advisor also arranges for transfer agency,  custody and all other services necessary for the fund to operate.

For the  services  it  provides  to the fund,  the  advisor  receives  a unified management  fee based on a percentage  of the daily net assets of each  specific class  of  shares  of the  fund.  The  percentage  rate  used to  calculate  the management  fee for each class of shares of a fund is  determined  daily using a two-component  formula  that takes into  account (i) the daily net assets of the accounts managed by the advisor that are in the same broad  investment  category as the  fund  (the  "Category  Fee")  and (ii) the  assets  of all  funds in the
American  Century  family of funds (the "Complex  Fee").  The  management fee is calculated daily and paid monthly in arrears.

The statement of additional  information contains detailed information about the calculation of the  management  fee. Out of the fund's fee, the advisor pays all expenses of managing and operating the fund except  brokerage  expenses,  taxes, interest,  fees and  expenses  of the  independent  directors  (including  legal counsel fees), and  extraordinary  expenses.  A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated  third parties who provide recordkeeping and  administrative  services that would otherwise be performed by an affiliate of the advisor.

Disciplined  Growth will pay the advisor a unified  management fee calculated by adding the appropriate  Investment  Category and Complex fees from the following schedules.

INVESTMENT CATEGORY FEE SCHEDULE

--------------------------------------------
CATEGORY ASSETS       FEE RATE
--------------------------------------------
First $1 billion      0.8700%
--------------------------------------------
Next $5 billion       0.8100%
--------------------------------------------
Next $15 billion      0.7660%
--------------------------------------------
Next $25 billion      0.7190%
--------------------------------------------
Next $50 billion      0.6920%
--------------------------------------------
Next $150 billion     0.6890%
--------------------------------------------
Thereafter            0.6880%
--------------------------------------------

COMPLEX FEE SCHEDULE

----------------------------------------------------------------------
COMPLEX ASSETS             FEE RATE: INVESTOR     FEE RATE:
                           CLASS                  INSTITUTIONAL CLASS
----------------------------------------------------------------------
FIRST $2.5 BILLION         0.3100%                0.1100%
----------------------------------------------------------------------
NEXT $7.5 BILLION          0.3000%                0.1000%
----------------------------------------------------------------------
NEXT $15 BILLION           0.2985%                0.0985%
----------------------------------------------------------------------
NEXT $25 BILLION           0.2970%                0.0970%
----------------------------------------------------------------------
NEXT $25 BILLION           0.2870%                0.0870%
----------------------------------------------------------------------
NEXT $25 BILLION           0.2800%                0.0800%
----------------------------------------------------------------------
NEXT $25 BILLION           0.2700%                0.0700%
----------------------------------------------------------------------
NEXT $25 BILLION           0.2650%                0.0650%
----------------------------------------------------------------------
NEXT $25 BILLION           0.2600%                0.0600%
----------------------------------------------------------------------
NEXT $25 BILLION           0.2550%                0.0550%
----------------------------------------------------------------------
THEREAFTER                 0.2500%                0.0500%
----------------------------------------------------------------------

THE FUND MANAGEMENT TEAM

The advisor uses a team of  portfolio  managers and analysts to manage the fund.
The team meets regularly to review  portfolio  holdings and discuss purchase and sale activity.  Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio  manager on the investment  team who is primarily  responsible for the day-to-day management of the fund is identified below.

DISCIPLINED GROWTH

WILLIAM MARTIN

Mr.  Martin,  Senior Vice  President and Senior  Portfolio  Manager,  has been a member of the team since the  fund's  inception  in  September  2005.  He joined
American Century in 1989 and became a portfolio  manager in April 1991. He has a degree from the University of Illinois. He is a CFA charterholder.

The statement of additional  information  provides additional  information about the other accounts  managed by the portfolio  manager,  if any, the structure of his compensation, and his ownership of fund securities.

CODE OF ETHICS

American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders  come before the interests of the people who manage the fund.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar
days.  It  also  contains   limits  on  short-term   transactions   in  American
Century-managed  funds.  In  addition,  the Code of  Ethics  requires  portfolio managers and other  employees with access to  information  about the purchase or sale of  securities by the fund to obtain  approval  before  executing  personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  statement  of  additional information and the investment objectives of the fund may not be changed without shareholder  approval.  The Board of Directors and/or the advisor may change any other policies and investment strategies.

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts  automatically  will have access to the services listed below when the  account  is  opened.  If you do not want  these  services,  see  CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct  business in writing only, you can indicate this on the account  application.  If you  choose  this  option,  you must  provide  written instructions  to invest,  exchange  and  redeem.  All  account  owners must sign transaction  instructions (with signatures  guaranteed for redemptions in excess of $100,000).  If you want to add services  later,  you can complete an Investor
Service  Options form.  By choosing this option,  you are not eligible to enroll for exclusive  online account  management to waive the account  maintenance fee.
See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer to receive multiple copies of these documents  individually addressed, please call 1-800-345-2021.  If you invest in American Century mutual funds  through a financial  intermediary,  please  contact  them  directly.  For
American Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

americancentury.com

INVESTOR CLASS ONLY

OPEN AN ACCOUNT
If you are a current or new investor,  you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES
Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS
Make an additional  investment into an established  American  Century account if you have authorized us to invest from your bank account.

SELL SHARES*
Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

INVESTOR CLASS                                 INSTITUTIONAL CLASS

Investor Services Representative               Service Representative
1-800-345-2021                                 1-800-345-3533

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT
If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES
Call or use our Automated  Information  Line if you have authorized us to accept telephone  instructions.  The Automated  Information  Line is available  only to
Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS
Call or use our Automated  Information  Line if you have authorized us to invest from your bank account.  The  Automated  Information  Line is available  only to
Investor Class shareholders.

SELL SHARES
Call a Service Representative.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS
Please remember,  if you request  redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT
Call to set up your  account  or mail a  completed  application  to the  address provided in the BY MAIL OR FAX section. Give your bank the following information to wire money.

o    Our bank information
     Commerce Bank N.A.
     Routing No. 101000019
     Account No. Please call for the appropriate account number.

o The fund name
o Your American Century account number, if known*
o Your name
o The contribution year (for IRAs only)
*FOR ADDITIONAL INVESTMENTS ONLY

MAKE ADDITIONAL INVESTMENTS
Follow the BY WIRE - OPEN AN ACCOUNT instructions.

SELL SHARES
You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES
Not available.

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

INVESTOR CLASS                                 INSTITUTIONAL CLASS
P.O. Box 419200                                P.O. Box 419385
Kansas City, MO 64141-6200                     Kansas City, MO 64141-6385

Fax                                            Fax
816-340-7962                                   816-340-4655

OPEN AN ACCOUNT
Send a  signed,  completed  application  and  check or money  order  payable  to
American Century Investments.

EXCHANGE SHARES
Send written  instructions  to exchange  your shares from one  American  Century account to another.

MAKE ADDITIONAL INVESTMENTS
Send your check or money order for at least $50 with an investment  slip or $250 without an investment slip. If you don't have an investment  slip,  include your name, address and account number on your check or money order.

SELL SHARES
Send written  instructions or a redemption  form to sell shares.  Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

OPEN AN ACCOUNT
Not available.

EXCHANGE SHARES
Send written  instructions  to set up an automatic  exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS
With the  automatic  investment  service,  you can purchase  shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES
You may sell shares  automatically  by establishing  Check-A-Month  or Automatic
Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

INVESTOR CLASS ONLY

If you prefer to handle your  transactions in person,  visit one of our Investor
Centers  and a  representative  can help you open an  account,  make  additional investments, and sell or exchange shares.

4500 Main Street                            4917 Town Center Drive
Kansas City, Missouri                       Leawood, Kansas
8 a.m. to 5 p.m., Monday - Friday           8 a.m. to 5 p.m., Monday - Friday
                                            8 a.m. to noon, Saturday

1665 Charleston Road
Mountain View, California
8 a.m. to 5 p.m., Monday - Friday

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The  Institutional  Class  shares  are  made  available  for  purchase  by large
institutional  shareholders  such  as  bank  trust  departments,   corporations,
retirement plans,  endowments,  foundations and financial advisors that meet the fund's  minimum  investment  requirements.  Institutional  Class  shares are not available for purchase by insurance  companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial  investment  amount is $5 million ($3 million for endowments
and   foundations)  per  fund.  If  you  invest  with  us  through  a  financial intermediary,  this  requirement  may  be  met if  your  financial  intermediary aggregates your  investments with those of other clients into a single group, or omnibus,  account that meets the minimum. The minimum investment requirement may be waived if you,  or your  financial  intermediary  if you  invest  through  an omnibus  account,  have an  aggregate  investment  in our family of funds of $10 million or more ($5  million  for  endowments  and  foundations).  In  addition, financial  intermediaries or plan  recordkeepers may require retirement plans to meet certain  other  conditions,  such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

MINIMUM INITIAL INVESTMENT AMOUNTS (INVESTOR CLASS)

To open an account,  the  minimum  initial  investment  amounts for the fund are
$2,000 for a Coverdell Education Savings Account (CESA) and $2,500 for all other accounts.

The  following  policies  apply  to  Investor  Class  and  Institutional   Class
shareholders.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class  shares of the  American  Century  Diversified  Bond Fund,  in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50  semiannual  account  maintenance fee if the value of those shares is less than  $10,000.  We will  determine the amount of your total eligible  investments  twice per year,  generally the last Friday in October and
April.  If the value of those  investments is less than $10,000 at that time, we will redeem shares  automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur tax liability as a result of the  redemption.  In determining  your  total  eligible  investment  amount,  we  will  include  your investments  in all PERSONAL  ACCOUNTS  (including  American  Century  Brokerage accounts)  registered under your Social Security number.  We will not charge the fee as long as you choose to manage your accounts  exclusively  online.  You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

               PERSONAL ACCOUNTS INCLUDE  INDIVIDUAL  ACCOUNTS,  JOINT ACCOUNTS,
          UGMA/UTMA  ACCOUNTS,  PERSONAL  TRUSTS,  COVERDELL  EDUCATION  SAVINGS
          ACCOUNTS, IRAS (INCLUDING TRADITIONAL,  ROTH, ROLLOVER,  SEP-, SARSEP-
          AND SIMPLE-IRAS) AND CERTAIN OTHER  RETIREMENT  ACCOUNTS.  IF YOU HAVE
          ONLY BUSINESS,  BUSINESS  RETIREMENT,  EMPLOYER-SPONSORED  OR AMERICAN
          CENTURY BROKERAGE ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE,
          BUT YOU MAY BE SUBJECT TO OTHER FEES.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

               A FUND'S  NET ASSET  VALUE,  OR NAV,  IS THE PRICE OF THE  FUND'S
          SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written  against shares subject to this seven-day  holding  period.
Investments  by wire generally  require only a one-day  holding  period.  If you change your address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized  signers with their signatures  guaranteed.  If you change  your bank  information,  we may impose a
15-day  holding  period before we will transfer or wire  redemption  proceeds to your bank. In addition,  we reserve the right to honor certain  redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this amount in readily  marketable  securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum.  For Investor Class shares,  if you do not meet the deadline,  American  Century reserves the right to redeem the shares in the account and send the  proceeds to your  address of record.  Please note that you may incur tax  liability as a result of the  redemption.  For  Institutional
Class  shares,  we reserve the right to convert  your  shares to Investor  Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

SIGNATURE GUARANTEES

A signature  guarantee -- which is different from a notarized  signature -- is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions:

o    Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
     redemption is made payable to someone other than the account owners

o    Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

o    You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. Each fund  reserves the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term  trading and other so-called  market timing practices are not defined or  explicitly  prohibited  by any  federal  or state law.  However,  short-term trading and other abusive  trading  practices may disrupt  portfolio  management strategies and harm fund  performance.  If the  cumulative  amount of short-term trading  activity is significant  relative to a fund's net assets,  the fund may incur  trading  costs that are higher than  necessary  as  securities  are first purchased  then quickly sold to meet the redemption  request.  In such case, the fund's  performance could be negatively  impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially  harmful effects of abusive  trading  practices,  the fund's  Board of Directors  has  approved  American  Century's  abusive  trading policies and  procedures,  which are designed to reduce the frequency and effect of  these  activities  in our  funds.  These  policies  and  procedures  include monitoring trading activity,  imposing trading restrictions on certain accounts, imposing  redemption  fees on certain  funds,  and using fair value pricing when current  market  prices are not readily  available.  Although  these efforts are designed to discourage  abusive  trading  practices,  they cannot  eliminate the possibility  that such activity will occur.  American  Century seeks to exercise its judgment in implementing  these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may vary depending on the type of fund, the class of shares or whether  the  shares are held  directly  or  indirectly  with
American  Century.  They may change from time to time as  determined by American
Century  in  its  sole  discretion.  To  minimize  harm  to  the  fund  and  its shareholders,  we reserve  the right to reject  any  purchase  order  (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose  trading,  in our judgment,  has been or may be disruptive to the fund. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

o    within seven days of the purchase, or

o    within 30 days of the purchase, if it happens more than once per year.

To the extent practicable,  we try to use the same approach for defining abusive trading for shares  held  through  financial  intermediaries.  American  Century reserves the right, in its sole discretion,  to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In  addition,  American  Century  reserves  the  right to accept  purchases  and exchanges in excess of the trading  restrictions  discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders  or this policy.  American  Century's  policies do not permit us to enter into  arrangements with fund shareholders that permit such shareholders to engage  in  frequent  purchases  and  redemptions  of  fund  shares.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that

American  Century's  efforts will identify all trades or trading  practices that may be considered  abusive.  In addition,  American Century's ability to monitor trades that are placed by the individual  shareholders within group, or omnibus, accounts  maintained by financial  intermediaries  is severely  limited  because
American  Century  generally does not have access to the underlying  shareholder account information.  However, American Century monitors aggregate trades placed in  omnibus  accounts  and  seeks  to  work  with  financial  intermediaries  to discourage shareholders from engaging in abusive trading practices and to impose restrictions  on excessive  trades.  There may be  limitations on the ability of financial  intermediaries  to impose  restrictions  on the trading  practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business  with us through a  financial  intermediary  or a  retirement plan,  your ability to purchase,  exchange,  redeem and transfer  shares will be affected by the policies of that entity. Some policy differences may include

o    minimum investment requirements

o    exchange policies

o    fund choices

o    cutoff time for investments

o    trading restrictions

Please  contact  your  FINANCIAL  INTERMEDIARY  or plan  sponsor  for a complete description of its policies.

               FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
          COMPANIES AND INVESTMENT ADVISORS.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the fund's  distributor may make payments for various  additional  services or other expenses out of their profits or other available  sources.  Such payments may be made for one or more of the following:  (1) distribution services, which include expenses incurred by  intermediaries  for their sales activities with respect to the fund such as  preparing,  printing and  distributing  sales  literature  and advertising  materials  and  compensating  registered  representatives  or other employees  of such  intermediary  for their sales  activities;  (2)  shareholder services,  such as providing  individual and custom investment advisory services to clients of the  intermediary;  and (3)  marketing and  promotional  services, including business planning  assistance,  educating personnel about the fund and sponsorship  of sales  meetings,  which may include  covering costs of providing speakers,  meals and other  entertainment.  The distributor may sponsor seminars and conferences designed to educate  intermediaries about the fund and may cover the expenses  associated  with  attendance at such  meetings,  including  travel costs.  These  payments and  activities  are intended to provide an incentive to intermediaries  to sell the fund by ensuring  that they are  educated  about the fund, and to help such intermediaries  defray costs associated with offering the fund.  The amount of any payments  described by this  paragraph is determined by the  advisor  or the  distributor,  and all  such  amounts  are  paid out of the available assets of the advisor and distributor,  and not by you or the fund. As a result,  the total  expense ratio of the fund will not be affected by any such payments.

Although fund share  transactions  may be made directly with American Century at no charge,  you also may  purchase,  redeem and  exchange  fund  shares  through financial  intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American  Century  or the  fund.

The fund has authorized  certain  financial  intermediaries  to accept orders on each fund's behalf.  American  Century has contracts  with these  intermediaries requiring  them to track the time  investment  orders are received and to comply with procedures relating to the transmission of orders.  Orders must be received by the  intermediary  on a fund's  behalf before the time the net asset value is determined  in order to receive  that day's  share  price.  If those  orders are transmitted  to American  Century and paid for in accordance  with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.  In addition,  from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase,  exchange or redeem at the net asset  value  (NAV) next  determined  after your order is  received  and accepted by the fund's transfer agent, or other financial  intermediary with the authority to accept  orders on the fund's  behalf.  We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock  Exchange  (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including  certain U.S. national  holidays),  we do not calculate the
NAV.  A  fund's  NAV is the  current  value  of the  fund's  assets,  minus  any liabilities, divided by the number of shares outstanding.

The fund values  portfolio  securities  for which market  quotations are readily available at their market price. As a general rule,  equity securities listed on a U.S.  exchange  are valued at the last current  reported  sale price as of the time of  valuation.  Securities  listed on the  NASDAQ  National  Market  System
(Nasdaq) are valued at the Nasdaq Official  Closing Price (NOCP),  as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time  of  valuation.  The  fund  may  use  pricing  services  to  assist  in the determination of market value.  Unlisted  securities for which market quotations are  readily  available  are  valued at the last  quoted  sale price or the last quoted ask price, as applicable,  except that debt  obligations  with 60 days or less remaining until maturity may be valued at amortized  cost.  Exchange-traded options,  futures and options on futures are valued at the  settlement  price as determined by the appropriate clearing corporation.

If the fund  determines  that the market  price for a portfolio  security is not readily  available or that the valuation  methods mentioned above do not reflect the  security's  fair  value,  such  security  is  valued  at its fair  value as determined in good faith by, or in accordance  with  procedures  adopted by, the fund's  board or its  designee  (a process  referred  to as "fair  valuing"  the security).  Circumstances  that  may  cause  the fund to fair  value a  security include, but are not limited to:

o    for funds  investing  in  foreign  securities,  if,  after the close of the foreign exchange on which a portfolio  security is principally  traded, but before the close of the NYSE,  an event occurs that may  materially  affect the value of the security;

o    for funds that invest in debt securities, a debt security has been declared in default; or

o    trading in a security has been halted during the trading day.

If such  circumstances  occur, the fund will fair value the security if the fair
valuation   would   materially   impact  the  fund's   NAV.   While  fair  value
determinations   involve  judgments  that  are  inherently   subjective,   these
determinations  are made in good faith in accordance with procedures  adopted by the fund's board.

The  effect of using fair  value  determinations  is that the fund's NAV will be based,  to some degree,  on security  valuations  that the board or its designee believes  are fair  rather than being  solely  determined  by the  market.

With  respect to any portion of the fund's  assets  that are  invested in one or more open-end management  investment  companies that are registered with the SEC
(known as  registered  investment  companies,  or RICs),  the fund's NAV will be calculated  based upon the NAVs of such RICs.  These RICs are required by law to explain the  circumstances  under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities  and other  assets  quoted in foreign  currencies  are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities  in foreign  markets may not take place every day the NYSE is open.  Also,  trading in some foreign markets and on some electronic  trading networks  may take  place on  weekends  or  holidays  when the fund's NAV is not calculated.  So, the value of the fund's  portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require each fund to make  distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund should not be subject to state or federal income  tax on  amounts  distributed.  The  distributions  generally  consist of dividends and interest  received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The fund pays  distributions of  substantially  all its income and from realized capital  gains  twice a year,  usually in March and  December.  It may make more frequent  distributions,  if  necessary,  to comply with  Internal  Revenue Code provisions.  Distributions may be taxable as ordinary income, capital gains or a combination of the two.  Capital gains are taxed at different rates depending on the length of time the fund held the  securities  that were sold.  Distributions are  reinvested  automatically  in additional  shares unless you choose  another option.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own it through a taxable or tax-deferred  account.  Tax consequences  result from  distributions  by the fund of dividend and interest income it has received or  capital  gains it has  generated  through  its  investment  activities.  Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred  account, such as an IRA or a qualified  employer-sponsored  retirement  or savings  plan,  income and capital gains  distributions  usually  will not be subject to current  taxation but will accumulate in your account  under the plan on a  tax-deferred  basis.  Likewise, moving  from one fund to  another  fund  within a plan or  tax-deferred  account generally  will  not  cause  you to be  taxed.  For  information  about  the tax consequences of making purchases or withdrawals through a tax-deferred  account, please consult your plan  administrator,  your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund  distributions  may consist of income such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income,  unless they are designated as QUALIFIED  DIVIDEND INCOME and you meet a minimum  required  holding  period with  respect to your shares of the fund,  in which case they are taxed as long-term capital gains.

               QUALIFIED  DIVIDEND INCOME IS A DIVIDEND  RECEIVED BY A FUND FROM
          THE STOCK OF A DOMESTIC OR QUALIFYING  FOREIGN  CORPORATION,  PROVIDED
          THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

                                      TAX RATE FOR 10%      TAX RATE FOR
 TYPE OF DISTRIBUTION                 AND 15% BRACKETS      ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains              Ordinary income       Ordinary income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)          5%                    15%
and Qualified Dividend Income
--------------------------------------------------------------------------------

If the fund's distributions exceed its taxable income and capital gains realized during the tax year, all or a portion of the  distributions  made by the fund in that tax year will be  considered  a return  of  capital.  A return  of  capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized  capital gains (or lower realized capital losses) upon the sale of fund shares.

The tax status of any distributions of capital gains is determined by how long a fund held the  underlying  security that was sold, not by how long you have been invested in the fund, or whether you reinvest your  distributions  in additional shares or take them in cash.  For  taxable  accounts,  American  Century or your financial  intermediary will inform you of the tax status of fund  distributions for each calendar year in an annual tax mailing.

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your  redemptions -- including  exchanges to other American Century funds -- are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain  to you  with  respect  to  those  shares.  If a loss  is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

BUYING A DIVIDEND

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend  is that a fund's  portfolio  may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

MULTIPLE CLASS INFORMATION

American  Century offers the following  classes of shares of the fund:  Investor
Class, Institutional Class, Advisor Class and R Class.

The  shares   offered  by  this   prospectus   are  Investor  Class  shares  and
Institutional  Class shares.  Investor Class and Institutional Class shares have no up-front or deferred charges,  commissions or 12b-1 fees. Institutional Class shares are offered  primarily  through  employer-sponsored  retirement  plans or through institutions like banks, broker-dealers and insurance companies.

The other  classes have  different  fees,  expenses  and/or  minimum  investment requirements from the classes offered by this prospectus.  The difference in the fee structures between the classes is the result of their separate  arrangements for  shareholder  and  distribution  services.  It is  not  the  result  of  any difference  in  advisory  or  custodial  fees or other  expenses  related to the management of the fund's assets, which do not vary by class.  Different fees and expenses will affect  performance.  For  additional  information  concerning the
other   classes  of  shares  not  offered  by  this   prospectus,   call  us  at
1-800-378-9878.  You  also  can  contact  a sales  representative  or  financial intermediary who offers that class of shares.

Except as  described  below,  all  classes  of  shares of a fund have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only differences  between the classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  (d) each class may have different exchange privileges;  and (e) the Institutional Class may provide for automatic  conversion  from that class into shares of the Investor  Class of the same fund.

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  fund's
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the fund's  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed,  legal  description of the fund's  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  prospectus.  This means  that it is  legally  part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the fund or your accounts,  online at  americancentury.com or by contacting  American  Century at the address or telephone  numbers listed below.

You  also  can get  information  about  the fund  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                   SEC Public Reference Room, Washington, D.C.
                            Call 202-942-8090 for location and hours.

ON THE INTERNET             o EDGAR database at sec.gov
                            o By email request at publicinfo@sec.gov

BY MAIL                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This  prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

--------------------------------------------------------------------------------
FUND REFERENCE                     FUND CODE      TICKER       NEWSPAPER LISTING
--------------------------------------------------------------------------------
DISCIPLINED GROWTH FUND
--------------------------------------------------------------------------------
   Investor                          157           N/A              N/A
--------------------------------------------------------------------------------
   Institutional                     357           N/A              N/A
--------------------------------------------------------------------------------

Investment Company Act File No. 811-5447

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786

1-800-378-9878

0509
SH-PRS-xxxx

                                                             September 30, 2005

American Century
Investments
PROSPECTUS

Advisor Class

R Class

DISCIPLINED GROWTH FUND

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment
Services, Inc., Distributor

Dear Investor,

American  Century  Investments  is committed to helping  people make the most of their financial  opportunities.  That's why we are focused on achieving superior results and building long-term relationships with investors.

We believe our relationship with you begins with an easy-to-read prospectus that provides  you  with  the  information  you  need to feel  confident  about  your investment decisions.

Naturally,  you may have questions  about  investing  after you read through the prospectus.  Please contact your investment  professional  with questions or for more information about our funds.

Sincerely,

Brian H. Jeter
Senior Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

American Century Investments
P.O. Box 419786, Kansas City, MO 64141-6786

American Century Investment Services, Inc., Distributor

(C)2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American  Century  Investments  logo,  American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT  DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

In selecting  stocks for  Disciplined  Growth,  the  portfolio  managers  select primarily from the 1,500 largest  publicly traded U.S.  companies.  The managers use  quantitative,  computer-driven  models to construct the portfolio of stocks for the fund.

The fund's principal risks include

o    MARKET  RISK - The value of the fund's  shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

o    PRICE   VOLATILITY  -  The  value  of  the  fund's   shares  may  fluctuate
     significantly in the short term.

o    PRINCIPAL  LOSS - At any given  time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is possible to lose money by investing in the fund.

o    STYLE  RISK  - If at  any  time  the  market  is not  favoring  the  fund's quantitative  investment  style,  the fund's gains may not be as big as, or its  losses  may  be  bigger  than,  other  equity  funds  using  different investment styles.

o    BENCHMARK  CORRELATION - The fund's performance will be closely tied to the performance  of its  benchmark.  If the fund's  benchmark  goes down, it is likely that the fund's performance will go down.

A more detailed description of the fund's investment strategies and risks may be found under the heading  OBJECTIVES,  STRATEGIES AND RISKS, which begins on page
x.

               AN INVESTMENT  IN THE FUND IS NOT A BANK  DEPOSIT,  AND IT IS NOT
          INSURED OR GUARANTEED  BY THE FEDERAL  DEPOSIT  INSURANCE  CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

The  fund's  performance  history  is not  available  as of  the  date  of  this prospectus.  When a class of the fund has investment results for a full calendar year,  this section will feature charts that show annual total returns,  highest and lowest  quarterly  returns and average  annual total  returns for that fund.
This information  indicates the volatility of the fund's historical returns from year to year.

For current performance information, please call us at 1-800-378-9878.

FEES AND EXPENSES

There are no sales loads, fees or other charges

o    to buy fund shares directly from American Century

o    to reinvest dividends in additional shares

o    to exchange into the same class of shares of other American Century funds

o    to redeem your shares, other than a $10 fee to redeem by wire

The following  table  describes the fees and expenses you may pay if you buy and hold shares of the fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                      MANAGEMENT   DISTRIBUTION AND      OTHER      TOTAL ANNUAL FUND
                      FEE(1)       SERVICE (12B-1) FEES  EXPENSES   OPERATING EXPENSES
--------------------------------------------------------------------------------------
DISCIPLINED GROWTH

   Advisor Class        0.77%           0.50%(2)         0.00%(3)        1.27%
--------------------------------------------------------------------------------------
   R Class              1.02%           0.50%(4)         0.00%(3)        1.52%
--------------------------------------------------------------------------------------

(1)  THE FUND HAS A STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE
     RATE  GENERALLY  DECREASES  AS  ASSETS  INCREASE  AND  INCREASES  AS ASSETS
     DECREASE.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.  HALF OF THE ADVISOR CLASS 12B-1 FEE (0.25%) IS FOR ONGOING
     RECORDKEEPING   AND   ADMINISTRATIVE   SERVICES   PROVIDED   BY   FINANCIAL
     INTERMEDIARIES,  WHICH  WOULD  OTHERWISE  BE PAID BY THE ADVISOR OUT OF THE
     UNIFIED  MANAGEMENT FEE. THE ADVISOR HAS REDUCED ITS UNIFIED MANAGEMENT FEE
     FOR ADVISOR CLASS SHARES, BUT THE FEE FOR CORE INVESTMENT ADVISORY SERVICES
     IS  THE  SAME  FOR  ALL  CLASSES.   FOR  MORE  INFORMATION,   SEE  Service,
     Distribution and Administrative FEES, PAGE 23.

(3)  OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUND'S
     INDEPENDENT  DIRECTORS AND THEIR LEGAL  COUNSEL,  AS WELL AS INTEREST,  ARE
     EXPECTED TO BE LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

(4)  THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.   THE  FEE  MAY  BE  USED  TO  COMPENSATE   SUCH  FINANCIAL
     INTERMEDIARIES  FOR DISTRIBUTION AND OTHER SHAREHOLDER  SERVICES.  FOR MORE
     INFORMATION, SEE Service, Distribution and Administrative Fees, PAGE 23.

EXAMPLE

The  examples in the table  below are  intended to help you compare the costs of investing  in the fund with the costs of investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                              1 YEAR         3 YEARS
-------------------------------------------------------------
DISCIPLINED GROWTH
-------------------------------------------------------------
   Advisor Class               $129           $401
-------------------------------------------------------------
   R Class                     $154           $478
-------------------------------------------------------------

OBJECTIVES, STRATEGIES AND RISKS

DISCIPLINED GROWTH FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Disciplined Growth seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund's investment strategy utilizes quantitative  management techniques in a two-step process that draws heavily on computer  technology.  In the first step, the portfolio managers rank stocks,  primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock), from most attractive to least  attractive.  This is determined using a computer model that focuses  primarily  on  measures  of a stock's  growth  potential  and  earnings sustainability.  To measure  growth,  the  managers  use the rate of growth of a company's  earnings  and  changes in its  earnings  estimates,  as well as other factors.  To measure earnings  sustainability,  the managers use factors such as changes in operating margins, among others.

In the second step, the managers use a technique called portfolio  optimization.
In portfolio  optimization,  the managers use a computer to build a portfolio of stocks from the  ranking  described  above that they  believe  will  provide the optimal balance between risk and expected  return.  The goal is to create a fund that provides better returns than its benchmark,  the Russell 1000 Growth Index, without taking on significant additional risk.

The portfolio managers generally sell stocks from the fund's portfolio when they believe:

o    a stock becomes too expensive relative to other stock opportunities

o    a stock's risk parameters outweigh its return opportunity

o    more attractive alternatives are identified

o    specific events alter a stock's prospects.

The portfolio managers do not attempt to time the market.  Instead, under normal market  conditions,  they intend to keep the fund essentially  fully invested in stocks regardless of the movement of stock prices  generally.  When the managers believe  it is  prudent,  the  fund  may  invest  a  portion  of its  assets  in convertible debt securities,  equity-equivalent securities,  foreign securities,
short-term   securities,   nonleveraged  futures  contracts  and  other  similar
securities.  Futures  contracts,  a type of  derivative  security,  can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar  derivative  securities to help manage the risk of these types of  investments.  A complete  description  of the derivatives policy is included in the statement of additional information.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The  value of a fund's  shares  depends  on the  value of the  stocks  and other securities it owns. The value of the  individual  securities a fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions, and investor confidence.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund's performance will be closely tied to the performance of its benchmark.
If the fund's benchmark goes down, it is likely that the fund's performance will go down.

The fund's  performance  also may be affected by  investments  in initial public offerings  (IPOs).  The  impact of IPOs on a fund's  performance  depends on the strength  of the IPO market and the size of the fund.  IPOs may have less impact on a fund's performance as its assets grow.

Market  performance  tends to be cyclical,  and, in the various cycles,  certain investment  styles may fall in and out of favor.  If the market is not  favoring the  quantitative  style used by the fund  and/or the  stocks  contained  in the fund's  benchmark,  the fund's  gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors,  investment  advisor and fund  management  team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management  of the fund and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than  three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial  interest in the advisor  or any of its  affiliated  companies  (other  than as  shareholders  of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment  advisor is American Century Investment  Management,  Inc.
(the  advisor).  The advisor has been  managing  mutual  funds since 1958 and is headquartered at 4500 Main Street,  Kansas City,  Missouri 64111.

The advisor is responsible  for managing the  investment  portfolios of the fund and directing the purchase and sale of its  investment  securities.  The advisor also arranges for transfer agency,  custody and all other services necessary for the fund to operate.

For the  services  it  provides  to the fund,  the  advisor  receives  a unified management  fee based on a percentage  of the daily net assets of each  specific class  of  shares  of the  fund.  The  percentage  rate  used to  calculate  the management  fee for each class of shares of a fund is  determined  daily using a two-component  formula  that takes into  account (i) the daily net assets of the accounts managed by the advisor that are in the same broad  investment  category as the  fund  (the  "Category  Fee")  and (ii) the  assets  of all  funds in the
American  Century  family of funds (the "Complex  Fee").  The  management fee is calculated daily and paid monthly in arrears.

The statement of additional  information contains detailed information about the calculation of the  management  fee. Out of the fund's fee, the advisor pays all expenses of managing and operating the fund except  brokerage  expenses,  taxes, interest,  fees and  expenses  of the  independent  directors  (including  legal counsel fees), and  extraordinary  expenses.  A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated  third parties who provide recordkeeping and  administrative  services that would otherwise be performed by an affiliate of the advisor.

Disciplined  Growth will pay the advisor a unified  management fee calculated by adding the appropriate  Investment  Category and Complex fees from the following schedules.

INVESTMENT CATEGORY FEE SCHEDULE

--------------------------------------------
CATEGORY ASSETS       FEE RATE
--------------------------------------------
First $1 billion      0.8700%
--------------------------------------------
Next $5 billion       0.8100%
--------------------------------------------
Next $15 billion      0.7660%
--------------------------------------------
Next $25 billion      0.7190%
--------------------------------------------
Next $50 billion      0.6920%
--------------------------------------------
Next $150 billion     0.6890%
--------------------------------------------
Thereafter            0.6880%
--------------------------------------------

COMPLEX FEE SCHEDULE
-------------------------------------------------------------------
COMPLEX ASSETS           FEE RATE: R CLASS       FEE RATE: ADVISOR
                                                 CLASS
-------------------------------------------------------------------
FIRST $2.5 BILLION       0.3100%                 0.0600%
-------------------------------------------------------------------
NEXT $7.5 BILLION        0.3000%                 0.0500%
-------------------------------------------------------------------
NEXT $15 BILLION         0.2985%                 0.0485%
-------------------------------------------------------------------
NEXT $25 BILLION         0.2970%                 0.0470%
-------------------------------------------------------------------
NEXT $25 BILLION         0.2870%                 0.0370%
-------------------------------------------------------------------
NEXT $25 BILLION         0.2800%                 0.0300%
-------------------------------------------------------------------
NEXT $25 BILLION         0.2700%                 0.0200%
-------------------------------------------------------------------
NEXT $25 BILLION         0.2650%                 0.0150%
-------------------------------------------------------------------
NEXT $25 BILLION         0.2600%                 0.0100%
-------------------------------------------------------------------
NEXT $25 BILLION         0.2550%                 0.0050%
-------------------------------------------------------------------
THEREAFTER               0.2500%                 0.0000%
-------------------------------------------------------------------

THE FUND MANAGEMENT TEAM

The advisor uses a team of  portfolio  managers and analysts to manage the fund.
The team meets regularly to review  portfolio  holdings and discuss purchase and sale activity.  Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio  manager on the investment  team who is primarily  responsible for the day-to-day management of the fund is identified below.

DISCIPLINED GROWTH

WILLIAM MARTIN

Mr.  Martin,  Senior Vice  President and Senior  Portfolio  Manager,  has been a member of the team since the  fund's  inception  in  September  2005.  He joined
American Century in 1989 and became a portfolio  manager in April 1991. He has a degree from the University of Illinois. He is a CFA charterholder.

The statement of additional  information  provides additional  information about the other accounts  managed by the portfolio  manager,  if any, the structure of his compensation, and his ownership of fund securities.

CODE OF ETHICS

American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders  come before the interests of the people who manage the fund.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar
days.  It  also  contains   limits  on  short-term   transactions   in  American
Century-managed  funds.  In  addition,  the Code of  Ethics  requires  portfolio managers and other  employees with access to  information  about the purchase or sale of  securities by the fund to obtain  approval  before  executing  personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  statement  of  additional information and the investment objectives of the fund may not be changed without shareholder  approval.  The Board of Directors and/or the advisor may change any other policies and investment strategies.

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS AND R CLASS SHARES

The Advisor  Class and R Class shares are intended for purchase by  participants in  employer-sponsored  retirement or savings  plans and for persons  purchasing shares through  broker-dealers,  banks,  insurance companies and other financial intermediaries that provide various administrative and distribution services.

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account,  the  minimum  initial  investment  amounts for the fund are
$2,000 for a Coverdell  Education  Savings  Account  (CESA),  and $2,500 for all
other accounts.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business  with us through a  financial  intermediary  or a  retirement plan,  your ability to purchase,  exchange,  redeem and transfer  shares will be affected by the policies of that entity. Some policy differences may include

o    minimum investment requirements

o    exchange policies

o    fund choices

o    cutoff time for investments

o    trading restrictions

Please  contact  your  FINANCIAL  INTERMEDIARY  or plan  sponsor  for a complete description of its policies.

               FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
          COMPANIES AND INVESTMENT ADVISORS.

Although fund share  transactions  may be made directly with American Century at no charge,  you also may  purchase,  redeem and  exchange  fund  shares  through financial  intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

The fund has authorized certain financial intermediaries to accept orders on the
fund's  behalf.   American  Century  has  contracts  with  these  intermediaries requiring  them to track the time  investment  orders are received and to comply with procedures relating to the transmission of orders.  Orders must be received by the  intermediary  on a fund's  behalf before the time the net asset value is determined  in order to receive  that day's  share  price.  If those  orders are transmitted  to American  Century and paid for in accordance  with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. The fund  reserves  the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term  trading and other so-called  market timing practices are not defined or  explicitly  prohibited  by any  federal  or state law.  However,  short-term trading and other abusive  trading  practices may disrupt  portfolio  management strategies and harm fund  performance.  If the  cumulative  amount of short-term trading  activity is significant  relative to a fund's net assets,  the fund may incur  trading  costs that are higher than  necessary  as  securities  are first purchased  then quickly sold to meet the redemption  request.  In such case, the fund's  performance could be negatively  impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially  harmful effects of abusive  trading  practices,  the fund's  Board of Directors  has  approved  American  Century's  abusive  trading policies and  procedures,  which are designed to reduce the frequency and effect of  these  activities  in our  funds.  These  policies  and  procedures  include monitoring trading activity,  imposing trading restrictions on certain accounts, imposing  redemption  fees on certain  funds,  and using fair value pricing when current  market  prices are not readily  available.  Although  these efforts are designed to discourage  abusive  trading  practices,  they cannot  eliminate the possibility  that such activity will occur.  American  Century seeks to exercise its  judgment  in  implementing  these tools to the best of its  abilities  in a manner that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may vary depending on the type of fund, the class of shares or whether  the  shares are held  directly  or  indirectly  with
American  Century.  They may change from time to time as  determined by American
Century  in  its  sole  discretion.  To  minimize  harm  to  the  fund  and  its shareholders,  we reserve  the right to reject  any  purchase  order  (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose  trading,  in our judgment,  has been or may be disruptive to the fund. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

o    within seven days of the purchase, or

o    within 30 days of the purchase, if it happens more than once per year.

To the extent practicable,  we try to use the same approach for defining abusive trading for shares  held  through  financial  intermediaries.  American  Century reserves the right, in its sole discretion,  to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In  addition,  American  Century  reserves  the  right to accept  purchases  and exchanges in excess of the trading  restrictions  discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American  Century's  policies do not permit us to enter into  arrangements  with fund shareholders that permit such shareholders to engage in frequent  purchases and redemptions of fund shares. Due to the complexity and subjectivity  involved
in  identifying   abusive  trading   activity  and  the  volume  of  shareholder
transactions  American Century handles,  there can be no assurance that American
Century's  efforts  will  identify all trades or trading  practices  that may be considered  abusive.  In addition,  American Century's ability to monitor trades that are  placed  by the  individual  shareholders  within  group,  or  omnibus, accounts  maintained by financial  intermediaries  is severely  limited  because
American  Century  generally does not have access to the underlying  shareholder account information.  However, American Century monitors aggregate trades placed in  omnibus  accounts  and  seeks  to  work  with  financial  intermediaries  to discourage shareholders from engaging in abusive trading practices and to impose restrictions  on excessive  trades.  There may be  limitations on the ability of financial  intermediaries  to impose  restrictions  on the trading  practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

               A FUND'S  NET ASSET  VALUE,  OR NAV,  IS THE PRICE OF THE  FUND'S
          SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written  against shares subject to this seven-day  holding  period.
Investments  by wire generally  require only a one-day  holding  period.  If you change your address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized  signers with their signatures  guaranteed.  If you change  your bank  information,  we may impose a
15-day  holding  period before we will transfer or wire  redemption  proceeds to your bank. In addition,  we reserve the right to honor certain  redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this amount in readily  marketable  securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline,  American
Century  reserves  the right to redeem  the shares in the  account  and send the proceeds to your address of record. You also may incur tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature  guarantee -- which is different from a notarized  signature -- is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions:

o    Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
     redemption is made payable to someone other than the account owners

o    Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

o    You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer to receive multiple copies of these documents  individually addressed, please contact your financial intermediary directly.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.  In addition,  from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase,  exchange or redeem at the net asset  value  (NAV) next  determined  after your order is  received  and accepted by the fund's transfer agent, or other financial  intermediary with the authority to accept  orders on the fund's  behalf.  We determine  the NAV of the fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock  Exchange  (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including  certain U.S. national  holidays),  we do not calculate the
NAV.  A  fund's  NAV is the  current  value  of the  fund's  assets,  minus  any liabilities, divided by the number of shares outstanding.

The fund values  portfolio  securities  for which market  quotations are readily available at their market price. As a general rule,  equity securities listed on a U.S.  exchange  are valued at the last current  reported  sale price as of the time of  valuation.  Securities  listed on the  NASDAQ  National  Market  System
(Nasdaq) are valued at the Nasdaq Official  Closing Price (NOCP),  as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time  of  valuation.  The  fund  may  use  pricing  services  to  assist  in the determination of market value.  Unlisted  securities for which market quotations are  readily  available  are  valued at the last  quoted  sale price or the last quoted ask price, as applicable,  except that debt  obligations  with 60 days or less remaining until maturity may be valued at amortized  cost.  Exchange-traded options,  futures and options on futures are valued at the  settlement  price as determined by the appropriate clearing corporation.

If the fund  determines  that the market  price for a portfolio  security is not readily  available or that the valuation  methods mentioned above do not reflect the  security's  fair  value,  such  security  is  valued  at its fair  value as determined in good faith by, or in accordance  with  procedures  adopted by, the fund's  board or its  designee  (a process  referred  to as "fair  valuing"  the security).  Circumstances  that  may  cause  the fund to fair  value a  security include, but are not limited to:

o    for funds  investing  in  foreign  securities,  if,  after the close of the foreign exchange on which a portfolio  security is principally  traded, but before the close of the NYSE,  an event occurs that may  materially  affect the value of the security;

o    for funds that invest in debt securities, a debt security has been declared in default; or

o    trading in a security has been halted during the trading day.

If such  circumstances  occur, the fund will fair value the security if the fair
valuation   would   materially   impact  the  fund's   NAV.   While  fair  value
determinations   involve  judgments  that  are  inherently   subjective,   these
determinations  are made in good faith in accordance with procedures  adopted by the fund's board.

The  effect of using fair  value  determinations  is that the fund's NAV will be based,  to some degree,  on security  valuations  that the board or its designee believes are fair rather than being solely determined by the market.

With  respect to any portion of the fund's  assets  that are  invested in one or more open-end management  investment  companies that are registered with the SEC
(known as  registered  investment  companies,  or RICs),  the fund's NAV will be calculated  based upon the NAVs of such RICs.  These RICs are required by law to explain the  circumstances  under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities  and other  assets  quoted in foreign  currencies  are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities  in foreign  markets may not take place every day the NYSE is open.  Also,  trading in some foreign markets and on some electronic  trading networks  may take  place on  weekends  or  holidays  when the fund's NAV is not calculated.  So, the value of the fund's  portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require each fund to make  distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund should not be subject to state or federal income  tax on  amounts  distributed.  The  distributions  generally  consist of dividends and interest  received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The fund pays  distributions of  substantially  all its income and from realized capital  gains  twice a year,  usually in March and  December.  It may make more frequent  distributions,  if  necessary,  to comply with  Internal  Revenue Code provisions.  Distributions may be taxable as ordinary income, capital gains or a combination of the two.  Capital gains are taxed at different rates depending on the length of time the fund held the  securities  that were sold.  Distributions are  reinvested  automatically  in additional  shares unless you choose  another option.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own it through a taxable or tax-deferred  account.  Tax consequences  result from  distributions  by the fund of dividend and interest income it has received or  capital  gains it has  generated  through  its  investment  activities.  Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred  account, such as an IRA or a qualified  employer-sponsored  retirement  or savings  plan,  income and capital gains  distributions  usually  will not be subject to current  taxation but will accumulate in your account  under the plan on a  tax-deferred  basis.  Likewise, moving  from one fund to  another  fund  within a plan or  tax-deferred  account generally  will  not  cause  you to be  taxed.  For  information  about  the tax consequences of making purchases or withdrawals through a tax-deferred  account, please consult your plan  administrator,  your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund  distributions  may consist of income such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income,  unless they are designated as QUALIFIED  DIVIDEND INCOME and you meet a minimum  required  holding  period with  respect to your shares of the fund,  in which case they are taxed as long-term capital gains.

               QUALIFIED  DIVIDEND INCOME IS A DIVIDEND  RECEIVED BY A FUND FROM
          THE STOCK OF A DOMESTIC OR QUALIFYING  FOREIGN  CORPORATION,  PROVIDED
          THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

                                      TAX RATE FOR 10%      TAX RATE FOR
  TYPE OF DISTRIBUTION                AND 15% BRACKETS      ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains              Ordinary income       Ordinary income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)          5%                    15%
and Qualified Dividend Income
--------------------------------------------------------------------------------

If the fund's distributions exceed its taxable income and capital gains realized during the tax year, all or a portion of the  distributions  made by the fund in that tax year will be  considered  a return  of  capital.  A return  of  capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized  capital gains (or lower realized capital losses) upon the sale of fund shares.

The tax status of any distributions of capital gains is determined by how long a fund held the  underlying  security that was sold, not by how long you have been invested in the fund, or whether you reinvest your  distributions  in additional shares or take them in cash.  For  taxable  accounts,  American  Century or your financial  intermediary will inform you of the tax status of fund  distributions for each calendar year in an annual tax mailing.

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your  redemptions -- including  exchanges to other American Century funds -- are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain  to you  with  respect  to  those  shares.  If a loss  is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

BUYING A DIVIDEND

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend  is that a fund's  portfolio  may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

MULTIPLE CLASS INFORMATION

American  Century offers the following  classes of shares of the fund:  Investor
Class, Institutional Class, Advisor Class and R Class.

The shares  offered by this  prospectus are Advisor Class and R Class shares and are offered  primarily  through  employer-sponsored  retirement plans or through institutions  like banks,  broker-dealers  and  insurance  companies.

The other  classes have  different  fees,  expenses  and/or  minimum  investment requirements from the classes offered by this prospectus.  The difference in the fee structures between the classes is the result of their separate  arrangements for  shareholder  and  distribution  services.  It is  not  the  result  of  any difference  in  advisory  or  custodial  fees or other  expenses  related to the management of the fund's assets, which do not vary by class.  Different fees and expenses will affect  performance.  For  additional  information  concerning the other classes of shares not offered by this prospectus, call us at

o  1-800-345-2021 for Investor Class shares

o  1-800-345-3533 for Institutional Class shares.

You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as  described  below,  all  classes  of  shares of a fund have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only differences  between the classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  (d) each class may have different exchange privileges;  and (e) the Institutional Class may provide for automatic  conversion  from that class into shares of the Investor  Class of the same fund.

SERVICE, DISTRIBUTION AND ADMINISTRATIVE FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses  associated with the distribution of their shares out of fund assets.  The fund's Advisor Class and R Class shares have a 12b-1 plan. The plans  provide  for the fund to pay annual fees of 0.50% for Advisor and R Class to the distributor for certain ongoing  shareholder and administrative  services and for distribution services,  including past distribution services.  Under the
Advisor Class Plan, the fund's Advisor Class pays the  distributor an annual fee of  0.50% of  Advisor  Class  average  net  assets,  half  for  certain  ongoing shareholder  and  administrative  services and half for  distribution  services, including past distribution  services.  The distributor pays all or a portion of such  fees to the  investment  advisors,  banks,  broker-dealers  and  insurance companies  that make the classes  available.  Because these fees are used to pay for services that are not related to prospective  sales of the fund,  each class will  continue  to make  payments  under  its plan  even if it is  closed to new investors.  Because  these fees are paid out of the fund's  assets on an ongoing basis,  over time these fees will increase the cost of your  investment  and may cost  you  more  than  paying  other  types of  sales  charges.  For  additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the fund's  distributor may make payments for various  additional  services or other expenses out of their profits or other available  sources.  Such payments may be made for one or more of the following:  (1) distribution services, which include expenses incurred by  intermediaries  for their sales activities with respect to the fund,  such as preparing,  printing and  distributing  sales  literature and advertising  materials  and  compensating  registered  representatives  or other employees  of such  intermediary  for their sales  activities;  (2)  shareholder services,  such as providing  individual and custom investment advisory services to clients of the  intermediary;  and (3)  marketing and  promotional  services, including business planning assistance,  educating personnel about the fund, and sponsorship  of sales  meetings,  which may include  covering costs of providing speakers,  meals and other  entertainment.  The distributor may sponsor seminars and conferences designed to educate  intermediaries about the fund and may cover the expenses  associated  with  attendance at such  meetings,  including  travel costs.  These  payments and  activities  are intended to provide an incentive to intermediaries  to sell the fund by ensuring  that they are  educated  about the fund, and to help such intermediaries  defray costs associated with offering the fund.  The amount of any payments  described by this  paragraph is determined by the  advisor  or the  distributor,  and all  such  amounts  are  paid out of the available assets of the advisor and distributor,  and not by you or the fund. As a result,  the total  expense ratio of the fund will not be affected by any such payments.

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  fund's
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the fund's  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed,  legal  description of the fund's  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  prospectus.  This means  that it is  legally  part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the fund or your accounts,  online at  americancentury.com or by contacting American Century at the address or telephone numbers listed below.

You  also  can get  information  about  the fund  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                   SEC Public Reference Room, Washington, D.C.
                            Call 202-942-8090 for location and hours.

ON THE INTERNET             o EDGAR database at sec.gov
                            o By email request at publicinfo@sec.gov

BY MAIL                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This  prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                   FUND CODE        TICKER       NEWSPAPER LISTING
--------------------------------------------------------------------------------
DISCIPLINED GROWTH FUND

   Advisor Class                   757             N/A              N/A
--------------------------------------------------------------------------------
   R Class                         257             N/A              N/A
---------------------------------------------------------------------------------

Investment Company Act File No. 811-5447

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786

1-800-378-9878

0509
SH-PRS-xx

                                                             September 30, 2005

American Century
Investments
PROSPECTUS

Investor Class

Institutional Class

LONG-SHORT EQUITY FUND

LONG-SHORT FUND IS NOT AVAILABLE TO SELF-DIRECTED RETAIL INVESTORS.

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment
Services, Inc., Distributor

Dear Investor,

American  Century  Investments  is committed to helping  people make the most of their financial  opportunities.  That's why we are focused on achieving superior results and building long-term relationships with investors.

We believe our relationship with you begins with an easy-to-read prospectus that provides  you  with  the  information  you  need to feel  confident  about  your investment decisions.

Naturally,  you may have questions  about  investing  after you read through the prospectus.  Please contact your investment  professional  with questions or for more information about our funds.

Sincerely,

Brian H. Jeter
Senior Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

American Century Investments
P.O. Box 419786, Kansas City, MO 64141-6786

American Century Investment Services, Inc., Distributor
(C)2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American  Century  Investments  logo,  American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT  DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital appreciation in rising markets and in falling markets.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The portfolio  managers buy, or take long positions in,  EQUITY  SECURITIES that they have  identified  as  undervalued.  They  take  SHORT  POSITIONS  in equity securities  that they have  identified  as  overvalued.  The  fund's  investment process is designed to maintain  approximately  equal dollar amounts invested in long and short  positions  at all times.  By taking long and short  positions in different  stocks that are  approximately  equal in value,  the fund attempts to employ a market  neutral  strategy  that will limit the effect of general  stock market movements on its performance.

               EQUITY  SECURITIES  INCLUDE COMMON STOCK,  PREFERRED  STOCK,  AND
          EQUITY-EQUIVALENT  SECURITIES,  SUCH AS  SECURITIES  CONVERTIBLE  INTO
          COMMON  STOCK,   STOCK  FUTURES   CONTRACTS  OR  STOCK  INDEX  FUTURES
          CONTRACTS.

               A SHORT  POSITION  ARISES  WHEN THE FUND SELLS A SECURITY IT DOES
          NOT OWN BUT HAS BORROWED IN ANTICIPATION  THAT THE MARKET PRICE OF THE
          SECURITY WILL DECLINE. IF THE MARKET PRICE IN FACT DECLINES,  THE FUND
          CAN  REPLACE  THE  BORROWED  SECURITY AT A LOWER PRICE AND CAPTURE THE
          VALUE REPRESENTED BY THE DIFFERENCE  BETWEEN THE HIGHER SALE PRICE AND
          THE LOWER REPLACEMENT PRICE.

The fund's principal risks include:

MARKET  RISK - The value of the fund's  shares  will go up and down based on the performance  of the companies  whose  securities the fund owns and other factors generally affecting the securities market.

STYLE RISK - It is likely that the fund's  performance  will be sensitive to the value/growth cycle within the U.S. equity markets.

MANAGEMENT  RISK - Although  the fund seeks to have  approximately  equal dollar amounts invested in long and short positions, there is a risk that the portfolio managers  will not be able to construct a portfolio of long and short  positions that has limited exposure to general market movements.

SHORT SALES RISK - If the market  price of a security  increases  after the fund borrows  the  security,  the fund may suffer a loss by buying a security  at the higher price.

OVERWEIGHTING  RISK - The fund may suffer losses because of general  advances or declines in the prices of stocks in market  sectors or  industries  in which the fund is overweighted.

HIGH PORTFOLIO  TURNOVER - The fund's portfolio  turnover may be very high. This could result in relatively high transaction  costs,  which could hurt the fund's
performance,   and  cause   capital  gains  tax   liabilities   for  the  fund's
shareholders.

               PORTFOLIO TURNOVER IS A MEASURE OF HOW FREQUENTLY A FUND BUYS AND
          SELLS PORTFOLIO SECURITIES.

PRINCIPAL  LOSS - At any given time,  your shares may be worth more or less than the price you paid for them.  In other  words,  it is  possible to lose money by investing in the fund.

A more detailed description of the fund's investment strategies and risks may be found under the heading  OBJECTIVES,  STRATEGIES AND RISKS, which begins on page
x.

               AN INVESTMENT  IN THE FUND IS NOT A BANK  DEPOSIT,  AND IT IS NOT
          INSURED OR GUARANTEED  BY THE FEDERAL  DEPOSIT  INSURANCE  CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

The  fund's  performance  history  is not  available  as of  the  date  of  this prospectus.  When a class of the fund has investment results for a full calendar year,  this section will feature charts that show annual total returns,  highest and lowest  quarterly  returns and average  annual total  returns for that fund.
This information  indicates the volatility of the fund's historical returns from year to year.

For current performance information, please call us at 1-800-378-9878.

FEES AND EXPENSES

There are no sales loads, fees or other charges

o    to buy fund shares directly from American Century

o    to reinvest dividends in additional shares

o    to exchange into the same class of shares of other American Century funds

o    to redeem your shares, other than a $10 fee to redeem by wire

The following  table  describes the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class

   Maximum Account Maintenance Fee                             $25(1)
--------------------------------------------------------------------------------

(1)  APPLIES ONLY TO INVESTORS  WHOSE TOTAL ELIGIBLE  INVESTMENTS  WITH AMERICAN
     CENTURY ARE LESS THAN $10,000.  SEE ACCOUNT MAINTENANCE FEE UNDER INVESTING
     WITH AMERICAN CENTURY FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                       MANAGEMENT  DISTRIBUTION AND      OTHER     TOTAL ANNUAL FUND
                       FEE(1)      SERVICE (12B-1)FEES   EXPENSES  OPERATING EXPENSES
-------------------------------------------------------------------------------------
LONG-SHORT EQUITY

  Investor Class         1.38%           None            0.00%(2)       1.38%
-------------------------------------------------------------------------------------
  Institutional Class    1.18%           None            0.00%(2)       1.18%
-------------------------------------------------------------------------------------

(1)  THE FUND HAS A STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE
     RATE  GENERALLY  DECREASES  AS  ASSETS  INCREASE  AND  INCREASES  AS ASSETS
     DECREASE.

(2)  OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUND'S
     INDEPENDENT  DIRECTORS AND THEIR LEGAL  COUNSEL,  AS WELL AS INTEREST,  ARE
     EXPECTED TO BE LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

EXAMPLE

The  examples in the table  below are  intended to help you compare the costs of investing  in a fund with the  costs of  investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . .  your cost of investing in the fund would be:

                              1 YEAR       3 YEARS
----------------------------------------------------------
 LONG-SHORT EQUITY

    Investor Class            $140           $435
----------------------------------------------------------
    Institutional Class       $120           $373
----------------------------------------------------------

OBJECTIVES, STRATEGIES AND RISKS

LONG-SHORT EQUITY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital appreciation in rising markets and in falling markets.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The portfolio  managers take long positions in equity  securities that they have identified as undervalued  and short  positions in equity  securities  that they have identified as overvalued. Under normal circumstances,  the fund will invest at least 80% of its net assets (including,  for this purpose, any borrowings for investment purposes) in equity securities.

When the fund takes a long  position,  it purchases a stock  outright.  When the fund takes a short  position,  it sells at the current  market  price a stock it does not own but has borrowed in anticipation that the market price of the stock will decline.  To complete,  or close out, the short sale transaction,  the fund buys the same stock in the market and returns it to the  lender.  The fund makes money  when the  market  price of the  stock  goes down  after  the short  sale.
Conversely, if the price of the stock goes up after the sale, the fund will lose money  because it will have to pay more to replace  the  borrowed  stock than it received when it sold the stock short.

When the managers believe that a security is undervalued  relative to its peers, they may buy the  security  for the fund's  long  portfolio.  When the  managers believe that a security is overvalued  relative to its peers,  they may sell the security  short  by  borrowing  it  from a third  party  and  selling  it at the then-current  market price. There may be times when the fund holds a significant portion of its assets in cash or cash  equivalents,  although the fund generally intends to have all of its assets invested (either long or short) in equities at all times. The fund's investment  process is designed to maintain  approximately equal  dollar  amounts  invested in long and short  positions  at all times.  By taking long and short positions in different  securities that are  approximately equal in value,  the fund  attempts to limit the effect of general  stock market movements  on its  performance,  in  other  words to  employ  a  market  neutral strategy.

The fund's  share price may  increase if the  securities  in its long  portfolio increase in value more than the securities  underlying its short  positions.  On the other hand, the fund's share price may decrease if the securities underlying its short  positions  increase  in value  more than the  securities  in its long portfolio.  The managers  determine the  appropriate  balance between the fund's long and short positions by comparing the  attractiveness  of each position with its potential impact on the risk characteristics of the overall portfolio.

Under normal circumstances, the fund's stock selection process may result in the managers taking long positions in a market sector or industry that is not offset by corresponding short positions in the same market sector or industry, and vice versa.  This may result in increased  risk and  opportunity  for loss should the stocks in a particular market sector or industry not perform as predicted by our stock selection process.  The managers use a bottom-up approach to select market sectors or industries to over- or underweight.  If the stock  selection  process finds most stocks within a market sector or industry to be attractive,  then the managers  would  tend to  overweight  that  sector  or  industry.  If the  stock selection  process  finds  most  stocks  within  a  sector  or  industry  to  be unattractive,  the managers would tend to take more short positions with respect to issuers  in that  sector.  The  fund's  stock  selection  process  weighs the potential gain of a position  against the risk in having over- or  underweighted
industry   exposures   and   suggests   trades  to   improve   the   risk/return
characteristics of the fund.

The fund's investment strategy utilizes quantitative  management techniques in a two-step process that draws heavily on computer  technology.  In the first step, the portfolio manager ranks stocks,  primarily the 1,500 largest publicly traded companies in the United States  (measured by the value of their stock) from most attractive to least  attractive.  This is  determined by using a computer  model
("stock  ranking  model") that combines  measures of a stock's value, as well as measures of its growth  potential.  To measure value, the managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth,  the managers use the rate of growth of a company's earnings and changes in its earnings estimates, as well as other factors.

In the second step, the managers use a technique called portfolio  optimization.
In portfolio  optimization,  the managers use a computer to build a portfolio of stocks from the  ranking  described  above that they  believe  will  provide the optimal balance between risk and expected return.

When the  managers  believe it is prudent,  the fund may invest a portion of its assets in convertible debt  securities,  equity-equivalent  securities,  foreign securities,  short-term  securities,  nonleveraged  futures  contracts and other similar securities.  Futures contracts,  a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing  futures contracts and similar  derivative  securities to help manage the risk of these types of  investments.  A complete  description of the derivatives policy is included in the statement of additional information.

The fund  measures  its return by a  comparison  to the  return on 3-month  U.S.
Treasury  Bills.  Accordingly,  the managers  attempt to achieve returns for the fund's  shareholders  that  exceed the return  that an  investor  could  achieve through an investment in 3-month U.S.  Treasury Bills. An investment in the fund is different from an investment in 3-month U.S.  Treasury  Bills because,  among other differences, Treasury Bills are backed by the full faith and credit of the
U.S.  Government,  Treasury  Bills  have a fixed rate of  return,  investors  in
Treasury  Bills do not risk losing their  investment,  and an  investment in the fund is more volatile than an  investment in Treasury  Bills.  Please see page x for the principal risks of investing in the fund.

Because  of the  frequency  with  which  the  managers  buy and  sell  portfolio securities,  a larger  portion of  distributions  received by  shareholders  are likely to reflect  short-term  capital gains, which are taxed as ordinary income rather than long-term capital gains.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

At any given time, your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

Although the fund's investment strategy seeks to limit the risks associated with investing  in the  general  equity  market,  the value of your shares may change depending  on external  conditions  affecting  the fund's  portfolio,  including market, economic, political, regulatory and other factors.

There is no guarantee that the investment  techniques and risk analyses employed by the portfolio  managers will produce the desired results.  If the fund's long and short positions do not perform as anticipated by the portfolio managers, the fund's  potential losses could exceed those of other mutual funds that hold only long stock portfolios.

Although the  portfolio  managers  seek to maintain  approximately  equal dollar amounts in long and short positions, there is a risk that the portfolio managers will not construct a portfolio of such positions that limits exposure to general
U.S. stock market movements, capitalization ranges or other risk factors.

The  portfolio  managers may sell a security  short by borrowing it from a third party and selling it at the then-current  price. On some later date, the fund is obligated  to  buy  the  security  back  so it can be  returned  to the  lender.
Accordingly,  short  sales  involve  the risk that the fund will incur a loss by subsequently  buying a  security  at a higher  price than the price at which the fund  previously  sold the  security  short.  Any loss will be  increased by the amount of premium or interest the fund must pay to a lender of the security.  In addition,  because the fund's loss on a short sale stems from  increases  in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a fund's loss on a long position  arises from  decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero.

Overweighting investments in certain U.S. market sectors or industries may cause the fund to suffer a loss  related  to  advances  or  declines  in the prices of stocks in those sectors or industries.

The  fund's  risk   control   policy  is  not  designed  to  yield  a  perfectly
style-neutral portfolio.  Consequently, it is likely that the fund's performance will be sensitive to the value/growth  cycle within the U.S. equity markets.  In other  words,  the fund's  performance  will be more  likely to  decline  during periods when growth  stocks  outperform  value  stocks than during  periods when value stocks outperform growth stocks.

The fund's investment strategy may produce a high portfolio turnover rate, which may result in increased  transaction costs that may reduce the fund's return and cause negative tax consequences to shareholders.

The fund's  performance  also may be affected by  investments  in initial public offerings  (IPOs).  The  impact of IPOs on a fund's  performance  depends on the strength  of the IPO market and the size of the fund.  IPOs may have less impact on the fund's performance as its assets grow.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors,  investment  advisor and fund  management  team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management  of the fund and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than  three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial  interest in the advisor  or any of its  affiliated  companies  (other  than as  shareholders  of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment  advisor is American Century Investment  Management,  Inc.
(the  advisor).  The advisor has been  managing  mutual  funds since 1958 and is headquartered at 4500 Main Street,  Kansas City,  Missouri 64111.

The advisor is responsible  for managing the  investment  portfolios of the fund and directing the purchase and sale of its  investment  securities.  The advisor also arranges for transfer agency,  custody and all other services necessary for the fund to operate.

For the  services  it  provides  to the fund,  the  advisor  receives  a unified management  fee based on a percentage  of the daily net assets of each  specific class  of  shares  of the  fund.  The  percentage  rate  used to  calculate  the management  fee for each class of shares of a fund is  determined  daily using a two-component  formula  that takes into  account (i) the daily net assets of the accounts managed by the advisor that are in the same broad  investment  category as the  fund  (the  "Category  Fee")  and (ii) the  assets  of all  funds in the
American  Century  family of funds (the "Complex  Fee").  The  management fee is calculated daily and paid monthly in arrears.

The statement of additional  information contains detailed information about the calculation of the management  fee. Out of each fund's fee, the advisor pays all expenses of managing and operating that fund except brokerage  expenses,  taxes, interest,  fees and  expenses  of the  independent  directors  (including  legal counsel fees), and  extraordinary  expenses.  A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated  third parties who provide recordkeeping and  administrative  services that would otherwise be performed by an affiliate of the advisor.

Long-Short  Equity will pay the advisor a unified  management  fee calculated by adding the appropriate  Investment  Category and Complex fees from the following schedules.

Investment Category Fee Schedule

--------------------------------------------
CATEGORY ASSETS       FEE RATE
--------------------------------------------
First $1 billion      1.2300%
--------------------------------------------
Next $5 billion       1.1700%
--------------------------------------------
Next $15 billion      1.1260%
--------------------------------------------
Next $25 billion      1.0790%
--------------------------------------------
Next $50 billion      1.0520%
--------------------------------------------
Next $150 billion     1.0490%
--------------------------------------------
Thereafter            1.0480%
--------------------------------------------

---------------------------------------------------------------------
Complex Fee Schedule
---------------------------------------------------------------------
COMPLEX ASSETS           INVESTOR  CLASS:      INSTITUTIONAL  CLASS:
                         FEE RATE              FEE RATE
---------------------------------------------------------------------
First $2.5 billion       0.3100%               0.1100%
---------------------------------------------------------------------
Next $7.5 billion        0.3000%               0.1000%
---------------------------------------------------------------------
Next $15 billion         0.2985%               0.0985%
---------------------------------------------------------------------
Next $25 billion         0.2970%               0.0970%
---------------------------------------------------------------------
Next $25 billion         0.2870%               0.0870%
---------------------------------------------------------------------
Next $25 billion         0.2800%               0.0800%
---------------------------------------------------------------------
Next $25 billion         0.2700%               0.0700%
---------------------------------------------------------------------
Next $25 billion         0.2650%               0.0650%
---------------------------------------------------------------------
Next $25 billion         0.2600%               0.0600%
---------------------------------------------------------------------
Next $25 billion         0.2550%               0.0550%
---------------------------------------------------------------------
Thereafter               0.2500%               0.0500%
---------------------------------------------------------------------

THE FUND MANAGEMENT TEAM

The advisor uses a team of  portfolio  managers and analysts to manage the fund.
The team meets regularly to review  portfolio  holdings and discuss purchase and sale activity.  Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio  manager on the investment  team who is primarily  responsible for the day-to-day management of the fund is identified below.

LONG-SHORT EQUITY

KURT BORGWARDT

Mr. Borgwardt,  Senior Vice President and Senior Portfolio  Manager,  has been a member of the team since its  inception in September  2005.  He joined  American
Century in August  1990 and also has managed the  quantitative  equity  research effort.  He became a portfolio  manager in March 1998. He has a bachelor of arts from Stanford  University and an MBA with a  specialization  in finance from the
University of Chicago. He is a CFA charterholder.

The statement of additional  information  provides additional  information about the other accounts  managed by the portfolio  manager,  if any, the structure of his compensation, and his ownership of fund securities.

CODE OF ETHICS

American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders  come before the interests of the people who manage the fund.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar
days.  It  also  contains   limits  on  short-term   transactions   in  American
Century-managed  funds.  In  addition,  the Code of  Ethics  requires  portfolio managers and other  employees with access to  information  about the purchase or sale of  securities by the fund to obtain  approval  before  executing  personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  statement  of  additional information and the investment objectives of the fund may not be changed without shareholder  approval.  The Board of Directors and/or the advisor may change any other policies and investment strategies.

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts  automatically  will have access to the services listed below when the  account  is  opened.  If you do not want  these  services,  see  CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct  business in writing only, you can indicate this on the account  application.  If you  choose  this  option,  you must  provide  written instructions  to invest,  exchange  and  redeem.  All  account  owners must sign transaction  instructions (with signatures  guaranteed for redemptions in excess of $100,000).  If you want to add services  later,  you can complete an Investor
Service  Options form.  By choosing this option,  you are not eligible to enroll for exclusive  online account  management to waive the account  maintenance fee.
See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer to receive multiple copies of these documents  individually addressed, please call 1-800-345-2021.  If you invest in American Century mutual funds  through a financial  intermediary,  please  contact  them  directly.  For
American Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

WAYS TO MANAGE YOUR ACCOUNT

--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

americancentury.com

INVESTOR CLASS ONLY

OPEN AN ACCOUNT
If you are a current or new investor,  you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES
Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS
Make an additional  investment into an established  American  Century account if you have authorized us to invest from your bank account.

SELL SHARES*
Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

INVESTOR CLASS                                 INSTITUTIONAL CLASS

Investor Services Representative               Service Representative
1-800-345-2021                                 1-800-345-3533

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT
If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES
Call or use our Automated  Information  Line if you have authorized us to accept telephone  instructions.  The Automated  Information  Line is available  only to
Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS
Call or use our Automated  Information  Line if you have authorized us to invest from your bank account.  The  Automated  Information  Line is available  only to
Investor Class shareholders.

SELL SHARES
Call a Service Representative.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS
Please remember,  if you request  redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT
Call to set up your  account  or mail a  completed  application  to the  address provided in the BY MAIL OR FAX section. Give your bank the following information to wire money.

o Our bank information

     Commerce Bank N.A.
     Routing No. 101000019
     Account No. Please call for the appropriate account number.

o The fund name

o Your American Century account number, if known*

o Your name

o The contribution year (for IRAs only)

*FOR ADDITIONAL INVESTMENTS ONLY

MAKE ADDITIONAL INVESTMENTS
Follow the BY WIRE - OPEN AN ACCOUNT instructions.

SELL SHARES
You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES
Not available.

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

INVESTOR CLASS                                 INSTITUTIONAL CLASS
P.O. Box 419200                                P.O. Box 419385
Kansas City, MO 64141-6200                     Kansas City, MO 64141-6385

Fax                                            Fax
816-340-7962                                   816-340-4655

OPEN AN ACCOUNT
Send a  signed,  completed  application  and  check or money  order  payable  to
American Century Investments.

EXCHANGE SHARES
Send written  instructions  to exchange  your shares from one  American  Century account to another.

MAKE ADDITIONAL INVESTMENTS
Send your check or money order for at least $50 with an investment  slip or $250 without an investment slip. If you don't have an investment  slip,  include your name, address and account number on your check or money order.

SELL SHARES
Send written  instructions or a redemption  form to sell shares.  Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

OPEN AN ACCOUNT
Not available.

EXCHANGE SHARES
Send written  instructions  to set up an automatic  exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS
With the  automatic  investment  service,  you can purchase  shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES
You may sell shares  automatically  by establishing  Check-A-Month  or Automatic
Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

INVESTOR CLASS ONLY
If you prefer to handle your  transactions in person,  visit one of our Investor
Centers  and a  representative  can help you open an  account,  make  additional investments, and sell or exchange shares.

4500 Main Street                            4917 Town Center Drive
Kansas City, Missouri                       Leawood, Kansas
8 a.m. to 5 p.m., Monday - Friday           8 a.m. to 5 p.m., Monday - Friday
                                            8 a.m. to noon, Saturday

1665 Charleston Road
Mountain View, California
8 a.m. to 5 p.m., Monday - Friday

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The  Institutional  Class  shares  are  made  available  for  purchase  by large
institutional  shareholders  such  as  bank  trust  departments,   corporations,
retirement plans,  endowments,  foundations and financial advisors that meet the fund's  minimum  investment  requirements.  Institutional  Class  shares are not available for purchase by insurance  companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial  investment  amount is $5 million ($3 million for endowments
and   foundations)  per  fund.  If  you  invest  with  us  through  a  financial intermediary,  this  requirement  may  be  met if  your  financial  intermediary aggregates your  investments with those of other clients into a single group, or omnibus,  account that meets the minimum. The minimum investment requirement may be waived if you,  or your  financial  intermediary  if you  invest  through  an omnibus  account,  have an  aggregate  investment  in our family of funds of $10 million or more ($5  million  for  endowments  and  foundations).  In  addition, financial  intermediaries or plan  recordkeepers may require retirement plans to meet certain  other  conditions,  such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

MINIMUM INITIAL INVESTMENT AMOUNTS (INVESTOR CLASS)

To open an account,  the  minimum  initial  investment  amounts for the fund are
$2,000 for a Coverdell Education Savings Account (CESA) and $2,500 for all other accounts.

The  following  policies  apply  to  Investor  Class  and  Institutional   Class
shareholders.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class  shares of the  American  Century  Diversified  Bond Fund,  in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50  semiannual  account  maintenance fee if the value of those shares is less than  $10,000.  We will  determine the amount of your total eligible  investments  twice per year,  generally the last Friday in October and
April.  If the value of those  investments is less than $10,000 at that time, we will redeem shares  automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur tax liability as a result of the  redemption.  In determining  your  total  eligible  investment  amount,  we  will  include  your investments  in all PERSONAL  ACCOUNTS  (including  American  Century  Brokerage accounts)  registered under your Social Security number.  We will not charge the fee as long as you choose to manage your accounts  exclusively  online.  You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

               PERSONAL ACCOUNTS INCLUDE  INDIVIDUAL  ACCOUNTS,  JOINT ACCOUNTS,
          UGMA/UTMA  ACCOUNTS,  PERSONAL  TRUSTS,  COVERDELL  EDUCATION  SAVINGS
          ACCOUNTS, IRAS (INCLUDING TRADITIONAL,  ROTH, ROLLOVER,  SEP-, SARSEP-
          AND SIMPLE-IRAS) AND CERTAIN OTHER  RETIREMENT  ACCOUNTS.  IF YOU HAVE
          ONLY BUSINESS,  BUSINESS  RETIREMENT,  EMPLOYER-SPONSORED  OR AMERICAN
          CENTURY BROKERAGE ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE,
          BUT YOU MAY BE SUBJECT TO OTHER FEES.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

               A FUND'S  NET ASSET  VALUE,  OR NAV,  IS THE PRICE OF THE  FUND'S
          SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written  against shares subject to this seven-day  holding  period.
Investments  by wire generally  require only a one-day  holding  period.  If you change your address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized  signers with their signatures  guaranteed.  If you change  your bank  information,  we may impose a
15-day  holding  period before we will transfer or wire  redemption  proceeds to your bank. In addition,  we reserve the right to honor certain  redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this amount in readily  marketable  securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum.  For Investor Class shares,  if you do not meet the deadline,  American  Century reserves the right to redeem the shares in the account and send the  proceeds to your  address of record.  Please note that you may incur tax  liability as a result of the  redemption.  For  Institutional
Class  shares,  we reserve the right to convert  your  shares to Investor  Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

SIGNATURE GUARANTEES

A signature  guarantee -- which is different from a notarized  signature -- is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions:

o    Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
     redemption is made payable to someone other than the account owners

o    Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

o    You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. Each fund  reserves the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term  trading and other so-called  market timing practices are not defined or  explicitly  prohibited  by any  federal  or state law.  However,  short-term trading and other abusive  trading  practices may disrupt  portfolio  management strategies and harm fund  performance.  If the  cumulative  amount of short-term trading  activity is significant  relative to a fund's net assets,  the fund may incur  trading  costs that are higher than  necessary  as  securities  are first purchased  then quickly sold to meet the redemption  request.  In such case, the fund's  performance could be negatively  impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially  harmful effects of abusive  trading  practices,  the fund's  Board of Directors  has  approved  American  Century's  abusive  trading policies and  procedures,  which are designed to reduce the frequency and effect of  these  activities  in our  funds.  These  policies  and  procedures  include monitoring trading activity,  imposing trading restrictions on certain accounts, imposing  redemption  fees on certain  funds,  and using fair value pricing when current  market  prices are not readily  available.  Although  these efforts are designed to discourage  abusive  trading  practices,  they cannot  eliminate the possibility  that such activity will occur.  American  Century seeks to exercise its  judgment  in  implementing  these tools to the best of its  abilities  in a manner that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may vary depending on the type of fund, the class of shares or whether  the  shares are held  directly  or  indirectly  with
American  Century.  They may change from time to time as  determined by American
Century  in  its  sole  discretion.  To  minimize  harm  to  the  fund  and  its shareholders,  we reserve  the right to reject  any  purchase  order  (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose  trading,  in our judgment,  has been or may be disruptive to the fund. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

o    within seven days of the purchase, or

o    within 30 days of the purchase, if it happens more than once per year.

To the extent practicable,  we try to use the same approach for defining abusive trading for shares  held  through  financial  intermediaries.  American  Century reserves the right, in its sole discretion,  to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In  addition,  American  Century  reserves  the  right to accept  purchases  and exchanges in excess of the trading  restrictions  discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American  Century's  policies do not permit us to enter into  arrangements  with fund shareholders that permit such shareholders to engage in frequent  purchases and redemptions of fund shares. Due to the complexity and subjectivity  involved
in  identifying   abusive  trading   activity  and  the  volume  of  shareholder
transactions  American Century handles,  there can be no assurance that American
Century's  efforts  will  identify all trades or trading  practices  that may be considered  abusive.  In addition,  American Century's ability to monitor trades that are  placed  by the  individual  shareholders  within  group,  or  omnibus, accounts  maintained by financial  intermediaries  is severely  limited  because
American  Century  generally does not have access to the underlying  shareholder account information.  However, American Century monitors aggregate trades placed in  omnibus  accounts  and  seeks  to  work  with  financial  intermediaries  to discourage shareholders from engaging in abusive trading practices and to impose restrictions  on excessive  trades.  There may be  limitations on the ability of financial  intermediaries  to impose  restrictions  on the trading  practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business  with us through a  financial  intermediary  or a  retirement plan,  your ability to purchase,  exchange,  redeem and transfer  shares will be affected by the policies of that entity. Some policy differences may include

o    minimum investment requirements

o    exchange policies

o    fund choices

o    cutoff time for investments

o    trading restrictions

Please  contact  your  FINANCIAL  INTERMEDIARY  or plan  sponsor  for a complete description  of its policies.  Copies of the fund's annual  reports,  semiannual reports  and  statement  of  additional  information  are  available  from  your intermediary or plan sponsor.

               FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
          COMPANIES AND INVESTMENT ADVISORS.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the fund's  distributor may make payments for various  additional  services or other expenses out of their profits or other available  sources.  Such payments may be made for one or more of the following:  (1) distribution services, which include expenses incurred by  intermediaries  for their sales activities with respect to the fund,  such as preparing,  printing and  distributing  sales  literature and advertising  materials  and  compensating  registered  representatives  or other employees  of such  intermediary  for their sales  activities;  (2)  shareholder services,  such as providing  individual and custom investment advisory services to clients of the  intermediary;  and (3)  marketing and  promotional  services, including business planning assistance,  educating personnel about the fund, and sponsorship  of sales  meetings,  which may include  covering costs of providing speakers,  meals and other  entertainment.  The distributor may sponsor seminars and conferences designed to educate  intermediaries about the fund and may cover the expenses  associated  with  attendance at such  meetings,  including  travel costs.  These  payments and  activities  are intended to provide an incentive to intermediaries  to sell the fund by ensuring  that they are  educated  about the fund, and to help such intermediaries  defray costs associated with offering the fund.  The amount of any payments  described by this  paragraph is determined by the  advisor  or the  distributor,  and all  such  amounts  are  paid out of the available assets of the advisor and distributor,  and not by you or the fund. As a result,  the total  expense ratio of the fund will not be affected by any such payments.

Although fund share  transactions  may be made directly with American Century at no charge,  you also may  purchase,  redeem and  exchange  fund  shares  through financial  intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

The fund has authorized  certain  financial  intermediaries  to accept orders on each fund's behalf.  American  Century has contracts  with these  intermediaries requiring  them to track the time  investment  orders are received and to comply with procedures relating to the transmission of orders.  Orders must be received by the  intermediary  on a fund's  behalf before the time the net asset value is determined  in order to receive  that day's  share  price.  If those  orders are transmitted  to American  Century and paid for in accordance  with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.  In addition,  from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase,  exchange or redeem at the net asset  value  (NAV) next  determined  after your order is  received  and accepted by the fund's transfer agent, or other financial  intermediary with the authority to accept  orders on the fund's  behalf.  We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock  Exchange  (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including  certain U.S. national  holidays),  we do not calculate the
NAV.  A  fund's  NAV is the  current  value  of the  fund's  assets,  minus  any liabilities, divided by the number of shares outstanding.

The fund values  portfolio  securities  for which market  quotations are readily available at their market price. As a general rule,  equity securities listed on a U.S.  exchange  are valued at the last current  reported  sale price as of the time of  valuation.  Securities  listed on the  NASDAQ  National  Market  System
(Nasdaq) are valued at the Nasdaq Official  Closing Price (NOCP),  as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time  of  valuation.  The  fund  may  use  pricing  services  to  assist  in the determination of market value.  Unlisted  securities for which market quotations are  readily  available  are  valued at the last  quoted  sale price or the last quoted ask price, as applicable,  except that debt  obligations  with 60 days or less remaining until maturity may be valued at amortized  cost.  Exchange-traded options,  futures and options on futures are valued at the  settlement  price as determined by the appropriate clearing corporation.

If the fund  determines  that the market  price for a portfolio  security is not readily  available or that the valuation  methods mentioned above do not reflect the  security's  fair  value,  such  security  is  valued  at its fair  value as determined in good faith by, or in accordance  with  procedures  adopted by, the fund's  board or its  designee  (a process  referred  to as "fair  valuing"  the security).  Circumstances  that  may  cause  the fund to fair  value a  security include, but are not limited to:

o    for funds  investing  in  foreign  securities,  if,  after the close of the foreign exchange on which a portfolio  security is principally  traded, but before the close of the NYSE,  an event occurs that may  materially  affect the value of the security;

o    for funds that invest in debt securities, a debt security has been declared in default; or

o    trading in a security has been halted during the trading day.

If such  circumstances  occur, the fund will fair value the security if the fair
valuation   would   materially   impact  the  fund's   NAV.   While  fair  value
determinations   involve  judgments  that  are  inherently   subjective,   these
determinations  are made in good faith in accordance with procedures  adopted by the fund's board.

The  effect of using fair  value  determinations  is that the fund's NAV will be based,  to some degree,  on security  valuations  that the board or its designee believes  are fair  rather than being  solely  determined  by the  market.

With  respect to any portion of the fund's  assets  that are  invested in one or more open-end management  investment  companies that are registered with the SEC
(known as  registered  investment  companies,  or RICs),  the fund's NAV will be calculated  based upon the NAVs of such RICs.  These RICs are required by law to explain the  circumstances  under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities  and other  assets  quoted in foreign  currencies  are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities  in foreign  markets may not take place every day the NYSE is open.  Also,  trading in some foreign markets and on some electronic  trading networks  may take  place on  weekends  or  holidays  when the fund's NAV is not calculated.  So, the value of the fund's  portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require each fund to make  distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund should not be subject to state or federal income  tax on  amounts  distributed.  The  distributions  generally  consist of dividends and interest  received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The fund pays  distributions of  substantially  all its income and from realized capital  gains  twice a year,  usually in March and  December.  It may make more frequent  distributions,  if  necessary,  to comply with  Internal  Revenue Code provisions.  Distributions may be taxable as ordinary income, capital gains or a combination of the two.  Capital gains are taxed at different rates depending on the length of time the fund held the  securities  that were sold.  Distributions are  reinvested  automatically  in additional  shares unless you choose  another option.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred  account. Tax consequences result from  distributions  by the fund of  dividend  and  interest  income  they  have
received  or  capital  gains  they  have  generated   through  their  investment
activities.  Tax  consequences  also may result when  investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred  account, such as an IRA or a qualified  employer-sponsored  retirement  or savings  plan,  income and capital gains  distributions  usually  will not be subject to current  taxation but will accumulate in your account  under the plan on a  tax-deferred  basis.  Likewise, moving  from one fund to  another  fund  within a plan or  tax-deferred  account generally  will  not  cause  you to be  taxed.  For  information  about  the tax consequences of making purchases or withdrawals through a tax-deferred  account, please consult your plan  administrator,  your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund distributions may consist of income,  such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income,  unless they are designated as QUALIFIED  DIVIDEND INCOME and you meet a minimum  required  holding  period with  respect to your shares of the fund,  in which case they are taxed as long-term capital gains.

               QUALIFIED  DIVIDEND INCOME IS A DIVIDEND  RECEIVED BY A FUND FROM
          THE STOCK OF A DOMESTIC OR QUALIFYING  FOREIGN  CORPORATION,  PROVIDED
          THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

--------------------------------------------------------------------------------
                                      TAX RATE FOR 10%       TAX RATE FOR
 TYPE OF DISTRIBUTION                 AND 15% BRACKETS       ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains              Ordinary income        Ordinary income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)          5%                     15%
and Qualified Dividend Income
--------------------------------------------------------------------------------

If the fund's distributions exceed its taxable income and capital gains realized during the year, all or a portion of the distributions  made by the fund in that tax  year  will  be  considered  a  return  of  capital.  A  return  of  capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher capital gains (or lower realized  capital  losses)
upon the sale of fund shares.

The tax status of any distributions of capital gains is determined by how long a fund held the  underlying  security that was sold, not by how long you have been invested in the fund, or whether you reinvest your  distributions  in additional shares or take them in cash.  For  taxable  accounts,  American  Century or your financial  intermediary will inform you of the tax status of fund  distributions for each calendar year in an annual tax mailing.

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your  redemptions -- including  exchanges to other American Century funds -- are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain  to you  with  respect  to  those  shares.  If a loss  is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

BUYING A DIVIDEND

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend  is that a fund's  portfolio  may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

MULTIPLE CLASS INFORMATION

American  Century  offers seven classes of shares of the fund:  Investor  Class,
Institutional Class, Advisor Class, A Class, B Class, C Class and R Class.

The  shares   offered  by  this   prospectus   are  Investor  Class  shares  and
Institutional  Class shares.  Investor Class and Institutional Class shares have no up-front or deferred charges,  commissions or 12b-1 fees. Institutional Class shares are offered  primarily  through  employer-sponsored  retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The other  classes have  different  fees,  expenses  and/or  minimum  investment requirements from the classes offered by this prospectus.  The difference in the fee structures between the classes is the result of their separate  arrangements for  shareholder  and  distribution  services.  It is  not  the  result  of  any difference  in  advisory  or  custodial  fees or other  expenses  related to the management of the fund's assets, which do not vary by class.  Different fees and expenses will affect  performance.  For  additional  information  concerning the
other   classes  of  shares  not  offered  by  this   prospectus,   call  us  at
1-800-378-9878.  You  also  can  contact  a sales  representative  or  financial intermediary who offers those classes of shares.

Except as  described  below,  all  classes  of  shares of a fund have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only differences  between the classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  (d) each class may have different exchange privileges;  and (e) the Institutional Class may provide for automatic  conversion  from that class into shares of the Investor  Class of the same fund.

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  fund's
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the fund's  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed,  legal  description of the fund's  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  prospectus.  This means  that it is  legally  part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the fund or your accounts,  online at  americancentury.com or by contacting  American  Century at the address or telephone  numbers listed below.

You  also  can get  information  about  the fund  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                  SEC Public Reference Room
                           Washington, D.C.
                           Call 202-942-8090 for location and hours.

ON THE INTERNET            o EDGAR database at sec.gov
                           o By email request at publicinfo@sec.gov

BY MAIL                    SEC Public Reference Section
                           Washington, D.C. 20549-0102

This  prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

--------------------------------------------------------------------------------
FUND REFERENCE                     FUND CODE      TICKER      NEWSPAPER LISTING
--------------------------------------------------------------------------------
LONG-SHORT EQUITY FUND
--------------------------------------------------------------------------------
   Investor                          108           N/A             N/A
--------------------------------------------------------------------------------
   Institutional                     408           N/A             N/A
--------------------------------------------------------------------------------

Investment Company Act File No. 811-5447

AMERICAN CENTURY INVESTMENTS

americancentury.com

Investor Class                                 Institutional Class
P.O. Box 419200                                P.O. Box 419385
Kansas City, Missouri 64141-6200               Kansas City, Missouri 64141-6385
1-800-345-2021 or 816-531-5575                 1-800-345-3533 or 816-531-5575
0509
SH-PRS-xxxxx

                                                             September 30, 2005

American Century
Investments
PROSPECTUS

A Class

B Class

C Class

R Class

Advisor Class

LONG-SHORT EQUITY FUND

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment
Services, Inc., Distributor

Dear Investor,

American  Century  Investments  is committed to helping  people make the most of their financial  opportunities.  That's why we are focused on achieving superior results and building long-term relationships with investors.

We believe our relationship with you begins with an easy-to-read prospectus that provides  you  with  the  information  you  need to feel  confident  about  your investment decisions.

Naturally,  you may have questions  about  investing  after you read through the prospectus.  Please contact your investment  professional  with questions or for more information about our funds.

Sincerely,

Brian H. Jeter
Senior Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

American Century Investments
P.O. Box 419786, Kansas City, MO 64141-6786

American Century Investment Services, Inc., Distributor
(C)2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American  Century  Investments  logo,  American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT  DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital appreciation in rising markets and in falling markets.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The portfolio  managers buy, or take long positions in,  EQUITY  SECURITIES that they have  identified  as  undervalued.  They  take  SHORT  POSITIONS  in equity securities  that they have  identified  as  overvalued.  The  fund's  investment process is designed to maintain  approximately  equal dollar amounts invested in long and short  positions  at all times.  By taking long and short  positions in different  stocks that are  approximately  equal in value,  the fund attempts to employ a market  neutral  strategy  that will limit the effect of general  stock market movements on its performance.

               EQUITY  SECURITIES  INCLUDE COMMON STOCK,  PREFERRED  STOCK,  AND
          EQUITY-EQUIVALENT  SECURITIES,  SUCH AS  SECURITIES  CONVERTIBLE  INTO
          COMMON  STOCK,   STOCK  FUTURES   CONTRACTS  OR  STOCK  INDEX  FUTURES
          CONTRACTS.

               A SHORT  POSITION  ARISES  WHEN THE FUND SELLS A SECURITY IT DOES
          NOT OWN BUT HAS BORROWED IN ANTICIPATION  THAT THE MARKET PRICE OF THE
          SECURITY WILL DECLINE. IF THE MARKET PRICE IN FACT DECLINES,  THE FUND
          CAN  REPLACE  THE  BORROWED  SECURITY AT A LOWER PRICE AND CAPTURE THE
          VALUE REPRESENTED BY THE DIFFERENCE  BETWEEN THE HIGHER SALE PRICE AND
          THE LOWER REPLACEMENT PRICE.

The fund's principal risks include:

MARKET  RISK - The value of the fund's  shares  will go up and down based on the performance  of the companies  whose  securities the fund owns and other factors generally affecting the securities market.

STYLE RISK - It is likely that the fund's  performance  will be sensitive to the value/growth cycle within the U.S. equity markets.

MANAGEMENT  RISK - Although  the fund seeks to have  approximately  equal dollar amounts invested in long and short positions, there is a risk that the portfolio managers  will not be able to construct a portfolio of long and short  positions that has limited exposure to general market movements.

SHORT SALES RISK - If the market  price of a security  increases  after the fund borrows  the  security,  the fund may suffer a loss by buying a security  at the higher price.

OVERWEIGHTING  RISK - The fund may suffer losses because of general  advances or declines in the prices of stocks in market  sectors or  industries  in which the fund is overweighted.

HIGH PORTFOLIO  TURNOVER - The fund's portfolio  turnover may be very high. This could result in relatively high transaction  costs,  which could hurt the fund's
performance,   and  cause   capital  gains  tax   liabilities   for  the  fund's
shareholders.

               PORTFOLIO TURNOVER IS A MEASURE OF HOW FREQUENTLY A FUND BUYS AND
          SELLS PORTFOLIO SECURITIES.

PRINCIPAL  LOSS - At any given time,  your shares may be worth more or less than the price you paid for them.  In other  words,  it is  possible to lose money by investing in the fund.

A more detailed description of the fund's investment strategies and risks may be found under the heading  OBJECTIVES,  STRATEGIES AND RISKS, which begins on page
x.

               AN INVESTMENT  IN THE FUND IS NOT A BANK  DEPOSIT,  AND IT IS NOT
          INSURED OR GUARANTEED  BY THE FEDERAL  DEPOSIT  INSURANCE  CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

The  fund's  performance  history  is not  available  as of  the  date  of  this prospectus.  When a class of the fund has investment results for a full calendar year,  this section will feature charts that show annual total returns,  highest and lowest  quarterly  returns and average  annual total  returns for that fund.
This information  indicates the volatility of the fund's historical returns from year to year.

For current performance information, please call us at 1-800-378-9878.

FEES AND EXPENSES

The following  tables  describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                     A CLASS    B CLASS   C CLASS   R CLASS   ADVISOR CLASS
------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases      5.75%      None       None      None        None
   (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                 None(1)    5.00%(2)  1.00%(3)    None        None
   (as a percentage of the original offering
   price for B Class shares or the lower of
   the original offering price or redemption
   proceeds for A and C Class shares)

(1)  INVESTMENTS  OF $1  MILLION  OR MORE IN A CLASS  SHARES MAY BE SUBJECT TO A
     CONTINGENT DEFERRED SALES CHARGE OF 1.00% IF THE SHARES ARE REDEEMED WITHIN
     ONE YEAR OF THE DATE OF PURCHASE.

(2)  THIS CHARGE IS 5.00% DURING THE FIRST YEAR AFTER  PURCHASE,  DECLINES  OVER
     THE NEXT FIVE YEARS AS SHOWN ON PAGE X, AND IS ELIMINATED AFTER SIX YEARS.

(3)  THIS CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE AND IS ELIMINATED
     THEREAFTER.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                        MANAGEMENT   DISTRIBUTION AND      OTHER        TOTAL ANNUAL FUND
                        FEE(1)       SERVICE (12B-1) FEES  EXPENSES(2)  OPERATING EXPENSES
------------------------------------------------------------------------------------------
 LONG-SHORT EQUITY

    A Class               1.38%          0.25%(3)           0.00%            1.63%

    B Class               1.38%          1.00%(3)           0.00%            2.38%

    C Class               1.38%          1.00%(3)           0.00%            2.38%

    R Class               1.38%          0.50%(3)           0.00%            1.88%

    Advisor Class         1.13%          0.50%(4)           0.00%            1.63%

(1)  THE FUND HAS A STEPPED FEE SCHEDULES.  AS A RESULT,  THE FUND'S  MANAGEMENT
     FEE RATE  GENERALLY  DECREASES AS ASSETS  INCREASE AND  INCREASES AS ASSETS
     DECREASE.

(2)  OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUND'S
     INDEPENDENT  DIRECTORS AND THEIR LEGAL  COUNSEL,  AS WELL AS INTEREST,  ARE
     EXPECTED TO BE LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

(3)  THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.   THE  FEE  MAY  BE  USED  TO  COMPENSATE   SUCH  FINANCIAL
     INTERMEDIARIES  FOR DISTRIBUTION AND OTHER SHAREHOLDER  SERVICES.  FOR MORE
     INFORMATION, SEE SERVICE, DISTRIBUTION AND ADMINISTRATIVE FEES, PAGE 23.

(4)  THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.  HALF OF THE ADVISOR CLASS 12B-1 FEE (0.25%) IS FOR ONGOING
     RECORDKEEPING   AND   ADMINISTRATIVE   SERVICES   PROVIDED   BY   FINANCIAL
     INTERMEDIARIES,  WHICH  WOULD  OTHERWISE  BE PAID BY THE ADVISOR OUT OF THE
     UNIFIED  MANAGEMENT FEE. THE ADVISOR HAS REDUCED ITS UNIFIED MANAGEMENT FEE
     FOR ADVISOR CLASS SHARES, BUT THE FEE FOR CORE INVESTMENT ADVISORY SERVICES
     IS  THE  SAME  FOR  ALL  CLASSES.   FOR  MORE  INFORMATION,   SEE  SERVICE,
     DISTRIBUTION AND ADMINISTRATIVE FEES, PAGE X.

EXAMPLE

The  examples in the table  below are  intended to help you compare the costs of investing  in a fund with the  costs of  investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o    invest $10,000 in the fund

o    redeem all of your shares at the end of the periods shown below

o    earn a 5% return each year

o    incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                              1 YEAR         3 YEARS
------------------------------------------------------
LONG-SHORT EQUITY

   A Class                     $730          $1,057

   B Class                     $639          $1,036

   C Class                     $239          $736

   R Class                     $190          $587

   Advisor Class               $165          $511

The table above reflects a deduction for charges  payable upon  redemption.  You would pay the following  expenses if you did not redeem your shares and thus did not incur such charges:

                              1 YEAR         3 YEARS
------------------------------------------------------
LONG-SHORT EQUITY

   A Class                     $730          $1,057

   B Class                     $239          $736

   C Class                     $239          $736

   R Class                     $190          $587

   Advisor Class               $165          $511

OBJECTIVES, STRATEGIES AND RISKS

LONG-SHORT EQUITY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital appreciation in rising markets and in falling markets.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The portfolio  managers take long positions in equity  securities that they have identified as undervalued  and short  positions in equity  securities  that they have identified as overvalued. Under normal circumstances,  the fund will invest at least 80% of its net assets (including,  for this purpose, any borrowings for investment purposes) in equity securities.

When the fund takes a long  position,  it purchases a stock  outright.  When the fund takes a short  position,  it sells at the current  market  price a stock it does not own but has borrowed in anticipation that the market price of the stock will decline.  To complete,  or close out, the short sale transaction,  the fund buys the same stock in the market and returns it to the  lender.  The fund makes money  when the  market  price of the  stock  goes down  after  the short  sale.
Conversely, if the price of the stock goes up after the sale, the fund will lose money  because it will have to pay more to replace  the  borrowed  stock than it received when it sold the stock short.

When the managers believe that a security is undervalued  relative to its peers, they may buy the  security  for the fund's  long  portfolio.  When the  managers believe that a security is overvalued  relative to its peers,  they may sell the security  short  by  borrowing  it  from a third  party  and  selling  it at the then-current  market price. There may be times when the fund holds a significant portion of its assets in cash or cash  equivalents,  although the fund generally intends to have all of its assets invested (either long or short) in equities at all times. The fund's investment  process is designed to maintain  approximately equal  dollar  amounts  invested in long and short  positions  at all times.  By taking long and short positions in different  securities that are  approximately equal in value,  the fund  attempts to limit the effect of general  stock market movements  on its  performance,  in  other  words to  employ  a  market  neutral strategy.

The fund's  share price may  increase if the  securities  in its long  portfolio increase in value more than the securities  underlying its short  positions.  On the other hand, the fund's share price may decrease if the securities underlying its short  positions  increase  in value  more than the  securities  in its long portfolio.  The managers  determine the  appropriate  balance between the fund's long and short positions by comparing the  attractiveness  of each position with its potential impact on the risk characteristics of the overall portfolio.

Under normal circumstances, the fund's stock selection process may result in the managers taking long positions in a market sector or industry that is not offset by corresponding short positions in the same market sector or industry, and vice versa.  This may result in increased  risk and  opportunity  for loss should the stocks in a particular market sector or industry not perform as predicted by our stock selection process.  The managers use a bottom-up approach to select market sectors or industries to over- or underweight.  If the stock  selection  process finds most stocks within a market sector or industry to be attractive,  then the managers  would  tend to  overweight  that  sector  or  industry.  If the  stock selection  process  finds  most  stocks  within  a  sector  or  industry  to  be unattractive,  the managers would tend to take more short positions with respect to issuers  in that  sector.  The  fund's  stock  selection  process  weighs the potential gain of a position  against the risk in having over- or  underweighted
industry   exposures   and   suggests   trades  to   improve   the   risk/return
characteristics of the fund.

The fund's investment strategy utilizes quantitative  management techniques in a two-step process that draws heavily on computer  technology.  In the first step, the portfolio manager ranks stocks,  primarily the 1,500 largest publicly traded companies in the United States  (measured by the value of their stock) from most attractive to least  attractive.  This is  determined by using a computer  model
("stock  ranking  model") that combines  measures of a stock's value, as well as measures of its growth  potential.  To measure value, the managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth,  the managers use the rate of growth of a company's earnings and changes in its earnings estimates, as well as other factors.

In the second step, the managers use a technique called portfolio  optimization.
In portfolio  optimization,  the managers use a computer to build a portfolio of stocks from the  ranking  described  above that they  believe  will  provide the optimal balance between risk and expected return.

When the  managers  believe it is prudent,  the fund may invest a portion of its assets in convertible debt  securities,  equity-equivalent  securities,  foreign securities,  short-term  securities,  nonleveraged  futures  contracts and other similar securities.  Futures contracts,  a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing  futures contracts and similar  derivative  securities to help manage the risk of these types of  investments.  A complete  description of the derivatives  policy is included in the statement of additional  information.
The fund  measures  its return by a  comparison  to the  return on 3-month  U.S.
Treasury  Bills.  Accordingly,  the managers  attempt to achieve returns for the fund's  shareholders  that  exceed the return  that an  investor  could  achieve through an investment in 3-month U.S.  Treasury Bills. An investment in the fund is different from an investment in 3-month U.S.  Treasury  Bills because,  among other differences, Treasury Bills are backed by the full faith and credit of the
U.S.  Government,  Treasury  Bills  have a fixed rate of  return,  investors  in
Treasury  Bills do not risk losing their  investment,  and an  investment in the fund is more volatile than an  investment in Treasury  Bills.  Please see page x for the principal risks of investing in the fund.

Because  of the  frequency  with  which  the  managers  buy and  sell  portfolio securities,  a larger  portion of  distributions  received by  shareholders  are likely to reflect  short-term  capital gains, which are taxed as ordinary income rather than long-term capital gains.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

At any given time, your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

Although the fund's investment strategy seeks to limit the risks associated with investing  in the  general  equity  market,  the value of your shares may change depending  on external  conditions  affecting  the fund's  portfolio,  including market, economic, political, regulatory and other factors.

There is no guarantee that the investment  techniques and risk analyses employed by the portfolio  managers will produce the desired results.  If the fund's long and short positions do not perform as anticipated by the portfolio managers, the fund's  potential losses could exceed those of other mutual funds that hold only long stock portfolios.

Although the  portfolio  managers  seek to maintain  approximately  equal dollar amounts in long and short positions, there is a risk that the portfolio managers will not construct a portfolio of such positions that limits exposure to general
U.S. stock market movements, capitalization ranges or other risk factors.

The  portfolio  managers may sell a security  short by borrowing it from a third party and selling it at the then-current  price. On some later date, the fund is obligated  to  buy  the  security  back  so it can be  returned  to the  lender.
Accordingly,  short  sales  involve  the risk that the fund will incur a loss by subsequently  buying a  security  at a higher  price than the price at which the fund  previously  sold the  security  short.  Any loss will be  increased by the amount of premium or interest the fund must pay to a lender of the security.  In addition,  because the fund's loss on a short sale stems from  increases  in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a fund's loss on a long position  arises from  decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero.

Overweighting investments in certain U.S. market sectors or industries may cause the fund to suffer a loss  related  to  advances  or  declines  in the prices of stocks in those sectors or industries.

The  fund's  risk   control   policy  is  not  designed  to  yield  a  perfectly
style-neutral portfolio.  Consequently, it is likely that the fund's performance will be sensitive to the value/growth  cycle within the U.S. equity markets.  In other  words,  the fund's  performance  will be more  likely to  decline  during periods when growth  stocks  outperform  value  stocks than during  periods when value stocks outperform growth stocks.

The fund's investment strategy may produce a high portfolio turnover rate, which may result in increased  transaction costs that may reduce the fund's return and cause negative tax consequences to shareholders.

The fund's  performance  also may be affected by  investments  in initial public offerings  (IPOs).  The  impact of IPOs on a fund's  performance  depends on the strength  of the IPO market and the size of the fund.  IPOs may have less impact on the fund's performance as its assets grow.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors,  investment  advisor and fund  management  team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management  of the fund and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than  three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial  interest in the advisor  or any of its  affiliated  companies  (other  than as  shareholders  of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment  advisor is American Century Investment  Management,  Inc.
(the  advisor).  The advisor has been  managing  mutual  funds since 1958 and is headquartered at 4500 Main Street,  Kansas City,  Missouri 64111.

The advisor is responsible  for managing the  investment  portfolios of the fund and directing the purchase and sale of its  investment  securities.  The advisor also arranges for transfer agency,  custody and all other services necessary for the fund to operate.

For the  services  it  provides  to the fund,  the  advisor  receives  a unified management  fee based on a percentage  of the daily net assets of each  specific class  of  shares  of the  fund.  The  percentage  rate  used to  calculate  the management  fee for each class of shares of a fund is  determined  daily using a two-component  formula  that takes into  account (i) the daily net assets of the accounts managed by the advisor that are in the same broad  investment  category as the  fund  (the  "Category  Fee")  and (ii) the  assets  of all  funds in the
American  Century  family of funds (the "Complex  Fee").  The  management fee is calculated daily and paid monthly in arrears.

The statement of additional  information contains detailed information about the calculation of the management  fee. Out of each fund's fee, the advisor pays all expenses of managing and operating that fund except brokerage  expenses,  taxes, interest,  fees and  expenses  of the  independent  directors  (including  legal counsel fees), and  extraordinary  expenses.  A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated  third parties who provide recordkeeping and  administrative  services that would otherwise be performed by an affiliate of the advisor.

Long-Short  Equity will pay the advisor a unified  management  fee calculated by adding the appropriate  Investment  Category and Complex fees from the following schedules.

Investment Category Fee Schedule

--------------------------------------------
CATEGORY ASSETS       FEE RATE

--------------------------------------------
First $1 billion      1.2300%
--------------------------------------------
Next $5 billion       1.1700%
--------------------------------------------
Next $15 billion      1.1260%
--------------------------------------------
Next $25 billion      1.0790%
--------------------------------------------
Next $50 billion      1.0520%
--------------------------------------------
Next $150 billion     1.0490%
--------------------------------------------
Thereafter            1.0480%
--------------------------------------------

COMPLEX FEE SCHEDULE
---------------------------------------------------------------------
COMPLEX ASSETS            FEE RATE: A CLASS,     FEE RATE: ADVISOR
                          B CLASS, C CLASS       CLASS
                          AND R CLASS
----------------------------------------------------------------------
FIRST $2.5 BILLION        0.3100%                0.0600%
----------------------------------------------------------------------
NEXT $7.5 BILLION         0.3000%                0.0500%
----------------------------------------------------------------------
NEXT $15 BILLION          0.2985%                0.0485%
----------------------------------------------------------------------
NEXT $25 BILLION          0.2970%                0.0470%
----------------------------------------------------------------------
NEXT $25 BILLION          0.2870%                0.0370%
----------------------------------------------------------------------
NEXT $25 BILLION          0.2800%                0.0300%
----------------------------------------------------------------------
NEXT $25 BILLION          0.2700%                0.0200%
----------------------------------------------------------------------
NEXT $25 BILLION          0.2650%                0.0150%
----------------------------------------------------------------------
NEXT $25 BILLION          0.2600%                0.0100%
----------------------------------------------------------------------
NEXT $25 BILLION          0.2550%                0.0050%
----------------------------------------------------------------------
THEREAFTER                0.2500%                0.0000%
----------------------------------------------------------------------

THE FUND MANAGEMENT TEAM

The advisor uses a team of  portfolio  managers and analysts to manage the fund.
The team meets regularly to review  portfolio  holdings and discuss purchase and sale activity.  Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

The  portfolio  managers on the  investment  team who are jointly and  primarily responsible for the day-to-day management of the fund are identified below.

LONG-SHORT EQUITY

KURT BORGWARDT

Mr. Borgwardt,  Senior Vice President and Senior Portfolio  Manager,  has been a member of the team since its  inception in September  2005.  He joined  American
Century in August  1990 and also has managed the  quantitative  equity  research effort.  He became a portfolio  manager in March 1998. He has a bachelor of arts from Stanford  University and an MBA with a  specialization  in finance from the
University of Chicago. He is a CFA charterholder.

The statement of additional  information  provides additional  information about the other accounts  managed by the portfolio  manager,  if any, the structure of his compensation, and his ownership of fund securities.

CODE OF ETHICS

American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders  come before the interests of the people who manage the fund.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar
days.  It  also  contains   limits  on  short-term   transactions   in  American
Century-managed  funds.  In  addition,  the Code of  Ethics  requires  portfolio managers and other  employees with access to  information  about the purchase or sale of  securities by the fund to obtain  approval  before  executing  personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  statement  of  additional information and the investment objectives of the fund may not be changed without shareholder  approval.  The Board of Directors and/or the advisor may change any other policies and investment strategies.

INVESTING WITH AMERICAN CENTURY

CHOOSING A SHARE CLASS

The shares offered by this  prospectus are intended for purchase by participants in  employer-sponsored  retirement or savings  plans and for persons  purchasing shares through investment advisors,  broker-dealers,  banks, insurance companies and other  financial  intermediaries  that provide  various  administrative  and distribution services.

The fund  offers the A, B, C, R and Advisor  Classes  through  this  prospectus.
Although each class of shares  represents an interest in the same fund, each has a different cost  structure,  as described  below.  Which class is right for you depends on many  factors,  including  how long you plan to hold the shares,  how much you plan to invest,  the fee  structure of each class,  and how you wish to compensate  your  financial  advisor  for the  services  provided  to you.  Your financial advisor can help you choose the option that is most appropriate.

The following chart provides a summary description of each class offered by this prospectus:

A CLASS                                        B CLASS
-------                                        -------
Initial sales charge(1)                        No initial sales charge

Generally no contingent deferred               Contingent deferred sales charge on
sales charge(2)                                redemptions within six years

12b-1 fee of 0.25%                             12b-1 fee of 1.00%

No conversion feature                          Convert to A Class shares eight years
                                               after purchase

Generally more appropriate                     Aggregate purchases are limited to
for long-term investors                        amounts less than $100,000

C CLASS                                        R CLASS AND ADVISOR CLASS
-------                                        -------------------------

No initial sales charge                        No initial sales charge

Contingent deferred sales charge on            No contingent deferred sales charge
redemptions within 12 months

12b-1 fee of 1.00%                             12b-1 fee of 0.50%(3)

No conversion feature                          No conversion feature

Aggregate purchases are limited to amounts     Generally offered through qualified
less than $1,000,000; generally more           retirement plans and other
appropriate for short-term investors           fee-based arrangements

(1)  THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF YOUR
     INVESTMENT,  AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES CHARGE
     FOR PURCHASES OF $1,000,000 OR MORE.

(2)  A  CONTINGENT  DEFERRED  SALES  CHARGE  (CDSC) OF 1.00%  WILL BE CHARGED ON
     CERTAIN  PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED  WITHIN ONE YEAR
     OF PURCHASE.

(3)  WHILE THE  ADVISOR  CLASS AND R CLASS HAVE THE SAME 12B-1 FEE,  THEIR TOTAL
     ANNUAL FUND  OPERATING  EXPENSES  WILL BE DIFFERENT  BECAUSE OF THE ADVISOR
     CLASS'S LOWER UNIFIED MANAGEMENT FEE. SEE PAGE X FOR MORE DETAILS.

MINIMUM INITIAL INVESTMENT AMOUNTS (FOR ALL CLASSES)

To open an account,  the  minimum  initial  investment  amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.

CALCULATION OF SALES CHARGES

The  information  regarding  sales charges  provided  herein is included free of charge  and in a  clear  and  prominent  format  at  americancentury.com  in the
"Investors  Using Advisors" and "Investment  Professionals"  portions of the Web site. From the description of A, B or C Class shares,  a hyperlink will take you directly to this disclosure.

A Class

A Class shares are sold at their offering  price,  which is net asset value plus an initial  sales charge.  This sales charge  varies  depending on the amount of your investment,  and is deducted from your purchase before it is invested.  The sales charges and the amounts paid to your financial advisor are:

                            SALES CHARGE       SALES CHARGE      AMOUNT PAID TO
                            AS A % OF          AS A % OF NET     FINANCIAL ADVISOR
PURCHASE AMOUNT             OFFERING PRICE     AMOUNT INVESTED   AS A % OF OFFERING PRICE

Less than $50,000           5.75%              6.10%             5.00%

$50,000 - $99,999           4.75%              4.99%             4.00%

$100,000 - $249,999         3.75%              3.90%             3.25%

$250,000 - $499,999         2.50%              2.56%             2.00%

$500,000 - $999,999         2.00%              2.04%             1.75%

$1,000,000 - $3,999,999     0.00%              0.00%             1.00%(1)

$4,000,000 - $9,999,999     0.00%              0.00%             0.50%(1)

$10,000,000 or more         0.00%              0.00%             0.25%(1)

(1)  FOR PURCHASES OVER  $1,000,000 BY QUALIFIED  RETIREMENT  PLANS,  NO UPFRONT
     AMOUNT WILL BE PAID TO FINANCIAL ADVISORS.

There is no front-end  sales charge for purchases of $1,000,000 or more,  but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge, subject to the exceptions listed below. No sales charge applies to reinvested dividends.

REDUCTIONS AND WAIVERS OF SALES CHARGES

You may qualify for a reduction or waiver of certain sales  charges,  but you or your financial advisor must provide certain  information,  including the account numbers of any  accounts to be  aggregated,  to American  Century at the time of purchase in order to take advantage of such reduction or waiver.

You and your  immediate  family (your spouse and your children  under the age of
21) may combine investments to reduce your A Class sales charge in the following ways:

ACCOUNT  AGGREGATION.  Investments  made by you and your immediate family may be aggregated  at each  account's  current  market  value  if  made  for  your  own account(s) and/or certain other accounts, such as:

o    Certain trust accounts

o    Solely controlled business accounts

o    Single-participant retirement plans

o    Endowments or foundations established and controlled by you or an immediate family member

For purposes of  aggregation,  only  investments  made through  individual-level accounts,  rather than accounts  aggregated at the  intermediary  level,  may be included.

CONCURRENT PURCHASES.  You may combine simultaneous purchases in A, B or C Class shares of any two or more American  Century Advisor Funds (funds that offer A, B and C Class shares) to qualify for a reduced A Class sales charge.

RIGHTS OF  ACCUMULATION.  You may take into  account the  current  value of your existing holdings in A, B or C Class shares of any American Century Advisor Fund to determine your A Class sales charge.

LETTER OF INTENT.  A Letter of Intent allows you to combine all non-money market fund purchases of all A, B and C Class shares you intend to make over a 13-month period to determine the applicable  sales charge.  Such purchases will be valued at their  historical  cost for this  purpose.  At your request,  purchases  made during the  previous 90 days may be  included;  however,  capital  appreciation, capital  gains and  reinvested  dividends  do not apply  toward  these  combined purchases.  A portion of your account will be held in escrow to cover additional
A Class  sales  charges  that  will be due if your  total  investments  over the
13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS.  The sales charge on A Class shares may be waived for:

o    purchases  by  registered  representatives  and other  employees of certain financial  intermediaries (and their immediate family members) having sales agreements with the advisor or distributor

o    wrap accounts  maintained for clients of certain  financial  intermediaries who have entered into agreements with American Century

o    present or former officers, directors and employees (and their families) of
     American Century

o    qualified retirement plan purchases

o    IRA Rollovers  from any American  Century  Advisor Fund held in a qualified retirement plan

o    certain other investors as deemed appropriate by American Century

B CLASS

B Class  shares  are sold at their net asset  value  without  an  initial  sales charge.  For sales of B Class shares,  the amount paid to your financial advisor is 4.00% of the amount  invested.  If you redeem your shares within six years of purchase you will pay a  contingent  deferred  sales charge  (CDSC) as set forth below. The purpose of the CDSC is to permit the fund's distributor to recoup all or a portion of the up-front payment made to your financial advisor. There is no
CDSC on shares acquired through reinvestment of dividends or capital gains.

REDEMPTIONS DURING                     CDSC AS A % OF ORIGINAL PURCHASE PRICE

1st year                               5.00%

2nd year                               4.00%

3rd year                               3.00%

4th year                               3.00%

5th year                               2.00%

6th year                               1.00%

After 6th year                         None

B Class shares (which carry a 1.00% 12b-1 fee) will  automatically  convert to A
Class  shares  (which  carry a 0.25%  12b-1 fee) in the month of the  eight-year anniversary of the purchase date.

C CLASS

C Class  shares  are sold at their net asset  value  without  an  initial  sales charge.  For sales of C Class shares,  the amount paid to your financial advisor is 1.00% of the amount  invested.  If you redeem your shares within 12 months of purchase  you will pay a CDSC of 1.00%  of the  original  purchase  price or the value at redemption, whichever is less. The purpose of the CDSC is to permit the fund's  distributor  to recoup all or a portion of the up-front  payment made to your financial advisor.

The CDSC  will  not be  charged  on  shares  acquired  through  reinvestment  of dividends or distributions or increases in the net asset value of shares.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares,  the fund will first redeem shares acquired through reinvested  dividends and capital gain distributions,  which are not  subject to a CDSC.  Shares that have been in your account long enough that they are not subject to a CDSC are redeemed  next.  For any  remaining  redemption  amount,  shares  will be sold in the order they were purchased (earliest to latest).

CDSC WAIVERS

Any applicable CDSC may be waived in the following cases:

o    redemptions through systematic withdrawal plans not exceeding annually:

     =    12% of the lesser of the  original  purchase  cost or  current  market value for A Class shares

     =    12% of the original purchase cost for B Class shares

     =    12% of the lesser of the  original  purchase  cost or  current  market value for C Class shares

o    distributions  from IRAs due to attainment of age 59(1)/2 for A Class and C
     Class shares

o    required minimum  distributions from retirement  accounts upon reaching age
     70(1)/2

o    tax-free returns of excess contributions to IRAs

o    redemptions due to death or post-purchase disability

o    exchanges,  unless the shares  acquired by exchange are redeemed within the original CDSC period

o    IRA  rollovers  from  American  Century  Advisor  Fund held in a  qualified retirement plan, for A Class shares only

o    if no broker was compensated for the sale

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption of any A or B Class shares,  you may reinvest all of the  redemption  proceeds in A Class shares of any American  Century  Advisor
Fund at the then-current net asset value without paying an initial sales charge.
Any CDSC  you paid on an A Class  redemption  that you are  reinvesting  will be credited to your account.  You or your financial  advisor must notify the fund's transfer agent in writing at the time of the  reinvestment  to take advantage of this privilege, and you may use it only once.

EXCHANGING SHARES

You may  exchange  shares of the fund for  shares of the same  class of  another
American  Century  Advisor Fund without a sales charge if you meet the following criteria:

o    The exchange is for a minimum of $100

o    For an exchange  that opens a new account,  the amount of the exchange must meet or exceed the minimum account size  requirement for the fund receiving the exchange

For  purposes  of  computing  any  applicable  CDSC on  shares  that  have  been exchanged,  the  holding  period  will begin as of the date of  purchase  of the original fund owned.  Exchanges  from a money market fund are subject to a sales charge on the fund being  purchased,  unless the money  market  fund shares were acquired  by  exchange  from a fund with a sales  charge or by  reinvestment  of dividends or capital gains distributions.

BUYING AND SELLING SHARES

Your ability to purchase,  exchange,  redeem and transfer  shares will depend on the policies of the financial  intermediary through which you do business.  Some policy differences may include

o    minimum investment requirements

o    exchange policies

o    fund choices

o    cutoff time for investments

o    trading restrictions

In addition,  your financial  intermediary  may charge a transaction fee for the purchase  or sale of fund  shares.  Please  contact  your  intermediary  or plan sponsor for a complete  description  of its policies.  Copies of a fund's annual report,  semiannual report and statement of additional information are available from your intermediary or plan sponsor.

The fund has authorized certain FINANCIAL INTERMEDIARIES to accept orders on the
fund's  behalf.   American  Century  has  contracts  with  these  intermediaries requiring  them to track the time  investment  orders are received and to comply with procedures relating to the transmission of orders.  Orders must be received by the  intermediary  on a fund's  behalf before the time the net asset value is determined  in order to receive  that day's  share  price.  If those  orders are transmitted  to American  Century and paid for in accordance  with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

               FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
          COMPANIES AND INVESTMENT ADVISORS.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. The fund  reserves  the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

ABUSIVE TRADING PRACTICES

Short-term  trading and other so-called  market timing practices are not defined or  explicitly  prohibited  by any  federal  or state law.  However,  short-term trading and other abusive  trading  practices may disrupt  portfolio  management strategies and harm fund  performance.  If the  cumulative  amount of short-term trading  activity is significant  relative to a fund's net assets,  the fund may incur  trading  costs that are higher than  necessary  as  securities  are first purchased  then quickly sold to meet the redemption  request.  In such case, the fund's  performance could be negatively  impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially  harmful effects of abusive  trading  practices,  the fund's  Board of Directors  has  approved  American  Century's  abusive  trading policies and  procedures,  which are designed to reduce the frequency and effect of  these  activities  in our  funds.  These  policies  and  procedures  include monitoring trading activity,  imposing trading restrictions on certain accounts, imposing  redemption  fees on certain  funds,  and using fair value pricing when current  market  prices are not readily  available.  Although  these efforts are designed to discourage  abusive  trading  practices,  they cannot  eliminate the possibility  that such activity will occur.  American  Century seeks to exercise its judgment in implementing  these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may vary depending on the type of fund, the class of shares or whether  the  shares are held  directly  or  indirectly  with
American  Century.  They may change from time to time as  determined by American
Century  in  its  sole  discretion.  To  minimize  harm  to  the  fund  and  its shareholders,  we reserve  the right to reject  any  purchase  order  (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose  trading,  in our judgment,  has been or may be disruptive to the fund. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

o    within seven days of the purchase, or

o    within 30 days of the purchase, if it happens more than once per year.

To the extent practicable,  we try to use the same approach for defining abusive trading for shares  held  through  financial  intermediaries.  American  Century reserves the right, in its sole discretion,  to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading  practices.  In addition,  American Century reserves the right to accept  purchases  and  exchanges in excess of the trading restrictions  discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American  Century's  policies do not permit us to enter into  arrangements  with fund shareholders that permit such shareholders to engage in frequent  purchases and redemptions of fund shares. Due to the complexity and subjectivity  involved
in  identifying   abusive  trading   activity  and  the  volume  of  shareholder
transactions  American Century handles,  there can be no assurance that American
Century's  efforts  will  identify all trades or trading  practices  that may be considered  abusive.  In addition,  American Century's ability to monitor trades that are  placed  by the  individual  shareholders  within  group,  or  omnibus, accounts  maintained by financial  intermediaries  is severely  limited  because
American  Century  generally does not have access to the underlying  shareholder account information.  However, American Century monitors aggregate trades placed in  omnibus  accounts  and  seeks  to  work  with  financial  intermediaries  to discourage shareholders from engaging in abusive trading practices and to impose restrictions  on excessive  trades.  There may be  limitations on the ability of financial  intermediaries  to impose  restrictions  on the trading  practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

REDEMPTIONS

If you sell your B or C Class or, in  certain  cases,  A Class  shares  within a certain  time after their  purchase,  you will pay a sales  charge the amount of which is  contingent  upon the  amount  of time you have held  your  shares,  as described above.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

               A FUND'S  NET ASSET  VALUE,  OR NAV,  IS THE PRICE OF THE  FUND'S
          SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written  against shares subject to this seven-day  holding  period.
Investments  by wire generally  require only a one-day  holding  period.  If you change your address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized  signers with their signatures  guaranteed.  If you change  your bank  information,  we may impose a
15-day  holding  period before we will transfer or wire  redemption  proceeds to your bank. In addition,  we reserve the right to honor certain  redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this amount in readily  marketable  securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline,  American
Century  reserves  the right to redeem  the shares in the  account  and send the proceeds to your  address of record.  Please  note that shares  redeemed in this manner may be subject to a sales  charge if held less than the  applicable  time period. You also may incur tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature  guarantee -- which is different from a notarized  signature -- is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions:

o    Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
     redemption is made payable to someone other than the account owners

o    Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

o    You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer multiple copies of these documents individually  addressed, please contact your financial intermediary directly.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.  In addition,  from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase,  exchange or redeem at the net asset  value  (NAV) next  determined  after your order is  received  and accepted by the fund's transfer agent, or other financial  intermediary with the authority to accept  orders on the fund's  behalf.  We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock  Exchange  (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including  certain U.S. national  holidays),  we do not calculate the
NAV.  A  fund's  NAV is the  current  value  of the  fund's  assets,  minus  any liabilities, divided by the number of shares outstanding.

The fund values  portfolio  securities  for which market  quotations are readily available at their market price. As a general rule,  equity securities listed on a U.S.  exchange  are valued at the last current  reported  sale price as of the time of  valuation.  Securities  listed on the  NASDAQ  National  Market  System
(Nasdaq) are valued at the Nasdaq Official  Closing Price (NOCP),  as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time  of  valuation.  The  fund  may  use  pricing  services  to  assist  in the determination of market value.  Unlisted  securities for which market quotations are  readily  available  are  valued at the last  quoted  sale price or the last quoted ask price, as applicable,  except that debt  obligations  with 60 days or less remaining until maturity may be valued at amortized  cost.  Exchange-traded options,  futures and options on futures are valued at the  settlement  price as determined by the appropriate clearing corporation.

If the fund  determines  that the market  price for a portfolio  security is not readily  available or that the valuation  methods mentioned above do not reflect the  security's  fair  value,  such  security  is  valued  at its fair  value as determined in good faith by, or in accordance  with  procedures  adopted by, the fund's  board or its  designee  (a process  referred  to as "fair  valuing"  the security).  Circumstances  that  may  cause  the fund to fair  value a  security include, but are not limited to:

o    for funds  investing  in  foreign  securities,  if,  after the close of the foreign exchange on which a portfolio  security is principally  traded, but before the close of the NYSE,  an event occurs that may  materially  affect the value of the security;

o    for funds that invest in debt securities, a debt security has been declared in default; or

o    trading in a security has been halted during the trading day.

If such  circumstances  occur, the fund will fair value the security if the fair
valuation   would   materially   impact  the  fund's   NAV.   While  fair  value
determinations   involve  judgments  that  are  inherently   subjective,   these
determinations  are made in good faith in accordance with procedures  adopted by the fund's board.

The  effect of using fair  value  determinations  is that the fund's NAV will be based,  to some degree,  on security  valuations  that the board or its designee believes are fair rather than being solely determined by the market.

With  respect to any portion of the fund's  assets  that are  invested in one or more open-end management  investment  companies that are registered with the SEC
(known as  registered  investment  companies,  or RICs),  the fund's NAV will be calculated  based upon the NAVs of such RICs.  These RICs are required by law to explain the  circumstances  under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities  and other  assets  quoted in foreign  currencies  are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities  in foreign  markets may not take place every day the NYSE is open.  Also,  trading in some foreign markets and on some electronic  trading networks  may take  place on  weekends  or  holidays  when the fund's NAV is not calculated.  So, the value of the fund's  portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require each fund to make  distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund should not be subject to state or federal income  tax on  amounts  distributed.  The  distributions  generally  consist of dividends and interest  received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The fund pays  distributions of  substantially  all its income and from realized capital  gains  twice a year,  usually in March and  December.  It may make more frequent  distributions,  if  necessary,  to comply with  Internal  Revenue Code provisions.  Distributions may be taxable as ordinary income, capital gains or a combination of the two.  Capital gains are taxed at different rates depending on the length of time the fund held the  securities  that were sold.  Distributions are  reinvested  automatically  in additional  shares unless you choose  another option.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred  account. Tax consequences result from  distributions  by the fund of  dividend  and  interest  income  they  have
received  or  capital  gains  they  have  generated   through  their  investment
activities.  Tax  consequences  also may result when  investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred  account, such as an IRA or a qualified  employer-sponsored  retirement  or savings  plan,  income and capital gains  distributions  usually  will not be subject to current  taxation but will accumulate in your account  under the plan on a  tax-deferred  basis.  Likewise, moving  from one fund to  another  fund  within a plan or  tax-deferred  account generally  will  not  cause  you to be  taxed.  For  information  about  the tax consequences of making purchases or withdrawals through a tax-deferred  account, please consult your plan  administrator,  your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund distributions may consist of income,  such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income,  unless they are designated as QUALIFIED  DIVIDEND INCOME and you meet a minimum  required  holding  period with  respect to your shares of the fund,  in which case they are taxed as long-term capital gains.

               QUALIFIED  DIVIDEND INCOME IS A DIVIDEND  RECEIVED BY A FUND FROM
          THE STOCK OF A DOMESTIC OR QUALIFYING  FOREIGN  CORPORATION,  PROVIDED
          THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

                                      TAX RATE FOR 10%         TAX RATE FOR
 TYPE OF DISTRIBUTION                 AND 15% BRACKETS         ALL OTHER BRACKETS
----------------------------------------------------------------------------------

Short-term capital gains              Ordinary income          Ordinary income
Long-term capital gains (> 1 year)
and Qualified Dividend Income                5%                      15%

If the fund's distributions exceed its taxable income and capital gains realized during the year, all or a portion of the distributions  made by the fund in that tax  year  will  be  considered  a  return  of  capital.  A  return  of  capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher capital gains (or lower realized  capital  losses)
upon the sale of fund shares.

The tax status of any distributions of capital gains is determined by how long a fund held the  underlying  security that was sold, not by how long you have been invested in the fund, or whether you reinvest your  distributions  in additional shares or take them in cash.  For  taxable  accounts,  American  Century or your financial  intermediary will inform you of the tax status of fund  distributions for each calendar year in an annual tax mailing.

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your  redemptions -- including  exchanges to other American Century funds -- are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain  to you  with  respect  to  those  shares.  If a loss  is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

BUYING A DIVIDEND

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend  is that a fund's  portfolio  may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

MULTIPLE CLASS INFORMATION

American  Century  offers seven classes of shares of the fund through  financial intermediaries:  A Class,  B Class, C Class,  R Class,  Advisor Class,  Investor
Class and  Institutional  Class.  The shares  offered by this  prospectus  are A
Class,  B Class,  C Class,  R Class and Advisor Class shares,  which are offered primarily through  employer-sponsored  retirement plans or through  institutions such as investment advisors, banks, broker-dealers and insurance companies.

The other  classes have  different  fees,  expenses  and/or  minimum  investment requirements from the classes offered by this prospectus.  The difference in the fee structures between the classes is the result of their separate  arrangements for  shareholder  and  distribution  services.  It is  not  the  result  of  any difference  in  advisory  or  custodial  fees or other  expenses  related to the management of the fund's assets, which do not vary by class.  Different fees and expenses will affect  performance.  For  additional  information  concerning the other classes of shares not offered by this prospectus, call us at

o  1-800-345-2021 for Investor Class shares

o  1-800-345-3533 for Institutional Class shares.

You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as  described  herein,  all  classes  of shares of a fund have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only  differences  among the  classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  (d) each class may have different exchange privileges;  (e) the Institutional Class may provide for automatic  conversion  from that class into shares of the Investor  Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

SERVICE, DISTRIBUTION AND ADMINISTRATIVE FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses  associated with the distribution of their shares out of fund assets.  Each class offered by this  prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class,  1.00% for B and C
Class, and 0.50% for R and Advisor Class to the  distributor.  Under the Advisor
Class Plan, the fund's Advisor Class pays the distributor an annual fee of 0.50%
of the Advisor Class average net assets,  half for certain  ongoing  shareholder and administrative  services and half for distribution services,  including past distribution  services.  The  distributor  may use these fees to pay for certain ongoing shareholder and administrative  services and for distribution  services, including past distribution  services.  The distributor pays all or a portion of such  fees to the  investment  advisors,  banks,  broker-dealers  and  insurance companies  that make the classes  available.  Because these fees are used to pay for services that are not related to prospective  sales of the fund,  each class will  continue  to make  payments  under  its plan  even if it is  closed to new investors.  Because  these fees are paid out of the fund's  assets on an ongoing basis,  over time these fees will increase the cost of your  investment  and may cost you more than other  types of sales  charges.  The higher  fees for B and C
Class  shares may cost you more over time than paying the initial  sales  charge for A Class shares. For additional  information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the fund's  distributor may make payments for various  additional  services or other expenses out of their profits or other available  sources.  Such payments may be made for one or more of the following:  (1) distribution services, which include expenses incurred by  intermediaries  for their sales activities with respect to the fund,  such as preparing,  printing and  distributing  sales  literature and advertising  materials  and  compensating  registered  representatives  or other employees  of such  intermediary  for their sales  activities;  (2)  shareholder services,  such as providing  individual and custom investment advisory services to clients of the  intermediary;  and (3)  marketing and  promotional  services, including business planning assistance,  educating personnel about the fund, and sponsorship  of sales  meetings,  which may include  covering costs of providing speakers,  meals and other  entertainment.  The distributor may sponsor seminars and conferences designed to educate  intermediaries about the fund and may cover the expenses  associated  with  attendance at such  meetings,  including  travel costs.  These  payments and  activities  are intended to provide an incentive to intermediaries  to sell the fund by ensuring  that they are  educated  about the fund, and to help such intermediaries  defray costs associated with offering the fund.  The amount of any payments  described by this  paragraph is determined by the  advisor  or the  distributor,  and all  such  amounts  are  paid out of the available assets of the advisor and distributor,  and not by you or the fund. As a result,  the total  expense ratio of the fund will not be affected by any such payments.

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  fund's
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the fund's  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed,  legal  description of the fund's  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  prospectus.  This means  that it is  legally  part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the fund or your accounts,  online at  americancentury.com or by contacting  American  Century at the address or telephone  numbers listed below.

You  also  can get  information  about  the fund  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for location and hours.

ON THE INTERNET             o EDGAR database at sec.gov
                            o By email request at publicinfo@sec.gov

BY MAIL                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This  prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                  FUND CODE         TICKER       NEWSPAPER LISTING
--------------------------------------------------------------------------------
LONG-SHORT EQUITY FUND
--------------------------------------------------------------------------------
   A Class                        125              N/A               N/A
--------------------------------------------------------------------------------
   B Class                        325              N/A               N/A
--------------------------------------------------------------------------------
   C Class                        608              N/A               N/A
--------------------------------------------------------------------------------
   R Class                        208              N/A               N/A
--------------------------------------------------------------------------------
   Advisor Class                  708              N/A               N/A
--------------------------------------------------------------------------------

Investment Company Act File No. 811-5447

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786

1-800-378-9878

0509
SH-PRS-xxxx

                                                             September 30, 2005

AMERICAN CENTURY INVESTMENTS
STATEMENT OF ADDITIONAL INFORMATION

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

Disciplined Growth Fund
Equity Growth Fund
Global Gold Fund
Income & Growth Fund
Long-Short Equity Fund
Small Company Fund
Utilities Fund

THIS  STATEMENT OF ADDITIONAL  INFORMATION  ADDS TO THE DISCUSSION IN THE FUNDS'
PROSPECTUSES,  DATED MAY 1, 2005,  JULY 29, 2005 AND SEPTEMBER 30, 2005,  BUT IS
NOT A  PROSPECTUS.  THE STATEMENT OF  ADDITIONAL  INFORMATION  SHOULD BE READ IN
CONJUNCTION  WITH  THE  FUNDS'  PROSPECTUSES.  IF YOU  WOULD  LIKE A COPY OF THE
PROSPECTUSES,  PLEASE  CONTACT US AT ONE OF THE  ADDRESSES OR TELEPHONE  NUMBERS
LISTED   ON  THE  BACK   COVER  OR  VISIT   AMERICAN   CENTURY'S   WEB  SITE  AT
AMERICANCENTURY.COM.

THIS  STATEMENT OF  ADDITIONAL  INFORMATION  INCORPORATES  BY REFERENCE  CERTAIN
INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS,  WHICH ARE
DELIVERED TO ALL  SHAREHOLDERS.  YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL
OR SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

American Century Investment
Services, Inc., Distributor

THE FUNDS' HISTORY ...........................................................2

FUND INVESTMENT GUIDELINES ...................................................3
      Disciplined Growth, Equity Growth,

THE FUNDS' HISTORY

American  Century  Quantitative  Equity  Funds,  Inc. is a  registered  open-end management  investment  company organized as a Maryland  corporation.  It is the successor in interest to American Century Quantitative Equity Funds,  originally organized as a California  corporation  named Benham Equities,  Inc. on December
31,  1987.  From  August 18,  1988,  to January 1, 1997,  it was known as Benham
Equity Funds.  Throughout the statement of additional  information,  we refer to
American Century Quantitative Equity Funds, Inc. as the corporation.

Each fund  described in this  statement of additional  information is a separate series  of the  corporation  and  operates  for many  purposes  as if it were an independent  company.  Each  fund has its own  investment  objective,  strategy, management team, assets, and tax identification and stock registration numbers.

FUND                                      TICKER SYMBOL         INCEPTION DATE

DISCIPLINED GROWTH

   Investor Class                         N/A                   9/30/2005
   Institutional Class                    N/A                   9/30/2005
   R Class                                N/A                   9/30/2005
   Advisor Class                          N/A                   9/30/2005

EQUITY GROWTH

   Investor Class                         BEQGX                 05/09/1991
   Institutional Class                    AMEIX                 01/02/1998
   C Class                                AEYCX                 07/18/2001
   R Class                                N/A                   07/29/2005
   Advisor Class                          BEQAX                 10/09/1997

GLOBAL GOLD

   Investor Class                         BGEIX                 08/17/1988
   Advisor Class                          ACGGX                 05/06/1998

INCOME & GROWTH

   Investor Class                         BIGRX                 12/17/1990
   Institutional Class                    AMGIX                 01/28/1998
   C Class                                ACGCX                 06/28/2001
   R Class                                AICRX                 08/29/2003
   Advisor Class                          AMADX                 12/15/1997

LONG-SHORT EQUITY

   Investor Class                         N/A                   9/30/2005
   Institutional Class                    N/A                   9/30/2005
   A Class                                N/A                   9/30/2005
   B Class                                N/A                   9/30/2005
   C Class                                N/A                   9/30/2005
   R Class                                N/A                   9/30/2005
   Advisor Class                          N/A                   9/30/2005

SMALL COMPANY

   Investor Class                         ASQIX                 07/31/1998
   Institutional Class                    ASCQX                 10/01/1999
   R Class                                ASCRX                 08/29/2003
   Advisor Class                          ASQAX                 09/07/2000

UTILITIES

   Investor Class                         BULIX                 03/01/1993
   Advisor Class                          ACUTX                 06/25/1998

FUND INVESTMENT GUIDELINES

This section  explains the extent to which the funds' advisor,  American Century
Investment  Management,  Inc.,  (ACIM) can use various  investment  vehicles and
strategies  in  managing  a  fund's  assets.   Descriptions  of  the  investment
techniques and risks associated with individual funds also appear herein,  while techniques  and  risks  applicable  to all of the funds  appear in the  section,
INVESTMENT  STRATEGIES  AND  RISKS,  which  begins on page 6. In the case of the funds'  principal  investment  strategies,  these  descriptions  elaborate  upon discussions contained in the prospectuses.

Each fund,  except  Global Gold,  is  diversified  as defined in the  Investment
Company Act of 1940 (the Investment  Company Act).  Diversified means that, with respect to 75% of its total  assets,  each fund will not invest  more than 5% of its total assets in the  securities  of a single  issuer or own more than 10% of the outstanding voting securities of a single issuer.

Global Gold is classified as nondiversified.  Nondiversified status gives a fund more flexibility to hold large positions in a small number of securities. If so, a price  change in any one of these  securities  may have a greater  impact on a fund's share price than would be the case in a diversified fund.

To meet federal tax  requirements for  qualification  as a regulated  investment company,  each fund  must  limit  its  investments  so that at the close of each quarter of its taxable year

(1)  no more than 25% of its total  assets are invested in the  securities  of a single  issuer (other than the U.S.  government  or a regulated  investment company); and

(2)  with  respect to at least 50% of its total  assets,  no more than 5% of its total assets are invested in the securities of a single issuer.

DISCIPLINED GROWTH, EQUITY GROWTH, INCOME & GROWTH AND SMALL COMPANY

In  general,   within  the   restrictions   outlined  here  and  in  the  funds'
prospectuses,  the portfolio  managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged  advantageous  under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities  that may be held,  subject to the  investment  restrictions described  below.  It is the advisor's  intention  that each fund will generally consist of domestic and foreign common stocks and equity-equivalent  securities.
However,  subject to the specific  limitations  applicable to a fund, the funds'
management  teams may invest the assets of each fund in varying amounts in other instruments  and  may  use  other  techniques,  such as  those  discussed  under
INVESTMENT  STRATEGIES  AND RISKS,  when such a course is deemed  appropriate in order to pursue a fund's  investment  objective.  Senior securities that, in the opinion  of the  manager,  are  high-grade  issues  also  may be  purchased  for defensive purposes.

So long as a sufficient  number of  acceptable  securities  are  available,  the portfolio managers intend to keep the funds fully invested in stocks, regardless of the movement of stock prices generally.  In most  circumstances,  each fund's actual  level of cash and cash  equivalents  will be less than 10%. The managers may use  futures  contracts  as a way to expose  each  fund's cash assets to the market,  while  maintaining  liquidity.  As mentioned in the  prospectuses,  the managers may not  leverage a fund's  portfolios,  so there is no greater  market risk to the funds than if they purchase stocks. See DERIVATIVE SECURITIES,  page
11, SHORT-TERM SECURITIES, page 14 and FUTURES AND OPTIONS, page 15.

LONG-SHORT EQUITY

Over time, the  Long-Short  Equity Fund aims to achieve its returns with reduced volatility  and reduced market  correlation as compared to a traditional  equity fund that holds only long positions.  A traditional equity fund is fully exposed to the equity  market and thus bears the full  market  risk of its  investments.
Long-Short Equity,  however, seeks to reduce its exposure to market movements by combining  a short  portfolio  (being in a position  to profit  when  securities prices go down)  with a long  portfolio  (being  in a  position  to profit  when securities  prices go up).  The fund's  "net"  exposure  is the gross  amount of securities  held long  minus the gross  amount of  securities  held short -- the short portfolio  offsets the long  portfolio.  The fund will maintain a flexible approach with regard to the amount of its "net  exposure." It will shift its net exposure  depending on its  assessment  of the relative  attractiveness  of long versus short opportunities in the market.  Reduced exposure to the equity market using this strategy should contribute to lower overall  volatility of the fund's returns.  In  addition,  the  fund's  variation  in returns  should be  somewhat different from a traditional  U.S.  equity fund.  Traditional  U.S. equity funds normally  produce  positive returns in bull markets and negative returns in bear markets,  making them correlated with the overall market.  A primary goal of the
Long-Short  Equity  fund is to  provide  positive  returns in both bull and bear markets. If this is achieved,  the fund will have imperfect correlation with the overall market.

GLOBAL GOLD

In general, within the restrictions outlined here and in this fund's prospectus, the  portfolio  managers  have broad powers to decide how to invest fund assets, including the power to hold them  uninvested.  One of the non-stock  investments the portfolio managers may make is in gold itself, as described below.

GOLD  BULLION.  As a  means  of  seeking  its  principal  objective  of  capital appreciation  and when it is felt to be  appropriate as a possible hedge against inflation,  Global  Gold may invest a portion of its assets in gold  bullion and may hold a portion of its cash in foreign  currency  in the form of gold  coins.
There is, of course,  no assurance that such  investments  will provide  capital appreciation as a hedge against inflation.  The fund's ability to invest in gold bullion is restricted  by the  diversification  requirements  that the fund must meet in order to qualify as a regulated investment company under Subchapter M of the Internal  Revenue  Code of 1986,  as amended  (the Code).  In addition,  the ability of the fund to make such  investments  may be further  restricted by the securities  laws and regulations in effect from time to time in the states where the fund's shares are qualified for sale.

Fund assets will be invested in gold  bullion at such times as the  prospects of such  investments  are, in the opinion of management,  attractive in relation to other  possible  investments.  The basic trading unit for gold bullion is a gold bar weighing  approximately  100 troy ounces with a purity of at least 995/1000, although gold bullion also is sold in much smaller  units.  Gold bars and wafers are usually numbered and bear an indication of purity and the stamp of the assay office, which certifies the bar's purity. Bars of gold bullion historically have traded  primarily  in New York,  London and Zurich gold  markets and in terms of volume,  such gold  markets  have been the major  markets  for  trading  in gold bullion.  Prices in the Zurich gold market generally correspond to the prices in the London gold market.  Since the ownership of gold bullion became legal in the
United States on December 31, 1974,  U.S.  markets for trading gold bullion have developed. It is anticipated that transactions in gold generally will be made in such U.S.  markets,  although such  transactions  may be made in foreign markets when it is deemed to be in the best interest of the fund.  Transactions  in gold bullion by the fund are negotiated with principal  bullion dealers,  unless,  in the portfolio managers' opinion,  more favorable prices (including the costs and expenses described below) are otherwise obtainable. Prices at which gold bullion is  purchased  or sold  include  dealer  mark-ups or  mark-downs  and  insurance expenses,  and may be a greater or lesser  percentage  of the price from time to time,  depending  on whether the price of gold bullion  decreases or  increases.
Because gold bullion does not generate any investment income, the only source of return to the fund on such an  investment  will be from any gains  realized upon its sale,  and negative  return will be realized,  of course,  to the extent the fund sells its gold bullion at a loss.

As is the case  with  respect  to  virtually  all  investments,  there are risks inherent in Global  Gold's  policies of  investing  in  securities  of companies engaged in mining, processing or dealing in gold or other precious metals and in gold bullion. In addition to the general  considerations  described elsewhere in this  statement of  additional  information,  such  investments  may involve the following special considerations:

FLUCTUATIONS  IN THE PRICE OF GOLD.  The price of gold has recently been subject to  substantial  movements  over short  periods of time and may be  affected  by unpredictable  international  monetary and political policies,  such as currency devaluations or revaluations,  economic conditions within an individual country, trade imbalances,  or trade or currency  restrictions  between countries,  world inflation  rates and interest  rates.  The price of gold,  in turn, is likely to affect the market  prices of  securities  of companies  mining,  processing,  or dealing in gold and,  accordingly,  the value of the fund's  investments in such securities also may be affected.

POTENTIAL  EFFECT OF  CONCENTRATION  OF SOURCE OF SUPPLY  AND  CONTROL OF SALES.
Currently, there are only four major sources of primary gold production, and the market share of each source  cannot be readily  ascertained.  One of the largest national producers of gold bullion and platinum is the Republic of South Africa.
Changes in political and economic  conditions  affecting South Africa may have a direct impact on its sales of gold. Under South African law, the only authorized sales  agent for gold  produced  in South  Africa is the  Reserve  Bank of South
Africa which, through its retention policies, controls the time and place of any sale of South African  bullion.  The South African  Ministry of Mines determines gold mining  policy.  South Africa depends  predominantly  on gold sales for the foreign  exchange  necessary  to finance its  imports,  and its sales  policy is necessarily  subject  to  national  and  international  economic  and  political developments.

UNPREDICTABLE MONETARY POLICIES,  ECONOMIC AND POLITICAL CONDITIONS.  The fund's assets  might be less  liquid or the change in the value of its assets  might be more volatile (and less related to general price movements in the U.S.  markets)
than  would be the case  with  investments  in the  securities  of  larger  U.S.
companies,  particularly because the price of gold and other precious metals may be affected by unpredictable  international  monetary  policies and economic and political considerations, governmental controls, conditions of scarcity, surplus or  speculation.  In addition,  the use of gold or Special Drawing Rights (which are also used by members of the  International  Monetary Fund for  international settlements) to settle net deficits and surpluses in trade and capital movements between nations subject the supply and demand,  and therefore the price, of gold to a variety of economic  factors which normally would not affect other types of commodities.

NEW AND DEVELOPING MARKETS FOR PRIVATE GOLD OWNERSHIP. Between 1933 and December
31,  1974,  a market  did not exist in the United  States in which gold  bullion could be purchased by individuals for investment purposes. Since it became legal to invest in gold,  markets  have  developed  in the  United  States.  Any large purchases  or sales of gold  bullion  could  have an effect on the price of gold bullion.  Recently, several central banks have been sellers of gold bullion from their  reserves.  Sales by central  banks and/or rumors of such sales have had a negative effect on gold prices.

EXPERTISE OF THE INVESTMENT  MANAGER.  The  successful  management of the fund's portfolio may be more  dependent  upon the skills and expertise of its portfolio managers  than is the case for most mutual funds because of the need to evaluate the factors identified above.

UTILITIES

Because the Utilities Fund  concentrates  its assets in the utilities  industry, its performance  depends in part on how favorably investors perceive this sector of the market relative to other sectors (such as  transportation or technology).
Of course, investor perceptions of the utilities industry are driven not only by comparisons  with other  market  sectors  but by trends  and  events  within the utilities industry.  The following is a brief outline of risk factors associated with investment in the utilities industry.

REGULATORY RISKS.  Regulators (primarily at the state level) monitor and control public  utility  company  revenues and costs.  Regulators  can limit profits and dividends  paid to investors;  they also may restrict a company's  access to new markets.  Some analysts observe that state  regulators have become  increasingly active in developing and promoting energy policy through the regulatory process.

NATURAL RESOURCE RISKS. Swift and unpredictable  changes in the price and supply of natural resources can hamper utility company profitability. These changes may be caused by political  events,  energy  conservation  programs,  the success of
exploration   projects,   or  tax  and  other  regulatory  policies  of  various
governments.

ENVIRONMENTAL  RISKS. There are considerable costs associated with environmental
compliance,   nuclear  waste  cleanup  and  safety   regulation.   For  example,
coal-burning  utilities  are under  pressure to curtail  sulfur  emissions,  and utilities  in  general  increasingly  are  called  upon  by  regulators  to bear environmental costs, which may not be easily recovered through rate increases or business growth.

Changing  weather  patterns and natural  disasters  affect  consumer  demand for utility services (e.g., electricity, heat and air conditioning), which, in turn, affects utility revenues.

TECHNOLOGY  AND  COMPETITIVE   RISKS.  The  introduction  and  phase-in  of  new
technologies can affect a utility company's  competitive  strength.  The race by long-distance  telephone  providers to incorporate fiber optic technology is one example of competitive risk within the utilities industry.

The increasing role of independent power producers (IPPs) in the natural gas and electric  utility  segments  of the  utilities  industry  is another  example of
competitive  risk.   Typically,   IPPs  wholesale  power  to  established  local
providers,  but there is a trend  toward  letting  them sell power  directly  to industrial  consumers.  Co-generation  facilities,  such as  those  of  landfill operators that produce  methane gas as a byproduct of their core business,  pose another  competitive  challenge  to gas and electric  utilities.  In addition to offering a less  expensive  source of power,  these  companies  may receive more favorable  regulatory treatment than utilities seeking to expand facilities that consume nonrenewable energy sources.

INTEREST RATE RISKS.  Utility  companies  usually finance  capital  expenditures
(e.g.,  new plant  construction)  by issuing  long-term debt.  Rising  long-term interest rates increase interest expenses and reduce company earnings.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques the portfolio managers can use in managing a fund's assets.  It also details the risks  associated with each,  because each  investment  vehicle and technique  contributes  to a fund's overall risk profile.

FOREIGN SECURITIES

Each fund may  invest an  unlimited  amount of its assets in the  securities  of issuers in developed  foreign  countries,  including foreign  governments,  when these securities meet its standards of selection.  The funds consider  developed countries to include Australia,  Austria,  Belgium,  Bermuda,  Canada,  Denmark,
Finland,  France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Luxembourg,
the  Netherlands,  New Zealand,  Norway,  Portugal,  Singapore,  Spain,  Sweden,
Switzerland,  the United  Kingdom and the United  States.  Securities of foreign issuers  may trade in the U.S. or foreign  securities  markets.

Investments in foreign securities may present certain risks, including:

CURRENCY  RISK.  The value of the foreign  investments  held by the funds may be significantly  affected by changes in currency  exchange rates. The dollar value of a foreign  security  generally  decreases  when the value of the dollar rises against the foreign currency in which the security is denominated,  and tends to increase when the value of the dollar falls against such currency.  In addition, the value of fund assets may be affected by losses and other  expenses  incurred in converting  between various  currencies in order to purchase and sell foreign securities, and by currency restrictions,  exchange control regulation, currency devaluations and political developments.

POLITICAL AND ECONOMIC RISK. The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to  significantly  different  forces.  Political or social  instability, expropriation,  nationalization,  confiscatory  taxation, and limitations on the removal  of funds or other  assets,  also  could  adversely  affect the value of investments.  Further,  the funds may find it  difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

REGULATORY RISK.  Foreign companies  generally are not subject to the regulatory controls  imposed  on U.S.  issuers  and,  in  general,  there is less  publicly available  information about foreign securities than is available about domestic securities.  Many  foreign  companies  are not  subject to  uniform  accounting,
auditing  and  financial   reporting   standards,   practices  and  requirements
comparable  to those  applicable  to domestic  companies.  Income  from  foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK. Brokerage commission rates in foreign countries,  which generally are fixed rather than subject to  negotiation as in the United States, are likely to be higher.  The  securities  markets in many of the  countries  in which the funds may invest will have  substantially less trading volume than the principal U.S. markets.  As a result,  the securities of some companies in these countries may be less liquid and more volatile than comparable U.S.  securities.
Furthermore,  one securities  broker may represent all or a significant  part of the trading  volume in a particular  country,  resulting in higher trading costs and decreased  liquidity due to a lack of alternative  trading  partners.  There generally  is less  government  regulation  and  supervision  of  foreign  stock exchanges,  brokers  and  issuers,  which  may  make  it  difficult  to  enforce contractual obligations.

CLEARANCE AND SETTLEMENT RISK.  Foreign  securities  markets also have different clearance  and  settlement  procedures,  and in certain  markets there have been times  when  settlements  have  been  unable  to keep  pace  with the  volume of securities  transactions,  making it  difficult  to conduct  such  transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned.  The inability of the funds to make intended  security  purchases due to clearance and  settlement  problems could cause the funds to miss attractive investment opportunities.  Inability to dispose of portfolio  securities due to clearance and settlement  problems could result either in losses to the funds due to subsequent  declines in the value of the portfolio security or, if the funds have entered into a contract to sell the security,  liability to the purchaser.

OWNERSHIP  RISK.  Evidence of  securities  ownership  may be  uncertain  in many foreign  countries.  As a result,  there is a risk that a fund's  trade  details could be incorrectly  or  fraudulently  entered at the time of the  transaction, resulting in a loss to the fund.

INVESTING IN EMERGING MARKET COUNTRIES

Global Gold and Utilities may invest a minority  portion of their  international holdings in securities of issuers in emerging market (developing) countries. The funds  consider  "emerging  market  countries" to include all countries that are considered by the advisor to be developing or emerging countries. Currently, the countries  not included in this category for the funds are  Australia,  Austria,
Belgium,  Bermuda, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong,
Ireland,  Italy,  Japan,  Luxembourg,  the  Netherlands,  New  Zealand,  Norway,
Portugal,  Singapore,  Spain,  Sweden,  Switzerland,  the United Kingdom and the
United States. In addition, as used in this statement of additional information,
"securities  of issuers in emerging  market  countries"  means (i) securities of issuers for which the principal  securities trading market is an emerging market country or (ii)  securities of issuers having their  principal place of business or principal office in an emerging market country.

Investing  in  securities  of  issuers in  emerging  market  countries  involves exposure to significantly higher risk than investing in countries with developed markets.  Emerging market countries may have economic  structures that generally are less diverse and mature,  and  political  systems that can be expected to be less stable than those of  developed  countries.  Securities  prices in emerging market countries can be significantly more volatile than in developed countries, reflecting the greater  uncertainties of investing in lesser  developed  markets and economies.  In particular,  emerging  market  countries may have  relatively unstable governments, and may present the risk of nationalization of businesses, expropriation,  confiscatory  taxation  or in certain  instances,  reversion  to closed-market,  centrally planned  economies.  Such countries may also have less protection of property rights than developed countries.

The economies of emerging market countries may be based  predominantly on only a few industries or may be dependent on revenues from particular commodities or on international  aid or  developmental  assistance,  may be highly  vulnerable  to changes in local or global  trade  conditions,  and may suffer from  extreme and volatile debt burdens or inflation  rates.  In addition,  securities  markets in emerging market  countries may trade a relatively small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity  and in  volatility  in the price of securities traded on those markets.  Also,  securities markets in emerging market countries typically offer less regulatory protection for investors.

DEPOSITARY RECEIPTS

American  Depositary Receipts (ADRs) and European Depositary Receipts (EDRs) are
receipts  representing  ownership  of shares of a  foreign-based  issuer held in trust by a bank or similar  financial  institution.  These are designed for U.S.
and  European  securities  markets  as  alternatives  to  purchasing  underlying securities in their corresponding national markets and currencies. ADRs and EDRs can be sponsored or unsponsored.

Sponsored  ADRs  and  EDRs  are  certificates  in  which  a  bank  or  financial institution participates with a custodian.  Issuers of unsponsored ADRs and EDRs are not contractually  obligated to disclose material  information in the United
States.  Therefore,  there may not be a correlation between such information and the market value of the unsponsored ADR or EDR.

ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer.  They are issued by U.S. banks and traded on exchanges or over the counter in the United States.  Ordinary shares are shares of foreign issuers that are traded abroad and on a U.S. exchange. New York shares are shares that a foreign  issuer has allocated for trading in the United States.  ADRs,  ordinary shares and New York shares all may be purchased with and sold for U.S.  dollars, which protects the fund from the foreign  settlement  risks  described under the section titled FOREIGN SECURITIES, page 6.

FORWARD CURRENCY EXCHANGE CONTRACTS

Each fund may purchase and sell  foreign  currency on a spot (i.e.,  cash) basis and may engage in forward  currency  contracts,  currency  options  and  futures transactions for hedging or any other lawful purpose. See DERIVATIVE SECURITIES, page  11.

The funds expect to use forward currency contracts under two circumstances:

(1)  When  the  portfolio   managers  are   purchasing  or  selling  a  security
     denominated in a foreign currency and wish to lock in the U.S. dollar price of that  security,  the  portfolio  managers  would be able to enter into a forward currency contract to do so; or

(2)  When the  portfolio  managers  believe  that the  currency of a  particular foreign country may suffer a substantial decline against the U.S. dollar, a fund  would be able to  enter  into a  forward  currency  contract  to sell foreign currency for a fixed U.S. dollar amount  approximating the value of some or all of its portfolio  securities  either  denominated  in, or whose value is tied to, such foreign currency.

In the first  circumstance,  when a fund enters into a trade for the purchase or sale of a security  denominated  in a foreign  currency,  it may be desirable to establish (lock in) the U.S.  dollar cost or proceeds.  By entering into forward currency  contracts  in U.S.  dollars  for  the  purchase  or sale of a  foreign currency involved in an underlying security  transaction,  the fund will be able to protect  itself  against a possible loss between trade and  settlement  dates resulting from the adverse change in the  relationship  between the U.S.  dollar and the subject foreign currency.

In the  second  circumstance,  when  the  portfolio  managers  believe  that the currency of a particular  country may suffer a substantial  decline  relative to the U.S. dollar, a fund could enter into a forward currency contract to sell for a fixed dollar amount the amount in foreign  currencies  approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to,  such  foreign  currency.  A fund  will  cover  outstanding  forward contracts by maintaining  liquid portfolio  securities  denominated in, or whose value is tied to, the currency  underlying the forward  contract or the currency being  hedged.  To the  extent  that a fund is not  able to  cover  its  forward currency positions with underlying portfolio securities, the fund will segregate on its records cash or other liquid assets having a value equal to the aggregate amount of the fund's commitments under the forward currency contracts.

The precise matching of forward currency  contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign  currencies will change as a consequence of market movements in the values of those  securities  between the date the forward  currency  contract is entered  into and the date it matures.  Predicting  short-term  currency  market movements is extremely  difficult,  and the  successful  execution of short-term hedging strategy is highly  uncertain.  The portfolio  managers do not intend to enter into such contracts on a regular  basis.  Normally,  consideration  of the
prospect  for  currency   parities  will  be  incorporated  into  the  long-term
investment  decisions made with respect to overall  diversification  strategies.
However, the portfolio managers believe that it is important to have flexibility to enter into such forward currency  contracts when they determine that a fund's best interests may be served.

When the  forward  currency  contract  matures,  the fund  may  either  sell the portfolio  security and make delivery of the foreign currency,  or it may retain the security and  terminate the  obligation  to deliver the foreign  currency by purchasing an offsetting forward currency contract with the same currency trader that obligates the fund to purchase,  on the same maturity date, the same amount of the foreign currency.

It is  impossible  to  forecast  with  absolute  precision  the market  value of portfolio  securities  at the  expiration  of  the  forward  currency  contract.
Accordingly,  it may be  necessary  for a fund to  purchase  additional  foreign currency  on the spot  market  (and bear the  expense of such  purchase)  if the market  value of the  security is less than the amount of foreign  currency  the fund is  obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

EQUITY EQUIVALENTS

In addition to investing in common stocks,  the funds may invest in other equity securities and equity  equivalents,  including  securities that permit a fund to receive an equity  interest in an issuer,  the  opportunity to acquire an equity interest in an issuer,  or the opportunity to receive a return on its investment that  permits the fund to benefit  from the growth over time in the equity of an issuer.  Examples of equity securities and equity equivalents  include preferred stock, convertible preferred stock and convertible debt securities.

Equity  equivalents also may include securities whose value or return is derived from the value or return of a different security. Depositary receipts, which are described on page 8, are an example of the type of derivative  security in which a fund might invest.

CONVERTIBLE SECURITIES

A convertible  security is a bond,  debenture,  note,  preferred  stock or other security  that may be  converted  into or exchanged  for a prescribed  amount of common stock of the same or a different  issuer within a particular  time period at a specified price or formula.  A convertible  security entitles the holder to receive the interest  paid or accrued on debt or the dividend  paid on preferred stock  until the  convertible  security  matures or is  redeemed,  converted  or exchanged.  Before conversion or exchange,  such securities ordinarily provide a stream of income with generally  higher yields than common stocks of the same or similar  issuers,  but lower than the yield on  nonconvertible  debt. Of course, there can be no  assurance  of current  income  because  issuers of  convertible securities  may  default  on their  obligations.  In  addition,  there can be no assurance of capital  appreciation  because the value of the  underlying  common stock will fluctuate.  Because of the conversion feature,  the managers consider some convertible securities to be equity equivalents.

The price of a convertible  security will normally  fluctuate in some proportion to changes in the price of the  underlying  asset.  A  convertible  security  is subject to risks  relating to the activities of the issuer and/or general market and economic  conditions.  The stream of income  typically paid on a convertible security may tend to cushion the security  against  declines in the price of the underlying asset.  However,  the stream of income causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In general,  the value of a  convertible  security is a function  of (1) its yield in  comparison with yields of other  securities of comparable  maturity and quality that do not have a conversion  privilege and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible  security often reflects such variations in the price of the underlying  common stock in a way that a nonconvertible security does not. At any given time, investment value generally  depends upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and  the  seniority  of  the  security  in the  issuer's  capital  structure.

A convertible  security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a fund is called for redemption,  the fund  would be  required  to permit  the  issuer to redeem  the security and convert it to underlying common stock or to cash, or would sell the convertible  security to a third party,  which may have an adverse effect on the fund. A convertible security may feature a put option that permits the holder of the  convertible  security  to  sell  that  security  back  to the  issuer  at a predetermined  price.  A fund generally  invests in  convertible  securities for their favorable price  characteristics  and total return  potential and normally would not  exercise  an option  to  convert  unless  the  security  is called or conversion is forced.

DEBT SECURITIES

Each of the funds may  invest in debt  securities  when the  portfolio  managers believe such  securities  represent an attractive  investment  for the fund. The funds may invest in debt securities for income, or as a defensive  strategy when the managers believe adverse economic or market conditions exist.

The value of debt  securities in which the funds may invest will fluctuate based upon  changes in  interest  rates and the credit  quality  of the  issuer.  Debt securities will be limited to  investment-grade  obligations.  Investment  grade means that at the time of purchase,  such  obligations are rated within the four highest categories by a nationally  recognized  statistical rating  organization
(for example, at least Baa by Moody's Investors Service, Inc. or BBB by Standard
& Poor's Corporation), or, if not rated, are of equivalent investment quality as determined  by the funds'  advisor.  According  to Moody's,  bonds rated Baa are medium-grade and possess some speculative  characteristics.  A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory  degree of safety and  capacity  for  repayment,  but  is  more  vulnerable  to  adverse  economic conditions and changing circumstances.

In addition,  the value of a fund's investments in fixed-income  securities will change as  prevailing  interest  rates  change.  In general,  the prices of such securities  vary inversely  with interest  rates.  As prevailing  interest rates fall,  the  prices of bonds and other  securities  that  trade on a yield  basis generally rise. When prevailing interest rates rise, bond prices generally fall.
Depending  upon  the  particular  amount  and  type of  fixed-income  securities holdings of a fund,  these changes may impact the net asset value of that fund's shares.

SHORT SALES

A security is sold short when a fund sells a security it does not own. To sell a security  short, a fund must borrow the security from someone else to deliver it to the buyer.  That fund then replaces the borrowed security by purchasing it at the market  price at or before the time of  replacement.  Until it replaces  the security,  the fund repays the person that lent it the security for any interest or  dividends  that may have  accrued  during the period of the loan.  Each fund other  than  Long-Short  Equity may  engage in short  sales for cash  management purposes only if, at the time of the short sale,  the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

If a fund  engages  in a short  sale,  the  fund's  custodian  will  maintain  a collateral  account  consisting of cash, cash  equivalents or other  appropriate liquid securities in an amount sufficient to meet the purchase price. There will be certain  additional  transaction  costs  associated with short sales, but the fund will endeavor to offset these costs with income from the  investment of the cash proceeds of short sales.

In short sale  transactions,  a fund's  gain is limited to the price at which it sold the security  short;  its loss is limited only by the maximum price it must pay to acquire the security  less the price at which the  security was sold.  In theory, losses from short sales may be unlimited.  Until a security that is sold short is acquired by a fund,  that fund must pay the lender any  dividends  that accrue during the loan period.  In order to borrow the security,  a fund usually is required to pay compensation to the lender.  Short sales also cause a fund to incur brokerage fees and other transaction costs.  Therefore,  the amount of any gain a fund may  receive  from a short sale  transaction  is  decreased  and the amount of any loss  increased  by the  amount  of  compensation  to the  lender, dividends and expenses a fund may be required to pay.

There is no guarantee  that a fund will be able to close out a short position at any particular  time or at an acceptable  price.  During the time that a fund is short a security, it is subject to the risk that the lender of the security will terminate the loan at a time when the fund is unable to borrow the same security from another  lender.  If that occurs,  the fund may be "bought in" at the price required to purchase the security needed to close out the short position,  which may be a disadvantageous price.

The use of short sales is a primary investment strategy of the Long-Short Equity
Fund.  The fund is  required  to  maintain a  segregated  account of cash,  cash equivalents or other  appropriate  liquid securities in at least an amount equal to the current market value of the securities sold short until the fund replaces a  borrowed  security.  The  securities  are held by the  fund's  custodian  and reported to the broker.

PORTFOLIO LENDING

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed  one-third of the fund's total assets valued at market except

o    through the purchase of debt  securities in accordance  with its investment objective, policies and limitations; or

o    by engaging in repurchase agreements with respect to portfolio securities.

DERIVATIVE SECURITIES

To the extent permitted by its investment objectives and policies, each fund may invest in securities  that are commonly  referred to as  derivative  securities.
Generally, a derivative security is a financial arrangement,  the value of which is based on, or derived from, a traditional security, asset, or market index.

Certain  derivative  securities  may be described as structured  investments.  A structured  investment is a security  whose value or performance is linked to an underlying  index  or other  security  or asset  class.  Structured  investments
include    asset-backed    securities   (ABS),    commercial   and   residential
mortgage-backed   securities  (MBS  and  CMBS),  and   collateralized   mortgage
obligations (CMO), which are described more fully below.  Structured investments also  include  securities  backed  by  other  types  of  collateral.  Structured investments  involve the  transfer of  specified  financial  assets to a special purpose  entity,  generally a corporation or trust,  or the deposit of financial assets with a custodian;  and the issuance of securities or depositary  receipts backed by, or representing interests in, those assets.

Some structured investments are individually negotiated agreements or are traded over the  counter.  Structured  investments  may be  organized  and  operated to restructure the investment  characteristics of the underlying security. The cash flow on the underlying  instruments  may be  apportioned  among the newly issued
structured   securities  to  create   securities   with   different   investment
characteristics,  such as varying  maturities,  payment  priorities and interest rate provisions, and the extent of such payments made with respect to structured securities  is  dependent  on the  extent  of the  cash  flow on the  underlying
instruments.   Because  structured   securities   typically  involve  no  credit
enhancement,  their  credit risk  generally  will be  equivalent  to that of the underlying  instruments.  Structured securities are subject to such risks as the inability or unwillingness of the issuers of the underlying  securities to repay principal and interest, and requests by the issuers of the underlying securities to reschedule or  restructure  outstanding  debt and to extend  additional  loan amounts.

Some derivative  securities,  such as  mortgage-related  and other  asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative  securities and many different ways to use them.  Futures and  options are  commonly  used for  traditional  hedging purposes to attempt to protect a fund from exposure to changing  interest rates, securities prices or currency  exchange rates, and for cash management  purposes as a low-cost  method of gaining  exposure  to a  particular  securities  market without investing directly in those securities.

The return on a derivative  security may  increase or decrease,  depending  upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

o    the risk that the underlying security, interest rate, market index or other financial  asset  will not move in the  direction  the  portfolio  managers anticipate;

o    the  possibility  that  there may be no  liquid  secondary  market,  or the possibility that price  fluctuation  limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

o    the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

o    the risk that the counterparty will fail to perform its obligations.

A fund may not invest in a derivative security unless the reference index or the instrument  to which it  relates is an  eligible  investment  for the fund.  For example,  a security whose  underlying value is linked to the price of oil would not be a permissible  investment because the funds may not invest in oil and gas leases or futures. A fund may not invest in a derivative security if its credit, interest rate, liquidity, counterparty and other risks associated with ownership of  the  security  are  outside  acceptable  limits  set  forth  in  the  fund's prospectus.  The Board of Directors has approved the advisor's  policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection  with a purchase of derivative  securities and provides that a fund may not invest in a derivative  security if it would be possible for a fund to lose more money than the notional value of the investment.  The policy also establishes a committee that must review certain proposed  purchases before the purchases can be made.

INVESTMENT IN ISSUERS WITH LIMITED OPERATING HISTORIES

The funds may  invest a portion  of their  assets in the  equity  securities  of issuers with limited  operating  histories.  The managers  consider an issuer to have a limited  operating history if that issuer has a record of less than three years of continuous  operation.  The managers  will consider  periods of capital
formation,   incubation,   consolidations,   and  research  and  development  in
determining  whether  a  particular  issuer  has a  record  of  three  years  of continuous operation.

Investments  in  securities  of issuers with  limited  operating  histories  may involve greater risks than investments in securities of more mature issuers.  By their nature,  such issuers  present limited  operating  histories and financial information upon which the managers may base their investment decision on behalf of the funds.  In  addition,  financial  and other  information  regarding  such issuers, when available, may be incomplete or inaccurate.

For purposes of this limitation,  "issuers"  refers to operating  companies that issue  securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations.  It does not, however, refer to entities, corporate or otherwise, that are created for the express purpose of securitizing obligations  or income  streams.  For example,  a fund's  investments in a trust created  for the  purpose of pooling  mortgage  obligations  or other  financial assets would not be subject to the limitation.

REPURCHASE AGREEMENTS

Each fund may invest in  repurchase  agreements  when they present an attractive short-term  return on cash that is not  otherwise  committed  to the purchase of securities pursuant to the investment policies of that fund.

A  repurchase  agreement  occurs  when,  at  the  time  the  fund  purchases  an interest-bearing  obligation,  the seller (a bank or a broker-dealer  registered under the Securities  Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon  price.  The  repurchase  price reflects an agreed-upon  interest  rate during the time the fund's  money is invested in the security.

Because  the  security  purchased  constitutes  collateral  for  the  repurchase obligation,  a repurchase  agreement can be considered a loan  collateralized by the  security  purchased.  The fund's  risk is the  seller's  ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in  disposing  of the  collateral,  which would  reduce the amount realized  thereon.  If the seller seeks relief under the bankruptcy laws, the  disposition of the collateral may be delayed or limited.  To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase  agreement  transactions to securities issued by the U.S. government and its agencies and instrumentalities,  and will enter into such  transactions  with  those  banks and  securities  dealers  who are  deemed creditworthy by the funds' advisor.

Repurchase  agreements  maturing  in more than seven days would  count  toward a fund's 15% limit on illiquid securities.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

The funds may sometimes  purchase new issues of  securities on a when-issued  or forward commitment basis in which the transaction price and yield are each fixed at the time the  commitment is made,  but payment and delivery occur at a future date.

For  example,  a fund may sell a security and at the same time make a commitment to purchase  the same or a  comparable  security at a future date and  specified price.  Conversely,  a fund may  purchase a security and at the same time make a commitment  to sell  the same or a  comparable  security  at a  future  date and specified price. These types of transactions are executed simultaneously in what are known as  dollar-rolls  (buy/sell  back  transactions),  cash and carry,  or financing  transactions.  For example,  a  broker-dealer  may seek to purchase a particular  security  that a fund owns.  The fund will sell that security to the broker-dealer and simultaneously  enter into a forward  commitment  agreement to buy it back at a future date. This type of transaction  generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing  securities on a when-issued or forward commitment basis, a fund assumes  the rights  and risks of  ownership,  including  the risks of price and yield  fluctuations.  Market rates of interest on debt securities at the time of delivery  may be higher or lower than those  contracted  for on the  when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund.  While the fund will make  commitments to purchase or sell  securities  with the  intention  of actually  receiving  or delivering them, it may sell the securities  before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing  securities on a when-issued or forward  commitment  basis, a fund will  establish  and maintain  until the  settlement  date a segregated  account consisting of cash, cash equivalents or other  appropriate  liquid securities in an amount  sufficient to meet the purchase price. When the time comes to pay for the when-issued  securities,  the fund will meet its obligations  with available cash, through the sale of securities,  or, although it would not normally expect to do so, by selling the  when-issued  securities  themselves  (which may have a market  value  greater  or less than the  fund's  payment  obligation).  Selling securities to meet  when-issued or forward  commitment  obligations may generate taxable capital gains or losses.

SHORT-TERM SECURITIES

In order to meet anticipated  redemptions,  anticipated  purchases of additional securities for a fund's  portfolio,  or, in some cases, for temporary  defensive purposes,  the funds may  invest a portion of their  assets in money  market and other short-term securities.

Examples of those securities include:

o    Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

o    Commercial Paper;

o    Certificates of Deposit and Euro Dollar Certificates of Deposit;

o    Bankers' Acceptances;

o    Short-term notes, bonds, debentures or other debt instruments;

o    Repurchase agreements; and

o    Money market funds.

Under the  Investment  Company  Act,  a fund's  investment  in other  investment companies, (including money market funds) currently is limited to:

o    3% of the total voting stock of any one investment company;

o    5% of the fund's total assets with respect to any one  investment  company;
     and

o    10% of a fund's total assets in the aggregate.

These  investments may include  investments in money market funds managed by the advisor.

OTHER INVESTMENT COMPANIES

Each of the funds may invest up to 10% of its total  assets in other  investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment  policies and restrictions.  These investments may include investments  in money market funds managed by the advisor.  Under the Investment
Company  Act,  a  fund's  investment  in such  securities,  subject  to  certain exceptions, currently is limited to

o    3% of the total voting stock of any one investment company;

o    5% of the fund's total assets with respect to any one  investment  company;
     and

o    10% of the fund's total assets in the aggregate.

Such  purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary  brokers'
commissions.  As a shareholder of another investment company, a fund would bear, along  with other  shareholders,  its pro rata  portion of the other  investment company's expenses, including advisory fees. These expenses would be in addition to the management  fee that each fund bears directly in connection  with its own operations.

Each fund may invest in exchange traded funds (ETFs),  such as Standard & Poor's
Depositary  Receipts  (SPDRs) and the  NASDAQ-100  index-tracking  ETF (CUBES or
QQQQs),  with the same  percentage  limitations  as  investments  in  registered investment  companies.  ETFs  are a type of  index  fund  bought  and  sold on a securities  exchange.  An ETF trades like common  stock and  represents  a fixed portfolio of securities  designed to track the performance and dividend yield of a particular  domestic or foreign  market  index.  A fund may purchase an ETF to temporarily  gain  exposure to a portion of the U.S. or a foreign  market  while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect  the risks of owning the  underlying  securities  they are  designed  to track,  although  the lack of  liquidity on an ETF could result in it being more volatile. Additionally, ETFs have management fees, which increase their cost.

FUTURES AND OPTIONS

Each fund may enter  into  futures  contracts,  options  or  options  on futures contracts.  Futures  contracts provide for the sale by one party and purchase by another  party of a specific  security  at a  specified  future  time and price.
Generally, futures transactions will be used to:

o    protect against a decline in market value of the fund's securities  (taking a short futures position); or

o    protect  against the risk of an increase in market value for  securities in which  the  fund  generally  invests  at  a  time  when  the  fund  is  not fully-invested (taking a long futures position); or

o    provide a temporary  substitute for the purchase of an individual  security that may not be purchased in an orderly fashion.

Some futures and options  strategies,  such as selling futures,  buying puts and writing calls,  hedge a fund's  investments  against price  fluctuations.  Other strategies,  such as buying  futures,  writing  puts and buying  calls,  tend to increase market exposure.

Although  other  techniques  may be used to control a fund's  exposure to market fluctuations,  the use of futures  contracts  may be a more  effective  means of hedging this  exposure.  While a fund pays  brokerage  commissions in connection with opening and closing out futures  positions,  these costs are lower than the
transaction   costs  incurred  in  the  purchase  and  sale  of  the  underlying securities.

For example,  the sale of a future by a fund means the fund becomes obligated to deliver  the  security  (or  securities,  in the case of an index  future)  at a specified  price on a specified  date.  The  purchase of a future means the fund becomes  obligated to buy the security (or securities) at a specified price on a specified  date.  The  portfolio  managers  may  engage in futures  and  options transactions  based on securities  indices,  provided that the  transactions are consistent with the fund's investment  objectives.  Examples of indices that may be used include the Bond Buyer Index of Municipal Bonds for fixed-income  funds, or the S&P 500 Index for equity  funds.  The managers also may engage in futures and options  transactions  based on specific  securities.  Futures contracts are traded  on  national  futures  exchanges.  Futures  exchanges  and  trading  are regulated  under the  Commodity  Exchange Act by the Commodity  Futures  Trading
Commission (CFTC), a U.S. government agency.

Index futures  contracts differ from traditional  futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead,  these contracts settle in cash at the spot market  value of the index.  Although  other types of futures  contracts by their terms call for actual  delivery or acceptance of the underlying  securities,  in most cases the  contracts  are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e.,  buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount.  This amount is known as initial margin.  The margin  deposit is intended to ensure  completion  of the contract  (delivery or acceptance  of the  underlying  security) if it is not  terminated  prior to the specified  delivery  date.  A  margin  deposit  does  not  constitute  a  margin transaction for purposes of the fund's investment restrictions.  Minimum initial margin requirements are established by the futures exchanges and may be revised.
In addition,  brokers may establish margin deposit  requirements that are higher than the exchange  minimums.  Cash held in the margin accounts  generally is not income-producing. However, coupon-bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income.  Subsequent  payments to and from the broker,  called variation margin,  will be made on a daily basis as the price of the underlying securities or index fluctuates, making the future more or less  valuable,  a process  known as  marking  the  contract  to market.
Changes in  variation  margin are  recorded by the fund as  unrealized  gains or losses.

At any time prior to expiration  of the future,  the fund may elect to close the position by taking an opposite  position.  A final  determination  of  variation margin is then made;  additional  cash is  required to be paid by or released to the fund and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures  and  options  prices can be  volatile,  and  trading  in these  markets involves  certain  risks.  If  the  portfolio  managers  apply  a  hedge  at  an inappropriate  time or judge interest rate or equity market trends  incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position  because of an illiquid  secondary  market.  Futures  contracts may be closed out only on an exchange that provides a secondary market for these  contracts,  and there is no assurance that a liquid secondary  market will exist for any particular  futures contract at any particular time. Consequently, it may not be possible to close a futures  position  when  the  portfolio  managers  consider  it  appropriate  or desirable  to do so. In the event of adverse  price  movements,  a fund would be required to continue making daily cash payments to maintain its required margin.
If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin  requirements at a time when the portfolio  managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments  underlying  futures  contracts it holds.  The portfolio managers  will seek to minimize  these risks by limiting  the futures  contracts entered  into on  behalf  of the  funds  to those  traded  on  national  futures exchanges and for which there appears to be a liquid secondary market.

A fund could  suffer  losses if the prices of its futures and options  positions were poorly correlated with its other investments,  or if securities  underlying futures contracts purchased by a fund had different maturities than those of the portfolio  securities being hedged. Such imperfect  correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin  payments it has deposited  with a margin broker if, for example, the broker became bankrupt.

Most  futures  exchanges  limit the amount of  fluctuation  permitted in futures contract  prices during a single  trading day. The daily limit  establishes  the maximum  amount that the price of a futures  contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price  beyond  the  limit.  However,  the  daily  limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily  limit for  several  consecutive  trading  days with little or no trading, thereby  preventing prompt  liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the  obligation,  to sell the  futures  contract  (a put  option)  or to buy the contract (a call  option) at a fixed  strike  price.  A fund can  terminate  its position in a put option by allowing it to expire or by  exercising  the option.
If the  option  is  exercised,  the fund  completes  the sale of the  underlying security at the strike price.  Purchasing  an option on a futures  contract does not require a fund to make margin payments unless the option is exercised.

Although  they do not  currently  intend to do so, the funds may write (or sell)
call options  that  obligate  them to sell (or deliver) the option's  underlying instrument  upon  exercise of the option.  While the receipt of option  premiums would  mitigate  the  effects of price  declines,  the funds  would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract  open until the  obligation to deliver it pursuant to the call expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Each fund may enter  into  futures  contracts,  options  or  options  on futures contracts.

Under the  Commodity  Exchange  Act, a fund may enter into  futures  and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial  margin and option  premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total  assets.  To the extent  required by law, each fund will segregate cash or securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

RESTRICTED AND ILLIQUID SECURITIES

The funds may, from time to time,  purchase  restricted or illiquid  securities,
including  Rule  144A  securities,   when  they  present  attractive  investment
opportunities  that otherwise meet the funds' criteria for selection.  Rule 144A securities  are  securities  that are  privately  placed  with and traded  among qualified  institutional investors rather than the general public. Although Rule
144A securities are considered restricted  securities,  they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
SEC has  taken  the  position  that  the  liquidity  of such  securities  in the portfolio of a fund offering redeemable securities is a question of fact for the
Board of  Directors  to  determine.  Such  determination  is to be based  upon a consideration  of the readily  available  trading  markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and  establishing  the guidelines and procedures for  determining the liquidity  of Rule  144A  securities.  As  allowed  by Rule  144A,  the Board of
Directors has delegated the day-to-day  function of determining the liquidity of
Rule  144A  securities  to  the  portfolio  managers.   The  board  retains  the
responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for such securities is limited to certain qualified institutional  investors,  the  liquidity  of  such  securities  may be  limited accordingly  and a fund  may,  from  time to  time,  hold a Rule  144A or  other security  that is  illiquid.  In such an  event,  the  portfolio  managers  will consider appropriate remedies to minimize the effect on such fund's liquidity.

U.S. GOVERNMENT SECURITIES

Each fund may invest in U.S. government  securities,  including bills, notes and bonds  issued  by the U.S.  Treasury  and  securities  issued or  guaranteed  by agencies  or  instrumentalities  of the U.S.  government.  Some U.S.  government securities  are  supported  by the  direct  full  faith  and  credit of the U.S.
government;  others are  supported by the right of the issuer to borrow from the
U.S.  Treasury;  others,  such as  securities  issued  by the  Federal  National
Mortgage Association,  are supported by the discretionary  authority of the U.S.
government to purchase the agencies' obligations;  and others are supported only by the  credit  of the  issuing  or  guaranteeing  instrumentality.  There is no assurance  that  the  U.S.  government  will  provide  financial  support  to an instrumentality it sponsors when it is not obligated by law to do so.

INVESTMENT POLICIES

Unless otherwise indicated,  with the exception of the percentage limitations on borrowing,  the policies  described below apply at the time a fund enters into a transaction.  Accordingly,  any later increase or decrease  beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

FUNDAMENTAL INVESTMENT POLICIES

The funds' fundamental investment policies are set forth below. These investment policies and the funds'  investment  objectives set forth in their  prospectuses may not be changed without  approval of a majority of the  outstanding  votes of shareholders of a fund, as determined in accordance with the Investment  Company
Act.

SUBJECT        POLICY

Senior         A fund may not issue senior securities, except as permitted under the
Securities     Investment Company Act.

Borrowing      A fund may not borrow money, except for temporary or emergency purposes
               (not for leveraging or investment) in an amount not exceeding 33-1/3% of the fund's total assets. For purposes of this policy, short positions held by the funds will not be considered borrowings.

Lending        A fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of the fund's total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or
               (ii) by engaging in repurchase agreements with respect to portfolio securities.

Real Estate    A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

Concentration  Equity Growth, Income & Growth, Long-Short Equity, Disciplined Growth
               and Small Company may not concentrate (invest 25% or more of the fund's total assets at the time of purchase) their investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities). The other funds may not deviate from their policies of concentrating investments in securities of issuers as follows:
               engaged in mining, fabricating, processing or dealing in gold or other precious metals, such as silver, platinum and palladium [Global Gold only]; or engaged in the utilities industry [Utilities only].

Underwriting   A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

Commodities    For all funds except Global Gold: A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments provided this limitation shall not prohibit the fund from purchasing or selling options and futures contracts or investing in securities or other instruments backed by physical commodities.

               For Global Gold only: The fund may not purchase gold bullion, gold coins, or gold represented by certificates of ownership interest or gold futures contracts whose underlying commodity value would cause the fund's aggregate investment in such commodities to exceed 10% of the fund's net assets.

Control        A fund may not invest for purposes of exercising control over management.

For purposes of the investment  restrictions  relating to lending and borrowing, the funds have  received an exemptive  order from the SEC regarding an interfund lending  program.  Under the terms of the exemptive  order, the funds may borrow money  from  or  lend  money  to  other  ACIM-advised  funds  that  permit  such transactions.  All such transactions will be subject to the limits for borrowing and lending set forth  above.  The funds will borrow  money  through the program only  when the costs are  equal to or lower  than the costs of  short-term  bank loans.  Interfund loans and borrowings  normally extend only overnight,  but can have a maximum  duration of seven days.  The funds will lend through the program only when the  returns  are higher than those  available  from other  short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher  interest  rate if an interfund  loan is called or not renewed.
Any delay in  repayment  to a lending  fund  could  result in a lost  investment opportunity or additional borrowing costs.

For purposes of the investment restriction relating to concentration:

(a)  there is no limitation with respect to obligations  issued or guaranteed by the U.S.  government,  any state,  territory  or  possession  of the United
     States,  the  District of Columbia or any of their  authorities,  agencies, instrumentalities  or  political  subdivisions  and  repurchase  agreements secured by such obligations;

(b)  wholly owned finance  companies  will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents;

(c)  utilities will be divided  according to their services,  for example,  gas, gas  transmission,  electric and gas,  electric and telephone  will each be considered a separate industry; and

(d)  personal credit and business credit businesses will be considered  separate industries.

NONFUNDAMENTAL INVESTMENT POLICIES

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

SUBJECT     POLICY

Leveraging     A fund may not purchase additional  investment  securities at any time during which  outstanding  borrowings exceed 5% of the total assets of the fund. For purposes of this policy,  short positions held by the funds will not be considered borrowings.

Liquidity      A fund may not  purchase  any security or enter into a repurchase agreement if, as a result,  more than 15% of its net assets would be invested in illiquid  securities.  Illiquid securities include repurchase  agreements  not  entitling  the  holder to payment of principal and interest within seven days, and securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

Short Sales    Except  for the  Long-Short  Equity  Fund,  a fund  may not  sell securities  short,  unless  it owns or has the  right  to  obtain securities  equivalent in kind and amount to the securities  sold short,  and provided that  transactions in futures  contracts and options are not deemed to constitute selling securities short.

Margin         A fund may not purchase  securities  on margin,  except to obtain such  short-term  credits as are  necessary  for the clearance of transactions,  and provided  that margin  payments in  connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

The Investment  Company Act imposes  certain  additional  restrictions  upon the
funds'   ability  to  acquire   securities   issued  by   insurance   companies,
broker-dealers,  underwriters or investment advisors, and upon transactions with affiliated  persons as defined  by the Act.  It also  defines  and  forbids  the creation of cross and circular  ownership.  Neither the SEC nor any other agency of the federal or state government  participates in or supervises the management of the funds or their investment practices or policies.

PORTFOLIO TURNOVER

The portfolio  turnover rate of each fund is listed in the Financial  Highlights tables in that fund's prospectus.

The portfolio  managers  consider the length of time a security has been held in determining  whether to sell it. Under normal market  conditions,  the portfolio managers  do not expect  turnover  rates to exceed  100% for Income & Growth and
Utilities;  150% for Equity Growth, Global Gold and Disciplined Growth; 175% for
Small Company;  and 200% for the Long-Short  Equity Fund.

While the  managers  do take  portfolio  turnover  rate into  account  in making investment  decisions,  the portfolio  turnover  rates in the past should not be considered as  representative  of the rates that will be attained in the future, as the rate for any individual fund may vary within the indicated ranges.

In addition to portfolio  turnover,  the portfolio managers consider a number of other  factors  in the  course of making a  determination  of  whether to sell a particular security.  The managers may sell a portfolio security if they believe that the security is not  fulfilling its purpose,  because,  among other things, there is another security with more attractive risk characteristics,  because it has reached its optimum potential, because of a change in the circumstances of a particular  company or industry or general  economic  conditions,  or because of some combination of such reasons.

High turnover  would generate  correspondingly  greater  brokerage  commissions, which is a cost the fund pays directly.  Portfolio  turnover also may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income.

MANAGEMENT

The individuals  listed below serve as directors or officers of the funds.  Each director  serves until his or her  successor  is duly  elected and  qualified or until he or she retires.  Effective  March 2004,  mandatory  retirement  age for independent  directors  is 73.  However,  the  mandatory  retirement  age may be extended for a period not to exceed two years with the approval of the remaining independent  directors.  Mr.  Scott may serve until age 77 based on an extension granted under retirement  guidelines in effect prior to March 2004. Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of  American  Century  Companies,  Inc.  (ACC) or its wholly  owned, direct or  indirect,  subsidiaries,  including  the funds'  investment  advisor,
American Century Investment  Management,  Inc. (ACIM or the advisor); the funds'
principal  underwriter,  American Century Investment Services,  Inc. (ACIS); and
the funds' transfer agent, American Century Services, LLC (ACS LLC).

The  other  directors,  (more  than  three-fourths  of  the  total  number)  are independent; that is, they have never been employees or officers of, and have no financial  interest  in, ACC or any of its  wholly  owned,  direct or  indirect, subsidiaries,  including  ACIM,  ACIS and ACS LLC. The  directors  serve in this capacity for eight  registered  investment  companies  in the  American  Century family of funds.

All persons named as officers of the funds also serve in similar  capacities for the other 13 investment  companies  advised by ACIM or American  Century  Global
Investment Management,  Inc. (ACGIM), a wholly-owned  subsidiary of ACIM, unless otherwise  noted.  Only  officers with policy  making  functions are listed.  No officer is  compensated  for his or her service as an officer of the funds.  The listed  officers  are  interested  persons  of the  funds and are  appointed  or re-appointed on an annual basis.

                                                                                 NUMBER OF
                                                                                 PORTFOLIOS
                                         LENGTH                                  IN FUND         OTHER
                           POSITION(S)   OF TIME                                 COMPLEX         DIRECTORSHIPS
NAME, ADDRESS              HELD WITH     SERVED    PRINCIPAL OCCUPATION(S)       OVERSEEN        HELD BY
(YEAR OF BIRTH)            FUND          (YEARS)   DURING PAST 5 YEARS           BY DIRECTOR     DIRECTOR
---------------------------------------------------------------------------------------------------------------

INTERESTED DIRECTORS

William M. Lyons           Director        7       Chief Executive Officer, ACC       35           None
4500 Main Street                                   (September 2000 to present)
Kansas City, MO 64111                              President, ACC
(1955)                                             (June 1997 to present)
                                                   Chief Operating Officer, ACC
                                                   (June 1996 to September 2000)
                                                   Also serves as: Chief Executive
                                                   Officer  and President, ACIS,
                                                   ACGIM, ACIM and other ACC subsidiaries
                                                   Executive Vice President, ACS LLC
                                                   Director, ACC, ACGIM, ACIM,
                                                   ACS LLC and other ACC subsidiaries

INDEPENDENT DIRECTORS

Antonio Canova             Director    Less than   Chief Financial Officer,           35           None
1665 Charleston Road                   one year    BROCADE COMMUNICATIONS SYSTEMS,
Mountain View, CA 94043                            Inc. (May 2001 to present)
(1961)                                             Vice President, Administration
                                                   BROCADE COMMUNICATIONS SYSTEMS, INC.
                                                   (November 2004 to present)
                                                   Vice President, Finance
                                                   BROCADE COMMUNICATIONS SYSTEMS, INC.
                                                   (November 2000 to November 2004)
                                                   Vice President, Chief Financial
                                                   Officer and Secretary, WIRELESS INC.
                                                   (April 2000 to November 2000)

John Freidenrich           Director    Less        Member and Manager, REGIS          35           None
1665 Charleston Road                   than        MANAGEMENT COMPANY, LLC
Mountain View, CA 94043                1 year      (April 2004 to present)
(1937)                                             Partner and Founder,
                                                   BAY PARTNERS (Venture
                                                   capital firm, 1976 to present)
                                                   Partner and Founder, WARE &
                                                   FREIDENRICH (1968 to present)

Ronald J. Gilson           Director,     9         Charles J. Meyers Professor        35           None
1665 Charleston Road       Chairman                of Law and Business,
Mountain View, CA 94043    of the                  STANFORD LAW SCHOOL
(1946)                     Board                   (1979 to present)
                                                   Marc and Eva Stern
                                                   Professor of Law and
                                                   Business, COLUMBIA
                                                   UNIVERSITY SCHOOL OF LAW
                                                   (1992 to present)

                                                                                 NUMBER OF
                                                                                 PORTFOLIOS
                                         LENGTH                                  IN FUND        OTHER
                           POSITION(S)   OF TIME                                 COMPLEX        DIRECTORSHIPS
NAME, ADDRESS              HELD WITH     SERVED    PRINCIPAL OCCUPATION(S)       OVERSEEN       HELD BY
(YEAR OF BIRTH)            FUND          (YEARS)   DURING PAST 5 YEARS           BY DIRECTOR    DIRECTOR
---------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS

Kathryn A. Hall           Director      3          Co-Chief Executive Officer and    35         None
1665 Charleston Road                               Chief Investment Officer,
Mountain View, CA 94043                            OFFIT HALL CAPITAL
(1957)                                             MANAGEMENT, LLC
                                                   (April 2002 to present)
                                                   President and Managing
                                                   Director, LAUREL MANAGEMENT
                                                   COMPANY, L.L.C.
                                                   (1996 to April 2002)

Myron S. Scholes          Director      24         Chairman, OAK HILL PLATINUM       35         Director, DIMENSIONAL
1665 Charleston Road                               PARTNERS, and a Partner,                     FUND ADVISORS
Mountain View, CA 94043                            OAK HILL CAPITAL MANAGEMENT                  (investment advisor,
(1941)                                             (1999 to present)                            1982 to present)
                                                   Frank E. Buck Professor                      Director, CHICAGO
                                                   of Finance-Emeritus,                         MERCANTILE EXCHANGE
                                                   STANFORD GRADUATE SCHOOL                     (2000 to present)
                                                   OF BUSINESS (1981 to present)

Kenneth E. Scott          Director      33         Ralph M. Parsons Professor        35         None
1665 Charleston Road                               of Law and Business,
Mountain View, CA 94043                            STANFORD LAW SCHOOL
(1928)                                             (1972 to present)

John B. Shoven            Director      2          Professor of Economics,           35         Director, CADENCE DESIGN
1665 Charleston Road                               STANFORD UNIVERSITY                          SYSTEMS
Mountain View, CA 94043                            (1977 to present)                            (1992 to present)
(1947)                                                                                          Director, WATSON WYATT
                                                                                                WORLDWIDE
                                                                                                (2002 to present)
                                                                                                Director, PALMSOURCE INC.
                                                                                                (2002 to present)

Jeanne D. Wohlers         Director      20         Retired, Director and Partner,   35          Director, QUINTUS CORPORATION
1665 Charleston Road                               WINDY HILL PRODUCTIONS, LP                   (automation solutions,
Mountain View, CA 94043                            (educational software,                       1995 to present)
(1945)                                             1994 to 1998)

OFFICERS

William M. Lyons          President     4          See entry above under            Not         Not
4500 Main Street                                   "Interested Directors."          applicable  Applicable
Kansas City, MO 64111

(1955)

Robert T. Jackson         Executive     4          Chief Administrative Officer,    Not         Not
4500 Main Street          Vice                     ACC (August 1997 to present)     applicable  applicable
Kansas City, MO 64111     President                Chief Financial Officer, ACC
(1946)                                             (May 1995 to October 2002)
                                                   Executive Vice President, ACC
                                                   (May 1995 to present)
                                                   Also serves as: Chief Executive
                                                   Officer, Chief Financial Officer
                                                   and President, ACS LLC
                                                   Chief Financial Officer and
                                                   Executive Vice President, ACGIM,
                                                   ACIM, ACIS
                                                   and other ACC subsidiaries
                                                   Treasurer, ACGIM, ACIM and
                                                   other ACC subsidiaries
                                                   Director, ACC and other
                                                   ACC subsidiaries

                                                                                NUMBER OF
                                                                                PORTFOLIOS
                                        LENGTH                                  IN FUND         OTHER
                          POSITION(S)   OF TIME                                 COMPLEX         DIRECTORSHIPS
NAME, ADDRESS             HELD WITH     SERVED     PRINCIPAL OCCUPATION(S)      OVERSEEN        HELD BY
(YEAR OF BIRTH)           FUND          (YEARS)    DURING PAST 5 YEARS          BY DIRECTOR     DIRECTOR
---------------------------------------------------------------------------------------------------------------

OFFICERS

Maryanne Roepke           Senior Vice     4       Assistant Treasurer, ACC       Not            Not
4500 Main Street          President,              (January 1995 to present)      applicable     applicable
Kansas City, MO 64111     Treasurer               Also serves as: Senior Vice
(1956)                    and Chief               President, ACS LLC
                          Accounting              Assistant Treasurer, ACGIM
                          Officer                 ACIM, ACIS and ACS LLC

David C. Tucker           Senior Vice     6       Vice President, ACC            Not            Not
4500 Main Street          President               (February 2001 to present)     applicable     applicable
Kansas City, MO 64111     and                     General Counsel, ACC
(1958)                    General                 (June 1998 to present)
                          Counsel                 Also serves as: Senior Vice
                                                  President and General
                                                  Counsel, ACGIM, ACIM,
                                                  ACIS, ACS LLC and other
                                                  ACC subsidiaries

Charles C.S. Park         Vice            4       Chief Compliance Officer,      Not            Not
4500 Main Street          President,              ACS LLC, ACIM and ACGIM        applicable     applicable
Kansas City, MO 64111     and             less    (March 2005 to present)
(1967)                    Chief           than    Vice President, ACS LLC
                          Compliance      1 year  (February 2000 to present)
                          Officer                 Assistant General Counsel,
                                                  ACS LLC (January 1998 to
                                                  March 2005)

C. Jean Wade              Controller(1)   8       Vice President, ACS LLC        Not            Not
4500 Main Street                                  (February 2000 to present)     applicable     applicable
Kansas City, MO 64111                             Controller-Investment
(1964)                                            Accounting, ACS LLC
                                                  (June 1997 to present)

Robert Leach              Controller      8       Vice President, ACS LLC        Not            Not
4500 Main Street                                  (February 2000 to present)     applicable     applicable
Kansas City, MO 64111                             Controller-Fund Accounting,
(1966)                                            ACS LLC (June 1997 to present)

Jon Zindel                Tax Officer     7       Vice President, ACC            Not            Not
4500 Main Street                                  (October 2001 to present)      applicable     applicable
Kansas City, MO 64111                             Vice President, Corporate Tax,
(1967)                                            ACS LLC (April 1998 to present)
                                                  Vice President, ACGIM,
                                                  ACIM, ACIS and
                                                  other ACC subsidiaries

(1)  MS. WADE SERVES IN A SIMILAR CAPACITY FOR SEVEN OTHER INVESTMENT  COMPANIES
     ADVISED BY ACIM.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management of the funds and meets at least quarterly to review reports about fund  operations.  The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that  responsibility.  Consequently, the directors may adopt bylaws  providing for the  regulation  and management of the  affairs of the funds and may amend and repeal  them to the extent that such bylaws  do not  reserve  that  right  to the  funds'  investors.  They  may fill vacancies in or reduce the number of board members and may elect and remove such officers and appoint and  terminate  such agents as they  consider  appropriate.
They may appoint from their own number and  establish  and terminate one or more committees  consisting of two or more  directors who may exercise the powers and authority of the board to the extent that the directors determine.  They may, in general,  delegate such  authority as they consider  desirable to any officer of the funds,  to any  committee  of the board and to any agent or  employee of the funds or to any custodian,  transfer or investor  servicing  agent, or principal underwriter.  Any determination as to what is in the interests of the funds made by the directors in good faith shall be conclusive.

BOARD REVIEW OF INVESTMENT MANAGEMENT CONTRACTS

The Board of Directors  oversees each fund's  management  and  performance  on a continuous basis, and the board determines annually whether to approve and renew the  fund's  investment  management  agreement.  ACIM  provides  the board  with monthly,  quarterly,  or annual  analyses of its  performance  in the  following areas:

o    Investment performance of the funds (short-, medium- and long-term);

o    Management of brokerage commission and trading costs (equity funds only);

o    Shareholder services provided;

o    Compliance with investment restrictions; and

o    Fund  accounting  services  provided  (including the valuation of portfolio securities)

Leaders  of  each  fund's   portfolio   management  team  meet  with  the  board
periodically to discuss the management and performance of the fund.

When considering  whether to renew an investment  advisory  contract,  the board examines  several  factors,  but does not  identify  any  particular  factor  as controlling their decision. Some of the factors considered by the board include:
the nature,  extent,  and quality of the advisory  services  provided as well as other material  facts,  such as the investment  performance of the fund's assets managed by the advisor and the fair market  value of the services  provided.  To assess these factors, the board reviews both the advisor's  performance and that of its peers,  as  reported by  independent  gathering  services  such as Lipper
Analytical  Services (for fund  performance  and expenses) and National  Quality
Review (for shareholder services).

Additional  information  is provided  to the board  detailing  other  sources of revenue to the advisor or its affiliates from its relationship with the fund and intangible or "fall-out" benefits that accrue to the advisor and its affiliates, if relevant,  and the advisor's control of the investment  expenses of the fund, such as transaction  costs,  including ways in which portfolio  transactions for the fund are conducted and brokers are selected.

The board also reviews the  investment  performance of each fund compared with a peer group of funds and an  appropriate  index or  combination  of  indexes,  in addition to a comparative  analysis of the total expense ratios of, and advisory fees paid by, similar funds.

At the last review of the investment advisory contract, the board considered the level of the  advisor's  profits in respect to the  management  of the  American
Century family of funds,  including the profitability of managing each fund. The board conducted an extensive  review of the advisor's  methodology in allocating costs  to the  management  of each  fund.  The  board  concluded  that  the cost allocation  methodology  employed by the advisor has a  reasonable  basis and is appropriate in light of all of the  circumstances.  They  considered the profits realized  by the  advisor  in  connection  with the  operation  of each fund and whether the amount of profit is a fair entrepreneurial profit for the management of each  fund.  The board  also  considered  the  advisor's  profit  margins  in comparison  with  available  industry  data,  both  accounting for and excluding marketing expenses.

When considering whether to approve the investment advisory contract for the new funds (the Disciplined  Growth and Long-Short Equity funds),  the board examined many of the same factors.  While  profitability of a non-existent fund cannot be measured,  they considered the entrepreneurial  risk that the advisor assumes in launching a new fund. In particular,  they  considered the effect of the unified management  fee  structure and the fact that the total expense ratio of the fund would require the advisor to assume a substantial  part of the start-up costs of the fund.  They compared the  resulting  total expense ratio of the fund against its peers.  They  considered  the experience of the portfolio  management  staff designated to manage the fund.  Finally,  they  considered the position that the new fund would take in the line up of the American  Century  family of funds and the benefits to shareholders of existing funds and the new fund of the broadened product offering.

Based on their  evaluation  of all  material  factors  assisted by the advice of independent  legal  counsel,  the board,  including the  independent  directors, concluded  that the  management  fee structures are fair and reasonable and that the investment  management  contracts,  as described above,  should be continued
and, in the case of Disciplined Growth and Long-Short Equity, approved.

COMMITTEES

The board has four  standing  committees  to oversee  specific  functions of the funds'  operations.  Information  about  these  committees  appears in the table below. The director first named serves as chairman of the committee.

                                                                                             MEETINGS HELD
                                                                                             DURING LAST
COMMITTEE   MEMBERS                   FUNCTION                                               FISCAL YEAR

Audit and   Kenneth E. Scott          The Audit and Compliance Committee approves the             5
Compliance  Antonio Canova            engagement of the funds' independent registered public
            Ronald J. Gilson          accounting firm, recommends approval of such engagement
            Jeanne D. Wohlers         to the independent directors, and oversees the
                                      activities of the funds' independent registered public
                                      accounting firm. The committee receives reports from the
                                      advisor's Internal Audit Department, which is
                                      accountable to the committee. The committee also
                                      receives reporting about compliance matters affecting
                                      the funds.

Corporate   Ronald J. Gilson          The Corporate Governance Committee reviews board            3
Governance  John Freidenrich          procedures and committee structures. It also considers
            John B. Shoven            and recommends individuals for nomination as directors.
                                      The names of potential director candidates may be drawn
                                      from a number of sources, including recommendations from
                                      members of the board, management (in the case of
                                      interested directors only) and shareholders.
                                      Shareholders may submit director nominations to the
                                      Corporate Secretary, American Century Funds, P. O. Box
                                      410141, Kansas City, MO 64141. All such nominations will
                                      be forwarded to the committee for consideration. The
                                      committee also may recommend the creation of new
                                      committees, evaluate the membership structure of new and
                                      existing committees, consider the frequency and duration
                                      of board and committee meetings and otherwise evaluate
                                      the responsibilities, processes, resources, performance
                                      and compensation of the Board.
Portfolio   Myron Scholes             The Portfolio Committee reviews quarterly the investment    5
            John Freidenrich          activities and strategies used to manage fund assets.
            Kathryn A. Hall           The committee regularly receives reports from portfolio
            William M. Lyons (ad hoc) managers, credit analysts and other investment personnel concerning the funds' investments.

Quality of  John B. Shoven            The Quality of Service Committee reviews the level and      5
Service     Ronald J. Gilson          quality of transfer agent and administrative services
            William M. Lyons (ad hoc) provided to the funds and their shareholders. It receives and reviews reports comparing those services to
                                      those of fund competitors and seeks to improve such
                                      services where feasible and appropriate.

COMPENSATION OF DIRECTORS

The  directors  serve as  directors  or  trustees  for  eight  American  Century investment  companies.  Each director who is not an interested person as defined in the Investment  Company Act receives  compensation for service as a member of the board of all eight companies based on a schedule that takes into account the number of meetings  attended  and the assets of the funds for which the meetings are held.  These  fees and  expenses  are  divided  among  the eight  investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate  compensation  paid by the funds for the periods  indicated and by the eight investment  companies served by the board to each  director  who is not an  interested  person as defined  in the  Investment
Company Act.  Because he was not a director as of December 31, 2004,  Mr. Canova is not included in the table.

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED DECEMBER 31, 2004

                                                      TOTAL COMPENSATION FROM
                           TOTAL COMPENSATION         THE AMERICAN CENTURY
 NAME OF DIRECTOR          FROM THE FUNDS(1)          FAMILY OF FUNDS(2)

Albert Eisenstat (3)           $18,440                     $87,000

John Freidenrich(4)             $1,416                     $10,540

Ronald J. Gilson               $33,200                    $128,500

Kathryn A. Hall                $18,182                     $86,250

Myron S. Scholes               $17,549                     $84,500

Kenneth E. Scott               $20,074                     $91,750

John B. Shoven                 $17,660                     $84,750

Jeanne D. Wohlers              $17,930                     $85,500

(1)  INCLUDES  COMPENSATION  PAID TO THE  DIRECTORS  FOR THE  FISCAL  YEAR ENDED
     DECEMBER 31, 2004,  AND ALSO INCLUDES  AMOUNTS  DEFERRED AT THE ELECTION OF
     THE  DIRECTORS  UNDER  THE  AMERICAN  CENTURY  MUTUAL  FUNDS'   INDEPENDENT
     DIRECTORS' DEFERRED COMPENSATION PLAN.

(2)  INCLUDES  COMPENSATION  PAID  BY  THE  EIGHT  INVESTMENT  COMPANIES  OF THE
     AMERICAN  CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD. THE TOTAL AMOUNT OF
     DEFERRED  COMPENSATION  INCLUDED IN THE PRECEDING TABLE IS AS FOLLOWS:  MR.
     GILSON,  $128,500;  MS. HALL,  $43,125;  MR. SCHOLES,  $84,500;  MR. SCOTT,
     $91,750; AND MR. SHOVEN, $84,750.

(3)  MR. EISENSTAT RETIRED FROM THE BOARD ON MAY 26, 2005.

(4)  MR.  FREIDENRICH  JOINED THE  CORPORATION'S  ADVISORY  BOARD ON AUGUST 26,
     2004. HE JOINED THE BOARD OF DIRECTORS ON MARCH 1, 2005.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred  Compensation Plan. Under the plan, the independent directors may defer receipt  of all or any  part of the  fees to be paid  to  them  for  serving  as directors of the funds.

All  deferred  fees are  credited to an account  established  in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance  with the  performance of one or more of the American
Century funds that are selected by the director.  The account balance  continues to fluctuate in accordance  with the  performance  of the selected fund or funds until  final  payment of all  amounts  credited to the  account.  Directors  are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director  resigns,  retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account  balances either in a lump sum payment or in  substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and,  accordingly,  the funds have no obligation to segregate  assets to secure or fund the deferred  fees. To date,  the funds have voluntarily funded their  obligations.  The rights of directors to receive their deferred fee account balances are the same as the rights of a general  unsecured creditor  of  the  funds.  The  plan  may  be  terminated  at  any  time  by the administrative  committee of the plan. If  terminated,  all deferred fee account balances  will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended December 31, 2004.

OWNERSHIP OF FUND SHARES

The directors owned shares in the funds as of December 31, 2004, as shown in the table below. Because they were not directors as of December 31, 2004, Mr. Canova and Mr. Freidenrich are not included in the table. Because Long-Short Equity and
Disciplined  Growth were not in operation as of the calendar  year end, they are not included in the table below.

                                                           NAME OF DIRECTORS

                                                  WILLIAM M.  RONALD J.   KATHRYN A.
                                                    LYONS      GILSON       HALL

Dollar Range of Equity Securities in the Funds:

  Equity Growth                                       C          E            A

  Global Gold                                         A          A            A

  Income & Growth                                     E          A            D

  Small Company                                       E          A            A

  Utilities                                           A          A            A

Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Director in
Family of Investment Companies                        E          E            D

                                                               NAME OF DIRECTORS

                                                 MYRON S.   KENNETH E.   JOHN B.  JEANNE D.
                                                  SCHOLES     SCOTT      SHOVEN    WOHLERS

Dollar Range of Equity Securities in the Funds:

  Equity Growth                                      D          A           A         D

  Global Gold                                        A          A           A         A

  Income & Growth                                    C          E           E         A

  Small Company                                      A          A           A         A

  Utilities                                          A          A           A         A

Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Director in
Family of Investment Companies                       E          E           E         E

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE
THAN $100,000

CODE OF ETHICS

The funds,  their  investment  advisor and principal  underwriter have adopted a
Code of Ethics  under Rule 17j-1 of the  Investment  Company Act and the Code of
Ethics permits personnel subject to the code to invest in securities,  including securities that may be purchased or held by the funds,  provided that they first obtain approval from the compliance department before making such investments.

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights  associated with the securities  purchased  and/or  held  by the  funds.  In  exercising  its  voting obligations,  the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing  benefits to them. The advisor attempts to consider all factors of its vote  that  could  affect  the  value of the  investment.  The  funds'  Board of
Directors  has approved the  advisor's  Proxy  Voting  Guidelines  to govern the advisor's proxy voting activities.

The  advisor and the board have agreed on certain  significant  contributors  to shareholder value with respect to a number of matters that are often the subject of proxy  solicitations  for shareholder  meetings.  The Proxy Voting Guidelines specifically  address  these  considerations  and  establish a framework for the advisor's  consideration of the vote that would be appropriate for the funds. In particular,  the Proxy Voting  Guidelines  outline  principles and factors to be considered in the exercise of voting authority for proposals addressing:

o  Election of Directors

o  Ratification of Selection of Auditors

o  Equity-Based Compensation Plans

o  Anti-Takeover Proposals

   =  Cumulative Voting
   =  Staggered Boards
   =  "Blank Check" Preferred Stock
   =  Elimination of Preemptive Rights
   =  Non-targeted Share Repurchase
   =  Increase in Authorized Common Stock
   =  "Supermajority" Voting Provisions or Super Voting Share Classes
   =  "Fair Price" Amendments
   =  Limiting the Right to Call Special Shareholder Meetings
   =  Poison Pills or Shareholder Rights Plans
   =  Golden Parachutes
   =  Reincorporation
   =  Confidential Voting
   =   Opting In or Out of State Takeover Laws

o  Shareholder Proposals Involving Social, Moral or Ethical Matters

o  Anti-Greenmail Proposals

o  Changes to Indemnification Provisions

o  Non-Stock Incentive Plans

o  Director Tenure

o  Directors' Stock Options Plans

o  Director Share Ownership

Finally,  the Proxy Voting Guidelines establish procedures for voting of proxies in  cases in which  the  advisor  may have a  potential  conflict  of  interest.
Companies  with  which the  advisor  has  direct  business  relationships  could theoretically use these  relationships to attempt to unduly influence the manner in which American  Century votes on matters for the funds. To ensure that such a conflict  of  interest  does not affect  proxy  votes  cast for the  funds,  all discretionary  (including case-by-case) voting for these companies will be voted in direct  consultation  with a committee  of the  independent  directors of the funds.

A copy of the advisor's Proxy Voting  Guidelines and  information  regarding how the advisor  voted  proxies  relating to  portfolio  securities  during the most recent  12-month  period  ended  June 30 are  available  on the ABOUT US page at
americancentury.com.  The advisor's proxy voting record also is available on the
SEC's website at sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The advisor has adopted  policies and procedures  with respect to the disclosure of fund portfolio holdings and characteristics, which are described below.

DISTRIBUTION TO THE PUBLIC

Full portfolio holdings are made available to the public quarterly with a lag of
30 days. These are posted on  americancentury.com  on the 31st day after the end of each fiscal quarter. In addition,  full portfolio holdings are transmitted to fund shareholders twice each year in annual and semi-annual reports.

Top 10 holdings are made  available to the public monthly with a lag of 30 days.
These holdings are posted monthly on americancentury.com.  From time to time the advisor may select additional portfolio  characteristics for distribution to the public with such  frequencies  and lag times as the advisor  determines to be in the best interests of shareholders.

So long as  portfolio  holdings  are  disclosed  in  accordance  with the  above parameters,  the advisor  makes no  distinction  among  different  categories of
recipients,    such   as   individual   investors,    institutional   investors,
intermediaries that distribute the funds' shares, third-party service providers, rating and ranking organizations,  and fund affiliates. Because this information is publicly available and widely disseminated,  the advisor places no conditions or restrictions on, and does not monitor,  its use. Nor does the advisor require special authorization for its disclosure.

ACCELERATED DISCLOSURE

The advisor recognizes that certain parties,  in addition to the advisor and its affiliates,  may have legitimate needs for information about portfolio  holdings and  characteristics  prior to the  times  prescribed  above.  Such  accelerated disclosure is permitted under the circumstances described below.

ONGOING ARRANGEMENTS

Certain parties, such as investment  consultants who provide regular analysis of
fund  portfolios  for  their  clients  and   intermediaries   who  pass  through
information to fund  shareholders,  may have  legitimate  needs for  accelerated disclosure. These needs may include, for example, the preparation of reports for
customers   who  invest  in  the  funds,   the  creation  of  analyses  of  fund
characteristics for intermediary or consultant clients, the reformatting of data for distribution to the intermediary's or consultant's  clients,  and the review of fund performance for ERISA fiduciary purposes.

In such cases,  accelerated  disclosure  is  permitted  if the service  provider enters an  appropriate  non-disclosure  agreement  with the  advisor in which it agrees to treat the  information  confidentially  until the public  distribution date and represents  that the  information  will be used only for the legitimate services  provided  to its  clients  (i.e.,  not  for  trading).  Non-disclosure
agreements   require  the  approval  of  an  attorney  in  the  advisor's  Legal
Department.  The advisor's  Compliance  Department  receives  quarterly  reports detailing which clients received accelerated  disclosure,  when they received it and the  purposes  of such  disclosure.  Compliance  personnel  are  required to confirm that an appropriate non-disclosure agreement has been obtained from each recipient identified in the reports.

Those parties who have entered into non-disclosure agreements as of xx, 2005 are as follows:

o  American Fidelity Assurance Co.

o  American United Life Insurance Company

o  Ameritas Life Insurance Corporation

o  Annuity Investors Life Insurance Company

o  Asset Services Company L.L.C.

o  Bell Globemedia Publishing

o  Bellwether Consulting, LLC

o  Bidart & Ross

o  Business Men's Assurance Co. of America

o  Callan Associates, Inc.

o  Cleary Gull Inc.

o  Commerce Bank, N.A.

o  Connecticut General Life Insurance Company

o  Defined Contribution Advisors, Inc.

o  EquiTrust Life Insurance Company

o  Farm Bureau Life Insurance Company

o  First MetLife Investors Insurance Company

o  Fund Evaluation Group, LLC

o  The Guardian Life Insurance & Annuity Company, Inc.

o  Hewitt Associates LLC

o  ICMA Retirement Corporation

o  ING Insurance Company of America

o  Investors Securities Services, Inc.

o  Iron Capital Advisors

o  J.P. Morgan Retirement Plan Services LLC

o  Jefferson National Life Insurance Company

o  Jefferson Pilot Financial

o  Kansas City Life Insurance Company

o  Kmotion, Inc.

o  The Lincoln National Life Insurance Company

o  Lipper Inc.

o  Manulife Financial

o  Massachusetts Mutual Life Insurance Company

o  Merrill Lynch

o  MetLife Investors Insurance Company

o  MetLife Investors Insurance Company of California

o  Midland National Life Insurance Company

o  Minnesota Life Insurance Company

o  Morgan Stanley DW, Inc.

o  Morningstar Associates LLC

o  Morningstar Investment Services, Inc.

o  Mutual of America Life Insurance Company

o  National Life Insurance Company

o  Nationwide Financial

o  NT Global Advisors, Inc.

o  NYLIFE Distributors, LLC

o  Principal Life Insurance Company

o  Prudential Financial

o  S&P Financial Communications

o  Scotia McLeod

o  Scudder Distributors, Inc.

o  Security Benefit Life Insurance Co.

o  Smith Barney

o  SunTrust Bank

o  Symetra Life Insurance Company

o  Trusco Capital Management

o  Union Bank of California, N.A.

o  The Union Central Life Insurance Company

o  VALIC Financial Advisors

o  VALIC Retirement Services Company

o  Vestek Systems, Inc.

o  Wachovia Bank, N.A.

o  Wells Fargo Bank, N.A.

The types,  frequency  and  timing of  disclosure  to such  parties  vary.  Full portfolio  holdings are provided  infrequently.  When they are  provided,  it is generally with a 30-day lag. (Vestek receives full holdings for certain funds on a monthly  basis as soon as the  information  is available,  usually  within one business  day.)  Top  ten  holdings  and  other  portfolio  characteristics  are generally  provided on a quarterly  basis  within 5-20  business  days after the quarter end. In some cases, such  characteristics may be provided monthly within
5-10 business days after month end.

SINGLE EVENT REQUESTS

In certain circumstances, the advisor may provide fund holding information on an accelerated basis outside of an ongoing arrangement with manager-level or higher authorization.  For example,  from time to time the advisor may receive requests for  proposals  (RFPs)  from  consultants  or  potential  clients  that  request information  about a fund's  holdings on an accelerated  basis.  As long as such requests  are on a one-time  basis,  and do not result in  continued  receipt of data,  such  information  may be provided in the RFP as of the most recent month
end  regardless  of  lag  time.  Such   information  will  be  provided  with  a
confidentiality legend and only in cases where the advisor has reason to believe that the data will be used only for legitimate purposes and not for trading.

In addition, the advisor occasionally may work with a transition manager to move a large  account into or out of a fund.  To reduce the impact to the fund,  such transactions  may be  conducted  on an in-kind  basis using  shares of portfolio securities  rather  than cash.  The advisor  may  provide  accelerated  holdings disclosure  to the  transition  manager with little or no lag time to facilitate such transactions, but only if the transition manager enters into an appropriate non-disclosure agreement.

SERVICE PROVIDERS

Various  service  providers to the funds and the funds' advisor must have access to some or all of the funds'  portfolio  holdings  information on an accelerated basis from time to time in the  ordinary  course of  providing  services  to the funds.  These service  providers  include the funds' custodian  (daily,  with no lag),  auditors (as needed) and brokers involved in the execution of fund trades
(as needed).  Additional  information  about these  service  providers and their relationships  with the funds and the advisor  are  provided  elsewhere  in this statement of additional information.

ADDITIONAL SAFEGUARDS

The advisor's policies and procedures include a number of safeguards designed to control  disclosure  of  portfolio  holdings  and  characteristics  so that such disclosure is consistent  with the best interests of fund  shareholders.  First, the frequency with which this  information  is disclosed to the public,  and the length of time  between  the date of the  information  and the date on which the information  is disclosed,  are selected to minimize the  possibility of a third party improperly  benefiting from fund investment  decisions to the detriment of fund  shareholders.  Second,  distribution  of portfolio  holdings  information, including  compliance  with the  advisor's  policies and the  resolution  of any potential conflicts that may arise, is monitored quarterly.  Finally, the funds'
Board of Directors  exercises  oversight of disclosure  of the funds'  portfolio securities.  The board has  received  and  reviewed a summary  of the  advisor's policy and is informed on a quarterly  basis of any changes to or  violations of such policy detected during the prior quarter.

Neither the advisor nor the funds  receive any  compensation  from any party for the distribution of portfolio holdings information.

The  advisor  reserves  the right to change its  policies  and  procedures  with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these  policies and procedures  will protect the funds from the  potential  misuse  of  holdings  information  by  individuals  or  firms in possession of such information.

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of July xx, 2005, the following shareholders,  beneficial or of record, owned more than 5% of the outstanding shares of any class of the funds.  Because the R
Class of Equity Growth,  the Long-Short  Equity fund and the Disciplined  Growth fund were not in  operation  as of July xx,  2005,  they are not included in the table below.

                                                    PERCENTAGE OF     PERCENTAGE OF
                                                    OUTSTANDING       OUTSTANDING
FUND/                                               SHARES OWNED      SHARES OWNED
CLASS    SHAREHOLDER                                OF RECORD         BENEFICIALLY(1)

EQUITY GROWTH

   Investor Class

         Charles Schwab & Co. Inc.                       x%                 x%
         San Francisco, California

         Massachusetts Mutual Life Insurance Co.         x%                 x%
         Springfield, Massachusetts

   Institutional Class

         UMB Bank NA TR                                  x%                 x%
         Phelps Dodge Employee
         Savings Plan & Trust
         Kansas City, Missouri

         Trustees of American Century P/S &              x%                 x%
         401k Savings Plan & Trust
         Kansas City, Missouri

   Advisor Class

         Charles Schwab & Co. Inc.                       x%                 x%
         San Francisco, California

         Saxon & Co.                                     x%                 x%
         Philadelphia, Pennsylvania

         Union Bank TR                                   x%                 x%
         FBO Select Benefit Omnibus
         San Diego, California

         AMFO & Co.                                      x%                 x%
         Kansas City, Missouri

   C Class

         Mobank & CO. EB                                 x%                 x%
         Monroe, Michigan

GLOBAL GOLD

   Investor Class

         Charles Schwab & Co. Inc.                       x%                 x%
         San Francisco, California

   Advisor Class

         National Financial Services Corp.               x%                 x%
         New York, New York

         National Inv Svcs. Corp.                        x%                 x%
         New York, New York

INCOME & GROWTH

   Investor Class

         Charles Schwab & Co. Inc.                       x%                 x%
         San Francisco, California

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                                    PERCENTAGE OF     PERCENTAGE OF
                                                    OUTSTANDING       OUTSTANDING
FUND/                                               SHARES OWNED      SHARES OWNED
CLASS    SHAREHOLDER                                OF RECORD         BENEFICIALLY(1)

INCOME & GROWTH

   Institutional Class

        UBATCO & Co.                                     x%                 x%
        FBO College Savings
        Plan of Nebraska
        Lincoln, Nebraska

        UMB Bank NA TR                                   x%                 x%
        Phelps Dodge Employee
        Savings Plan & Trust
        Kansas City, Missouri

        UMB Bank NA TR                                   x%                 x%
        Allergan, Inc. Savings and
        Investment Plan & Trust
        Kansas City, Missouri

        JPMorgan Chase Bank Trustee                      x%                 x%
        Andrews P/S Trust
        Kansas City, Missouri

        Nationwide Insurance Company QPVA                x%                 x%
        Columbus, Ohio

        USAA Federal Savings Bank                        x%                 x%
        San Antonio, Texas

   Advisor Class

        Principal Life Insurance                         x%                 x%
        Des Moines, Iowa

        Nationwide Insurance Company QPVA                x%                 x%
        Columbus, Ohio

        Nationwide Trust Company                         x%                 x%
        Columbus, Ohio

        American Express Trust Co.                       x%                 x%
        FBO American Express Trust
        Retirement Service Plans
        Minneapolis, Minnesota

   C Class

        Mobank & Co. EB                                  x%                 x%
        Monroe, Michigan

        Pershing LLC                                     x%                 x%
        Jersey City, New Jersey

   R Class

        A.G. Edwards & Sons, Inc. Cust.                  x%                 x%
        FBO James Agostisi IRA
        Fairfield, Connecticut

        MCB Trust Svcs                                   x%                 x%
        Life Care Home Svcs
        of NW PA Retirement
        Denver, Colorado

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                                    PERCENTAGE OF     PERCENTAGE OF
                                                    OUTSTANDING       OUTSTANDING
FUND/                                               SHARES OWNED      SHARES OWNED
CLASS    SHAREHOLDER                                OF RECORD         BENEFICIALLY(1)

INCOME & GROWTH

   R Class

        MCB Trust Services Cust                          x%                 x%
        FBO Resource Control Associates, Inc.
        Denver, Colorado

        MCB Trust Services Cust                          x%                 x%
        FBO H A Sancomb
        Trucking Co Inc
        Denver, Colorado

        MCB Trust Services Cust                          x%                 x%
        FBO Datavision Svp
        Denver, Colorado

        MCB Trust Services Cust                          x%                 x%
        FBO Medaglia & Co. Inc.
        Denver, Colorado

        Mesirow Financial Inc.                           x%                 x%
        SEP IRA Acct
        Delaware Charter Gty Trust
        Chicago, Illinois

SMALL COMPANY

   Investor Class

        Charles Schwab & Co. Inc.                        x%                 x%
        San Francisco, California

        ITT Industries Investment                        x%                 x%
        & Savings 401k Trust
        FBO Salaried Employees
        Jersey City, New Jersey

        Kenneth E. Goodman &                             x%                 x%
        William B. Sparks TR
        Forest Laboratories Inc.
        Savings & PSP
        New York, New York

   Institutional Class

        JPMorgan Chase Bank Trustee                      x%                 x%
        Koch Industries
        Employee Savings Plan
        Kansas City, Missouri

        Wachovia Bank                                    x%                 x%
        FBO Portfolio Strategies
        Cash Cash
        Charlotte, North Carolina

        Fidelity FIIOC TR                                x%                 x%
        FBO Certain Employee
        Benefit Plans
        Covington, Kentucky

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                                    PERCENTAGE OF     PERCENTAGE OF
                                                    OUTSTANDING       OUTSTANDING
FUND/                                               SHARES OWNED      SHARES OWNED
CLASS    SHAREHOLDER                                OF RECORD         BENEFICIALLY(1)

SMALL COMPANY

Institutional Class

        Nationwide Trust Co.                             x%                 x%
        FBO Participating Retirement
        Plans TPA-NTC
        Columbus, Ohio

        Wachovia Bank                                    x%                 x%
        FBO Portfolio Strategies Reinv Reinv
        Charlotte, North Carolina

        JPMorgan Chase Bank Trustee                      x%                 x%
        Simpson Employees Savings Plan
        Kansas City, Missouri

        Fulvest & Co.                                    x%                 x%
        Lancaster, Pennsylvania

        JPMorgan Chase Bank Trustee                      x%                 x%
        FBO Invista S A R L
        d|b|a Kosa Retirement Savings Plan
        Kansas City, Missouri

   Advisor Class

        John Hancock Life Insurance Co. USA              x%                 x%
        Toronto, Ontario

        Nationwide Trust Company                         x%                 x%
        Columbus, Ohio

        Charles Schwab & Co. Inc.                        x%                 x%
        San Francisco, California

        Nationwide Insurance Company QPVA                x%                 x%
        Columbus, Ohio

        T Rowe Price's Retirement Plan Svcs              x%                 x%
        FBO Retirement Plan Clients
        Owings Mills, Maryland

   R Class

        Symetra Investment Services                      x%                 x%
        Seattle, Washington

        State Street Bank & Trust                        x%                 x%
        FBO Allen Boone Humphries LLP
        Houston, Texas

        Stephen Olson and                                x%                 x%
        Judith Olson Laakso TR
        The Olson Company 401K
        Retirement Plan
        Seal Beach, California

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                                    PERCENTAGE OF     PERCENTAGE OF
                                                    OUTSTANDING       OUTSTANDING
FUND/                                               SHARES OWNED      SHARES OWNED
CLASS    SHAREHOLDER                                OF RECORD         BENEFICIALLY(1)

SMALL COMPANY

   R Class

         Fehr & Peers Associates Inc.                    x%                 x%
         401k Profit Sharing Plan
         Walnut Creek, California

UTILITIES

   Investor Class

         Charles Schwab & Co. Inc.                       x%                 x%
         San Francisco, California
         National Financial Services Corp.               x%                 x%
         New York, New York

   Advisor Class

         Charles Schwab & Co. Inc.                       x%                 x%
         San Francisco, California

         National Financial Services Corp.               x%                 x%
         New York, New York

         Nationwide Trust Company                        x%                 x%
         Columbus, Ohio

         Susquehanna Trust & Investment                  x%                 x%
         TTEE For AE SYS Technologies LLC
         401k Plan Union Employees
         Lititz, Pennsylvania

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

The funds are unaware of any other  shareholders,  beneficial or of record,  who own more  than 5% of any  class of a fund's  outstanding  shares.  The funds are unaware of any other  shareholders,  beneficial or of record,  who own more than
25% of the voting securities of American Century Quantitative Equity Funds, Inc.
A  shareholder   owning  of  record  or  beneficially   more  than  25%  of  the
corporation's  outstanding  shares may be considered a controlling  person.  The vote  of any  such  person  could  have a more  significant  effect  on  matters presented at a  shareholders'  meeting than votes of other  shareholders.  As of
March 31, 2005, the officers and directors of the funds, as a group,  owned less than 1% of any class of a fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees.  To conduct the funds' day-to-day  activities,  the funds have hired a number of service  providers.  Each  service  provider  has a specific function to fill on behalf of the funds that is described below.

ACIM, ACS LLC and ACIS are wholly owned,  directly or indirectly,  by ACC. James
E.  Stowers,  Jr.  controls ACC by virtue of his  ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century  Investment  Management,  Inc. serves as the investment advisor for each of the funds.  A  description  of the  responsibilities  of the advisor appears in each prospectus under the heading MANAGEMENT.

For the services  provided to the funds,  the advisor receives a daily fee based on a percentage  of the net assets of a fund.  The annual rate at which this fee is assessed is  determined  daily in a multi-step  process.  First,  each of the corporation's  funds is categorized  according to the broad asset class in which it invests (e.g., money market, bond or equity),  and the assets of the funds in each  category are totaled  ("Fund  Category  Assets").  Second,  the assets are totaled for  certain  other  accounts  managed by the  advisor  ("Other  Account
Category Assets"). To be included,  these accounts must have the same management team and investment objective as a fund in the same category with the same board of directors as the  corporation.  Together,  the Fund  Category  Assets and the
Other Account  Category Assets comprise the  "Investment  Category  Assets." The
Investment  Category Fee Rate is then calculated by applying a fund's Investment
Category Fee Schedule to the Investment  Category Assets and dividing the result by the Investment Category Assets.

Finally,  a separate Complex Fee Schedule is applied to the assets of all of the funds in the American  Century family of funds (the "Complex  Assets"),  and the
Complex Fee Rate is calculated  based on the  resulting  total.  The  Investment
Category  Fee Rate and the  Complex  Fee Rate are then  added to  determine  the
Management Fee Rate payable by a class of the fund to the advisor.

For purposes of determining  the assets that comprise the Fund Category  Assets,
Other  Account  Category  Assets and Complex  Assets,  the assets of  registered investment  companies managed by the advisor that invest primarily in the shares of other registered investment companies shall not be included.

The schedules by which the unified management fee is determined are shown below.

INVESTMENT CATEGORY FEE SCHEDULE FOR:
EQUITY GROWTH, GLOBAL GOLD, INCOME & GROWTH AND UTILITIES

CATEGORY ASSETS                                FEE RATE

First $1 billion                               0.5200%

Next $5 billion                                0.4600%

Next $15 billion                               0.4160%

Next $25 billion                               0.3690%

Next $50 billion                               0.3420%

Next $150 billion                              0.3390%

Thereafter                                     0.3380%

INVESTMENT CATEGORY FEE SCHEDULE FOR: DISCIPLINED GROWTH

CATEGORY ASSETS                                FEE RATE

First $1 billion                               0.8700%

Next $5 billion                                0.8100%

Next $15 billion                               0.7660%

Next $25 billion                               0.7190%

Next $50 billion                               0.6920%

Next $150 billion                              0.6890%

Thereafter                                     0.6880%

INVESTMENT CATEGORY FEE SCHEDULE FOR: LONG-SHORT EQUITY

CATEGORY ASSETS                                FEE RATE

First $1 billion                               1.2300%

Next $5 billion                                1.1700%

Next $15 billion                               1.1260%

Next $25 billion                               1.0790%

Next $50 billion                               1.0520%

Next $150 billion                              1.0490%

Thereafter                                     1.0480%

Investment Category Fee Schedule for: Small Company

CATEGORY ASSETS                                FEE RATE

First $1 billion                               0.7200%

Next $5 billion                                0.6600%

Next $15 billion                               0.6160%

Next $25 billion                               0.5690%

Next $50 billion                               0.5420%

Next $150 billion                              0.5390%

Thereafter                                     0.5380%

The Complex Fee is determined according to the schedule below.

COMPLEX FEE SCHEDULE

COMPLEX ASSETS         INVESTOR CLASS           ADVISOR CLASS:    INSTITUTIONAL
                       C CLASS AND R CLASS:     FEE RATE          CLASS:
                       FEE RATE                                   FEE RATE

First $2.5 billion     0.3100%                  0.0600%           0.1100%

Next $7.5 billion      0.3000%                  0.0500%           0.1000%

Next $15 billion       0.2985%                  0.0485%           0.0985%

Next $25 billion       0.2970%                  0.0470%           0.0970%

Next $25 billion       0.2870%                  0.0370%           0.0870%

Next $25 billion       0.2800%                  0.0300%           0.0800%

Next $25 billion       0.2700%                  0.0200%           0.0700%

Next $25 billion       0.2650%                  0.0150%           0.0650%

Next $25 billion       0.2600%                  0.0100%           0.0600%

Next $25 billion       0.2550%                  0.0050%           0.0550%

Thereafter             0.2500%                  0.0000%           0.0500%

On each calendar  day, each class of each fund accrues a management  fee that is equal to the  class's  Management  Fee Rate  times  the net  assets of the class divided by 365 (366 in leap years). On the first business day of each month, the funds pay a management  fee to the advisor for the previous  month.  The fee for the previous month is the sum of the  calculated  daily fees for each class of a fund during the previous month.

The management  agreement between the corporation and the advisor shall continue in effect until the earlier of the  expiration of two years from the date of its execution  or until  the  first  meeting  of fund  shareholders  following  such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)  the funds' Board of  Directors,  or a majority of  outstanding  shareholder votes (as defined in the Investment Company Act); and

(2)  the vote of a majority of the directors of the funds who are not parties to the  agreement or  interested  persons of the advisor,  cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding  shareholder votes may terminate the management  agreement at any time without  payment of any penalty on 60 days' written  notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management  agreement states the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless  disregard of its obligations and duties.

The  management  agreement  also  provides  that the advisor  and its  officers, directors and employees may engage in other business,  render services to others and devote  time and  attention  to any other  business  whether of a similar or dissimilar nature.

Certain  investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to  achieving  their  respective  investment  objectives  after consideration  of such factors as their current  holdings,  availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund,  or in different  amounts and at  different  times  for more than one but less than all  clients  or funds.  A particular  security  may be bought for one client or fund on the same day it is sold for another  client or fund, and a client or fund may hold a short position in a particular  security at the same time  another  client or fund holds a long position.  In addition,  purchases or sales of the same security may be made for two or more  clients  or  funds  on the  same  date.  The  advisor  has  adopted procedures  designed to ensure such transactions will be allocated among clients and funds in a manner  believed by the advisor to be equitable to each.  In some cases this procedure  could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may  aggregate  purchase and sale orders of the funds with  purchase and sale orders of its other clients when the advisor  believes such aggregation provides the best  execution for the funds.  The Board of Directors has approved the  policy  of the  advisor  with  respect  to  the  aggregation  of  portfolio transactions.  Where  portfolio  transactions  have been  aggregated,  the funds participate at the average share price for all  transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not  aggregate  portfolio  transactions  of the funds  unless it  believes  such aggregation is consistent  with its duty to seek best execution on behalf of the funds,  the  terms  of the  management  agreement,  and  any  other  appropriate considerations.  The advisor receives no additional compensation or remuneration as a result of such aggregation.

Unified  management  fees  incurred  by each fund for the fiscal  periods  ended
December 31, 2004, 2003 and 2002, are indicated in the following table. As a new class and new funds,  information regarding the R Class of Equity Growth and all classes of Long-Short Equity and Disciplined  Growth was not available as of the fiscal year end.

UNIFIED MANAGEMENT FEES

FUND                             2004             2003              2002

EQUITY GROWTH

   Investor                  $9,006,806       $7,114,088         $8,226,475

   Institutional               $449,480         $513,607           $591,278

   Advisor                     $561,790         $482,345           $492,218

   C                            $10,945           $3,394             $1,575

GLOBAL GOLD

   Investor                  $4,487,099       $3,467,459         $2,251,315

   Advisor                      $17,274           $9,120             $2,563

INCOME & GROWTH

   Investor                 $25,390,717      $22,887,736        $25,424,724

   Institutional             $1,397,989       $1,101,772         $1,034,572

   Advisor                   $3,768,764       $3,320,015         $4,689,755

   C                            $18,140          $13,636             $8,551

   R                               $273               $9                N/A

SMALL COMPANY

   Investor                  $6,615,818       $1,833,748           $707,554

   Institutional               $880,777          $87,133             $7,648

   Advisor                     $998,675          $94,507             $4,553

   R                            $11,284               $8                N/A

UTILITIES

   Investor                  $1,022,033         $878,964           $986,930

   Advisor                       $5,419           $4,670             $7,919

PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED

The portfolio managers also may be responsible for the day-to-day  management of other accounts,  as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

OTHER ACCOUNTS MANAGED (AS OF DECEMBER 31, 2004)

                                                                                         OTHER ACCOUNTS (E.G.,
                                     REGISTERED INVESTMENT                               SEPARATE ACCOUNTS AND
                                     COMPANIES (E. G., OTHER  OTHER POOLED INVESTMENT    CORPORATE ACCOUNTS,
                                     AMERICAN CENTURY FUNDS   VEHICLES (E.G., COMMINGLED INCLUDING INCUBATION
                                     AND AMERICAN CENTURY     TRUSTS AND 529 EDUCATION   STRATEGIES AND
                                     -SUBADVISED FUNDS)       SAVINGS PLANS)             CORPORATE MONEY)
DISCIPLINED GROWTH(1)

William         Number of Other             12                        0                          1
Martin          Accounts Managed

                Assets in Other       $3,965,167,341                 N/A                  $120,027,295
                Accounts Managed

EQUITY GROWTH

William         Number of Other             11                        0                          1
Martin          Accounts Managed

                Assets in Other       $3,965,167,341                 N/A                  $120,027,295
                Accounts Managed

Thomas P.       Number of Other             10                        0                          1
Vaiana          Accounts Managed

                Assets in Other       $3,265,278,614                 N/A                  $120,027,295
                Accounts Managed

Fei Zou         Number of Other             0                         0                          0
                Accounts Managed

                Assets in Other            N/A                       N/A                        N/A
                Accounts Managed

GLOBAL GOLD

William         Number of Other            11                         0                          1
Martin          Accounts Managed

                Assets in Other       $5,083,590,080                 N/A                  $120,027,295
                Accounts Managed

Joseph B.       Number of Other             1                         0                          0
Sterling        Accounts Managed

                Assets in Other        $196,082,435                  N/A                        N/A
                Accounts Managed

INCOME & GROWTH

John            Number of Other             5                         0                          0
Schniedwind     Accounts Managed

                Assets in Other       $1,827,816,302                 N/A                        N/A
                Accounts Managed

Kurt            Number of Other           4                           0                          0
Borgwardt       Accounts Managed

                Assets in Other       $1,631,733,867                 N/A                        N/A
                Accounts Managed

Zili Zhang      Number of Other             4                         0                          0
                Accounts Managed

                Assets in Other       $1,631,733,867                 N/A                        N/A
                Accounts Managed

OTHER ACCOUNTS MANAGED (AS OF DECEMBER 31, 2004)

                                                                                         OTHER ACCOUNTS (E.G.,
                                     REGISTERED INVESTMENT                               SEPARATE ACCOUNTS AND
                                     COMPANIES (E. G., OTHER  OTHER POOLED INVESTMENT    CORPORATE ACCOUNTS,
                                     AMERICAN CENTURY FUNDS   VEHICLES (E.G., COMMINGLED INCLUDING INCUBATION
                                     AND AMERICAN CENTURY     TRUSTS AND 529 EDUCATION   STRATEGIES AND
                                     -SUBADVISED FUNDS)       SAVINGS PLANS)             CORPORATE MONEY)
DISCI

LONG-SHORT EQUITY(1)

Kurt            Number of Other             5                         0                          0
Borgwardt       Accounts Managed

                Assets in Other       $1,631,733,867                 N/A                        N/A
                Accounts Managed

SMALL COMPANY

William         Number of Other             11                        0                         1
Martin          Accounts Managed

                Assets in Other        $4,212,299,715                N/A                  $120,027,295
                Accounts Managed
Wilhelmine      Number of Other               5                       0                         1
von Turk        Accounts Managed

                Assets in Other         $461,520,175                 N/A                  $120,027,295
                Accounts Managed

Thomas P.       Number of Other              10                       0                         1
Vaiana          Accounts Managed

                Assets in Other        $3,512,410,989                N/A                  $120,027,295
                Accounts Managed

UTILITIES

John            Number of Other               5                       0                         0
Schniedwind     Accounts Managed

                Assets in Other        $6,906,633,524                N/A                       N/A
                Accounts Managed

Joseph B.       Number of Other               1                       0                         0
Sterling        Accounts Managed

                Assets in Other         $699,888,726                 N/A                       N/A
                Accounts Managed

(1)  THE FUND'S INCEPTION IS SEPTEMBER 30, 2005. THE INFORMATION IS PRESENTED AS
     IF THE FUND HAD BEEN IN OPERATION AS OF XX, 2005.

POTENTIAL CONFLICTS OF INTEREST

Certain  conflicts of interest may arise in  connection  with the  management of multiple portfolios.  Potential conflicts include, for example,  conflicts among
investment   strategies   and   conflicts  in  the   allocation   of  investment
opportunities.  American  Century has adopted  policies and procedures  that are designed to minimize the effects of these conflicts.

Responsibility  for managing  American  Century  client  portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative  equity,  small-  and  mid-cap  growth,  large-cap  growth,  value, international,  fixed income,  asset allocation,  and sector funds.  Within each discipline are one or more portfolio  teams  responsible  for managing  specific client  portfolios.  Generally,  client  portfolios with similar  strategies are managed by the same team using the same  objective,  approach,  and  philosophy.
Accordingly,  portfolio  holdings,  position  sizes,  and  industry  and  sector exposures  tend to be similar  across similar  portfolios,  which  minimizes the potential for conflicts of interest.

For each  investment  strategy,  one  portfolio is generally  designated  as the
"policy  portfolio."  Other  portfolios  with  similar  investment   objectives,
guidelines  and  restrictions  are  referred to as "tracking  portfolios."  When managing policy and tracking  portfolios,  a portfolio team typically  purchases and sells  securities  across all  portfolios  that the team  manages.  American
Century's  trading  systems  include various order entry programs that assist in the management of multiple  portfolios,  such as the ability to purchase or sell the same relative  amount of one security  across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed  separately  from the policy  portfolio.  Portfolio  managers make purchase and sale decisions for such portfolios  alongside the policy  portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American  Century may aggregate orders to purchase or sell the same security for multiple  portfolios  when it believes such  aggregation is consistent  with its duty to seek best  execution on behalf of its clients.  Orders of certain client portfolios  may, by  investment  restriction  or otherwise,  be  determined  not available for aggregation.  American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically  advantaged or  disadvantaged  in connection with the  aggregation of orders.  To the extent equity trades are aggregated,  shares purchased or sold are generally  allocated to the  participating  portfolios pro rata based on order size.  Because initial public offerings  (IPOs) are usually  available in limited supply and in amounts too small to permit across-the-board pro rata allocations,  American Century has adopted special procedures  designed to promote a fair and equitable  allocation of IPO securities among clients over time. Fixed income securities  transactions are not executed through a centralized  trading desk.  Instead,  portfolio teams are  responsible  for executing  trades with  broker/dealers  in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade  execution  and orders  entered on the fixed  income  order management system.

Finally,  investment  of  American  Century's  corporate  assets in  proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts  of interest,  American  Century has adopted  policies and  procedures intended to provide  that  trading in  proprietary  accounts is  performed  in a manner  that  does  not give  improper  advantage  to  American  Century  to the detriment of client portfolios.

COMPENSATION

American  Century  portfolio  manager  compensation  is  structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components  described below, each of which is determined with  reference  to a number of  factors  such as  overall  performance,  market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

BASE SALARY

Portfolio managers receive base pay in the form of a fixed annual salary.

BONUS

A significant  portion of portfolio  manager  compensation  takes the form of an annual  incentive bonus tied to performance.  Bonus payments are determined by a combination of factors.  One factor is fund investment  performance.  For policy portfolios,  such  as the  funds  described  in  this  statement  of  additional information,  investment  performance  is measured by a combination  of one- and
three-year    pre-tax    performance     relative    to    a    pre-established,
internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar  categories as a starting  point.  Funds are then  eliminated from the peer group based on a standardized  methodology  designed  to result in a final  peer  group that more closely represents the fund's true peers based on internal  investment  mandates and that is more stable (i.e.,  has less peer turnover)  over the long-term.  In cases where a  portfolio  manager  has  responsibility  for more than one policy portfolio,  the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

With regard to tracking portfolios,  investment performance may be measured in a number of ways.  The  performance  of the  tracking  portfolio  may be  measured against a customized  peer group and/or market  benchmark as described above for policy  portfolios.  Alternatively,  the  tracking  portfolio  may be  evaluated relative to the performance of its policy  portfolio,  with the goal of matching the policy  portfolio's  performance as closely as possible.  In some cases, the performance of a tracking  portfolio is not separately  considered;  rather, the performance of the policy portfolio is the key metric.

A second  factor in the bonus  calculation  relates  to the  performance  of all
American Century funds managed according to a particular  investment style, such as U.S. growth or value.  Performance is measured for each product  individually as  described  above and then  combined to create an overall  composite  for the
product  group.  These  composites  may  measure  one-year   performance  (equal
weighted) or a combination of one- and three-year  performance  (asset weighted)
depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage  effective teamwork among portfolio  management teams in achieving long-term investment success for similarly styled portfolios.

A  portion  of some  portfolio  managers'  bonuses  may be  tied  to  individual performance  goals,  such  as  research  projects  and  the  development  of new products.

Finally,   portfolio   manager   bonuses   may   occasionally   be  affected  by
extraordinarily  positive or negative financial  performance by American Century
Companies,  Inc.  ("ACC"),  the advisor's  privately-held  parent company.  This feature  has been  designed to maintain  investment  performance  as the primary component  of  portfolio  manager  bonuses  while also  providing  a link to the advisor's ability to pay.

RESTRICTED STOCK PLANS

Portfolio  managers are eligible for grants of  restricted  stock of ACC.  These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's  grant is determined by individual and product performance  as  well  as  other  product-specific  considerations.  Grants  can appreciate/depreciate  in value based on the performance of the ACC stock during the restriction period (generally three years).

DEFERRED COMPENSATION PLANS

Portfolio  managers  are  eligible  for grants of deferred  compensation.  These grants are used in very limited  situations,  primarily for retention  purposes.
Grants are fixed and can appreciate/depreciate in value based on the performance of the American  Century mutual funds in which the portfolio  manager chooses to invest them.

OWNERSHIP OF SECURITIES

The  following  table  indicates  the dollar  range of  securities  of each fund beneficially owned by the fund's portfolio managers as of December 31, 2004, the fund's  most  recent  fiscal  year end.  As new  funds,  Disciplined  Growth and
Long-Short Equity are not included in the chart below.

OWNERSHIP OF SECURITIES

                                         AGGREGATE DOLLAR
                                        RANGE OF SECURITIES
                                              IN FUND

EQUITY GROWTH

        William Martin                           D

        Thomas P. Vaiana                         D

        Fei Zou                                  C

GLOBAL GOLD

        William Martin                           C

        Joseph B. Sterling                       A

INCOME & GROWTH

        John Schniedwind                         E

        Kurt Borgwardt                           C

        Zili Zhang                               C

SMALL COMPANY(1)

        William Martin                           C

        Wilhelmine von Turk                      E

        Thomas P. Vaiana                         D

UTILITIES

        John Schniedwind                         C

        Joseph B. Sterling                       A

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

(1)  TO FURTHER ENCOURAGE  ALIGNMENT OF THE PORTFOLIO  MANAGERS'  INTERESTS WITH
     THOSE OF THE SHAREHOLDERS WHOSE ASSETS THEY MANAGE,  PORTFOLIO MANAGERS ARE
     PERMITTED TO INVEST IN THE FUND EVEN THOUGH IT IS CLOSED TO NEW INVESTORS.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services,  LLC, 4500 Main Street,  Kansas City, Missouri 64111,
serves as transfer agent and  dividend-paying  agent for the funds.  It provides physical  facilities,  computer  hardware and  software,  and  personnel for the day-to-day  administration  of the funds and the  advisor.  The advisor pays ACS
LLC's  costs for  serving as transfer  agent and  dividend-paying  agent for the funds out of the advisor's unified management fee. For a description of this fee and the  terms of its  payment,  see the  above  discussion  under  the  caption
INVESTMENT ADVISOR on page 37.

From time to time,  special services may be offered to shareholders who maintain higher  share  balances in our family of funds.  These  services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions,  newsletters and a team of personal representatives.  Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services,  Inc.
(ACIS), a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its  principal  business  address is 4500 Main  Street,  Kansas City,
Missouri 64111.

The  distributor  is  the  principal  underwriter  of  the  funds'  shares.  The distributor makes a continuous,  best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares.  The advisor pays
ACIS's cost for serving as principal underwriter of the funds' shares out of the advisor's unified management fee. For a description of this fee and the terms of its payment,  see the above discussion under the heading  INVESTMENT  ADVISOR on page 37. ACIS does not earn commissions for distributing the funds' shares.

Certain financial intermediaries  unaffiliated with the distributor or the funds may perform various  administrative  and shareholder  services for their clients who are invested in the funds.  These  services may include  assisting with fund purchases,  redemptions and exchanges,  distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services,  that would otherwise be provided by the  distributor  or its  affiliates.  The  distributor  may pay fees to such financial  intermediaries  for the  provision  of these  services out of its own resources.

CUSTODIAN BANKS

Commerce  Bank,  N.A.,  1000 Walnut,  Kansas  City,  Missouri  64105,  serves as custodian of the funds' assets.  In addition,  JPMorgan Chase Bank, 4 Metro Tech
Center,  Brooklyn,  New York 11245,  serves as custodian for each of Disciplined
Growth,  Equity  Growth,  Global  Gold,  Income  &  Growth,  Small  Company  and
Utilities.  State Street Bank and Trust Company,  One Lincoln  Street,  Boston ,
Massachusetts  02111,  also serves as custodian of Long-Short  Equity's  assets.
State Street Bank and Trust Company also performs certain investment  accounting and recordkeeping  functions on behalf of Long-Short Equity. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain  obligations  of  the  custodians  and  may  purchase  or  sell  certain securities from or to the custodians.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers  LLP is the independent registered public accounting firm of the funds. The address of  PricewaterhouseCoopers  LLP is 1055 Broadway, 10th
Floor,  Kansas  City,  Missouri  64105.  As the  independent  registered  public accounting firm of the funds, PricewaterhouseCoopers provides services including

(1)  auditing the annual financial statements for each fund;

(2)  assisting and consulting in connection with SEC filings; and

(3)  reviewing the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

Under the management  agreement  between the funds and the advisor,  the advisor has the  responsibility  of selecting  brokers and dealers to execute  portfolio transactions.  The  funds'  policy is to secure  the most  favorable  prices and execution  of orders on its  portfolio  transactions.  So long as that policy is met, the advisor may take into  consideration  the factors  discussed below when selecting brokers.

The advisor receives  statistical and other information and services,  including research,  without  cost from brokers and dealers.  The advisor  evaluates  such information and services,  together with all other information that it may have, in  supervising  and  managing  the  investments  of  the  funds.  Because  such information  and services  may vary in amount,  quality and  reliability,  their influence in selecting brokers varies from none to very substantial. The advisor intends to continue to place some of the funds'  brokerage  business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services  required to be  performed by the advisor.  The advisor does not utilize brokers that provide such information and  services  for the purpose of reducing  the  expense of  providing  required services to the funds.

In the years ended December 31, 2004,  2003 and 2002, the brokerage  commissions of each fund were as follows.  Because  Long-Short Equity and Disciplined Growth were not in  operation  as of the fiscal year end,  they are not included in the table below.

FUND                       2004                2003                   2002

Equity Growth           $5,483,178          $5,582,042             $5,638,583

Global Gold             $783,446            $1,210,087             $952,236

Income & Growth         $12,539,672         $13,605,462            $13,274,794

Small Company           $3,228,335(1)       $734,152               $206,821

Utilities               $85,172             $97,002                $153,936

(1)  THE INCREASE IN BROKERAGE  COMMISSIONS  PAID BY SMALL  COMPANY IN 2004 IS A
     RESULT  OF AN  INCREASE  IN  SECURITIES  PURCHASED  BY  THE  FUND  DUE TO A
     SUBSTANTIAL INFLOW OF ASSETS INTO THE FUND.

The brokerage commissions paid by the funds may exceed those that another broker might have charged for effecting the same transactions,  because of the value of the brokerage and research  services  provided by the broker.  Research services furnished by brokers through whom the funds effect  securities  transactions may be used by the  advisor  in  servicing  all of its  accounts,  and not all  such services may be used by the advisor in managing the portfolios of the funds.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter  transactions in portfolio securities may be secured by dealing
directly  with  principal  market  makers,   thereby  avoiding  the  payment  of
compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities,  expert personnel and technological systems  of a broker  often  enable  the  funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions  with  principal  market  makers,  but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

REGULAR BROKER-DEALERS

As of the end of its most  recently  completed  fiscal  year,  each of the funds listed below owned  securities of its regular  brokers or dealers (as identified by Rule  10b-1  under the  Investment  Company  Act of 1940) or of their  parent companies.

                                                         VALUE OF SECURITIES
                                                         OWNED AS OF
FUND                       BROKER, DEALER OR PARENT      DECEMBER 31, 2004

Equity Growth              American Express Co.             $38,565,648

                           Wachovia Corp.                   $35,888,086

Income & Growth            Wachovia Corp.                   $65,338,352

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this statement of additional information is a series of shares  issued by the  corporation,  and shares of each fund have equal  voting  rights.  In  addition,  each series (or fund) may be divided into separate classes. See MULTIPLE CLASS STRUCTURE, which follows.  Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters  affecting that fund  exclusively.  Voting
rights  are  not  cumulative,   so  investors  holding  more  than  50%  of  the
corporation's  (all funds')  outstanding  shares may be able to elect a Board of
Directors.  The corporation  undertakes  dollar-based  voting,  meaning that the number of votes a shareholder  is entitled to is based upon the dollar amount of the  shareholder's  investment.  The election of directors is  determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a  particular  nominee or all nominees as a group.

The assets  belonging to each series or class of shares are held  separately  by the  custodian  and the shares of each series or class  represent  a  beneficial interest in the principal,  earnings and profit (or losses) of  investments  and other assets held for each series or class.  Within their  respective  series or class,  all shares have equal redemption  rights.  Each share,  when issued,  is fully paid and non-assessable.

Each shareholder has rights to dividends and distributions  declared by the fund he or she owns and to the net  assets  of such  fund  upon  its  liquidation  or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The  corporation's  Board of  Directors  has adopted a multiple  class plan (the
Multiclass  Plan)  pursuant  to Rule  18f-3  adopted  by the  SEC.  The  plan is described  in the  prospectus  of any fund  that  offers  more  than one  class.
Pursuant  to such  plan,  the  funds may issue up to seven  classes  of  shares:
Investor  Class,  Institutional  Class,  A Class,  B Class, C Class, R Class and
Advisor Class. Not all funds offer all seven classes.

The Investor Class of most funds is made available to investors directly without any  load  or  commission,  for a  single  unified  management  fee.  It is also available  through some  financial  intermediaries.  The Investor Class of those funds  which  have A and B Classes is not  available  directly  at no load.  The
Institutional   and  Advisor   Classes  are  made  available  to   institutional
shareholders or through  financial  intermediaries  that do not require the same level of shareholder  and  administrative  services from the advisor as Investor
Class  shareholders.  As a result, the advisor is able to charge these classes a lower total  management  fee. In addition to the management  fee,  however,  the
Advisor  Class  shares are  subject  to a Master  Distribution  and  Shareholder
Services  Plan (the Advisor  Class  Plan).  The A, B and C Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The R Class is made available through financial  intermediaries and is generally used in 401(k)
and other  retirement  plans.  The unified  management fee for the A, B, C and R
Classes is the same as for  Investor  Class,  but the A, B, C and R Class shares each are subject to a separate Master  Distribution  and Individual  Shareholder
Services  Plan (the A Class Plan,  B Class Plan,  C Class Plan and R Class Plan,
respectively and collectively  with the Advisor Class Plan, the Plans) described below.  The  Plans  have  been  adopted  by the  funds'  Board of  Directors  in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

RULE 12B-1

Rule 12b-1 permits an  investment  company to pay expenses  associated  with the distribution  of its shares in  accordance  with a plan  adopted by its Board of
Directors and approved by its shareholders.  Pursuant to such rule, the Board of
Directors and initial  shareholder of the funds' A, B, C, R and Advisor  Classes have  approved  and entered into the A Class Plan, B Class Plan, C Class Plan, R
Class Plan and Advisor Class Plan, respectively. The Plans are described below.

In adopting the Plans, the Board of Directors [including a majority of directors who are not  interested  persons  of the funds  (as  defined  in the  Investment
Company Act),  hereafter  referred to as the independent  directors]  determined that there was a reasonable  likelihood  that the Plans would  benefit the funds and the  shareholders  of the affected class.  Some of the anticipated  benefits include improved name recognition of the funds generally;  and growing assets in existing funds,  which helps retain and attract  investment  management  talent, provides a better environment for improving fund performance,  and can lower the total  expense  ration for funds with  stepped-fee  schedules.  Pursuant to Rule
12b-1,  information  about revenues and expenses under the Plans is presented to the Board of Directors  quarterly for its consideration in continuing the Plans.
Continuance of the Plans must be approved by the Board of Directors, including a majority of the independent  directors,  annually. The Plans may be amended by a vote  of the  Board  of  Directors,  including  a  majority  of the  independent directors,  except that the Plans may not be amended to materially  increase the amount spent for distribution  without majority  approval of the shareholders of the  affected  class.  The  Plans  terminate  automatically  in the  event of an assignment  and may be terminated  upon a vote of a majority of the  independent directors or by a majority of the outstanding  shareholder votes of the affected class.

All fees paid under the Plans will be made in accordance  with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

A CLASS PLAN

As  described  in the  prospectuses,  the A Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for A  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the A Class Plan.  Pursuant to the A Class Plan, the A Class pays the funds'  distributor 0.25% annually of the average daily net asset value of the A Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution  services,  including past distribution  services (as described below).  This payment is fixed at 0.25% and is not based on expenses incurred by the distributor.

Because the A Class of  Long-Short  Equity was not in operation as of the fiscal year end, no fees were paid under the A Class Plan.

The distributor  then makes these payments to the financial  intermediaries  who offer the A Class shares for the services  described  below. No portion of these payments is used by the  distributor to pay for  advertising,  printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of A Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell A Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' A Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

B CLASS PLAN

As  described  in the  prospectuses,  the B Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for B  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the B Class Plan.  Pursuant to the B Class Plan, the B Class pays the funds'  distributor 1.00% annually of the average daily net asset  value of the funds' B Class  shares,  0.25% of which is paid for  certain ongoing individual shareholder and administrative  services (as described below)
and  0.75%  of  which  is  paid  for  distribution   services,   including  past
distribution  services (as described below).  This payment is fixed at 1.00% and is not based on expenses incurred by the distributor.

Because the B Class of  Long-Short  Equity was not in operation as of the fiscal year end, no fees were paid under the B Class Plan.

The distributor  then makes these payments to the financial  intermediaries  who offer the B Class shares for the services  described  below. No portion of these payments is used by the  distributor to pay for  advertising,  printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of B Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell B Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' B Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

C CLASS PLAN

As  described  in the  prospectuses,  the C Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for C  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the C Class Plan.  Pursuant to the C Class Plan, the C Class pays the funds'  distributor 1.00% annually of the average daily net asset  value of the funds' C Class  shares,  0.25% of which is paid for  certain ongoing individual shareholder and administrative  services (as described below)
and  0.75%  of  which  is  paid  for  distribution   services,   including  past
distribution  services (as described below).  This payment is fixed at 1.00% and is not based on  expenses  incurred by the  distributor.  During the fiscal year ended  December 31, 2004,  the  aggregate  amount of fees paid under the C Class
Plan was:

     Equity Growth         $16,228

     Income & Growth       $26,892

Because the C Class of  Long-Short  Equity was not in operation as of the fiscal year end, no fees were paid under the C Class Plan.

The distributor  then makes these payments to the financial  intermediaries  who offer the C Class shares for the services  described  below. No portion of these payments is used by the  distributor to pay for  advertising,  printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of C Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell C Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' C Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

R CLASS PLAN

As  described  in the  prospectuses,  the R Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for R  Class investors.  In addition to such services,  the financial  intermediaries provide various individual  shareholder and distribution  services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the R Class Plan.  Pursuant to the R Class Plan, the R Class pays the funds'  distributor 0.50% annually of the average daily net asset value of the R Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution  services,  including past distribution  services (as described below).  This payment is fixed at 0.50% and is not based on expenses incurred by the  distributor.  During the fiscal year ended December 31, 2004, the aggregate amount of fees paid under the R Class Plan was:

     Income & Growth               $202
     Small Company                 $6,469

Because the R Class of Equity Growth,  Long-Short Equity and Disciplined  Growth
were not in  operation  as of the fiscal year end, no fees were paid under the R
Class plan for these funds.

The distributor  then makes these payments to the financial  intermediaries  who offer the R Class shares for the services  described  below. No portion of these payments is used by the  distributor to pay for  advertising,  printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of R Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell R Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' R Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

ADVISOR CLASS PLAN

As  described  in the  prospectuses,  the funds'  Advisor  Class shares are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan sponsor (or its agents) or by a financial  intermediary for shareholders in the Advisor Class.  In addition to such services,  the financial  intermediaries provide various distribution services.

To  make  the  funds'  shares   available   through  such  plans  and  financial
intermediaries,  and to compensate them for these  services,  the funds' advisor has reduced its  management  fee by 0.25% per annum for the Advisor Class shares and the funds' Board of Directors has adopted the Advisor  Class Plan.  Pursuant to the Advisor Class Plan, the Advisor Class pays the funds'  distributor  0.50%
annually of the aggregate  average daily net assets of the funds'  Advisor Class
shares,   0.25%  of  which  is  paid  for  certain   ongoing   shareholder   and
administrative  services  (as  described  below)  and 0.25% of which is paid for distribution  services,  including  past  distribution  services  (as  described below).  This payment is fixed at 0.50% and is not based on expenses incurred by the  distributor.  During the fiscal year ended December 31, 2004, the aggregate amount of fees paid under the Advisor Class Plan was:

     Equity Growth             $661,792

     Global Gold               $20,352

     Income & Growth           $4,437,202

     Small Company             $800,624

     Utilities                 $6,384

Because the Advisor Class of Long-Short  Equity and Disciplined  Growth were not in  operation  as of the fiscal  year end,  no fees were paid under the  Advisor
Class Plan for these funds.

The distributor  then makes these payments to the financial  intermediaries  who offer the Advisor Class shares for the services  described  below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of shareholder services,  including,  but not limited to:

(a)  receiving,  aggregating  and processing  purchase,  exchange and redemption requests from  beneficial  owners of shares  (including  contract owners of insurance  products that utilize the funds as underlying  investment media)
     and  placing  purchase,  exchange  and  redemption  orders  with the funds'
     distributor;

(b)  providing  shareholders  with a service  that  invests  the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c)  processing  dividend  payments  from a fund on behalf of  shareholders  and assisting  shareholders in changing dividend options,  account designations and addresses;

(d)  providing and maintaining  elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining  account  records  for  shareholders  and/or  other  beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing  subaccounting  with  respect  to  shares  beneficially  owned by customers  of third  parties  or  providing  the  information  to a fund as necessary for such subaccounting;

(i)  preparing and forwarding shareholder communications from the funds (such as proxies,  shareholder reports,  annual and semi-annual financial statements and dividend,  distribution  and tax notices) to shareholders  and/or other beneficial owners;

(j)  providing other similar  administrative  and sub-transfer  agency services;
     and Shareholder  services do not include those activities and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

During the fiscal year ended  December 31, 2004,  the  aggregate  amount of fees paid by the funds under the Advisor  Class Plan for  shareholder  services  was:
Equity Growth,  $330,896;  Global Gold,  $10,176;  Income & Growth,  $2,218,601;
Small Company, $400,312; and Utilities, $3,192.

Distribution  services include any activity  undertaken or expense incurred that is  primarily  intended  to result in the sale of Advisor  Class  shares,  which services may include but are not limited to:

(a)  payment of sales  commissions,  ongoing  commissions  and other payments to brokers,  dealers,  financial institutions or others who sell Advisor Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who engage in or support  distribution  of the funds'  Advisor
     Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer questions from prospective  investors about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying "service fees" for the provision of personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

During the fiscal year ended  December 31, 2004,  the  aggregate  amount of fees paid by the funds under the Advisor  Class Plan for  distribution  services was:
Equity Growth, $330,896; Global Gold, $10,176; Income & Growth,  $2,218.601;
Small Company, $400,312; and Utilities, $3,192.

SALES CHARGES

The  sales  charges  applicable  to the  A, B and C  Classes  of the  funds  are described in the prospectuses for those classes in the section titled CHOOSING A
SHARE CLASS. Shares of the A Class are subject to an initial sales charge, which declines as the amount of the  purchase  increases  pursuant to the schedule set forth in the prospectus. This charge may be waived in the following situations:

o    Qualified retirement plan purchases

o    Certain individual retirement account rollovers

o    Purchases  by  registered  representatives  and other  employees of certain financial  intermediaries (and their immediate family members) having sales agreements with the advisor or the distributor

o    Wrap accounts  maintained for clients of certain  financial  intermediaries who have entered into agreements with American Century

o    Purchases by current and retired  employees  of American  Century and their immediate  family members (spouses and children under age 21) and trusts or qualified retirement plans established by those persons

o    Purchases  by  certain  other   investors   that  American   Century  deems
     appropriate,  including  but not  limited to current or retired  directors, trustees  and  officers  of funds  managed  by the  advisor  and trusts and qualified retirement plans established by those persons

There are several ways to reduce the sales charges applicable to a purchase of A
Class shares. These methods are described in the relevant  prospectuses.  You or your financial  advisor must indicate at the time of purchase that you intend to take advantage of one of these reductions.

Shares of the A, B and C Classes  are  subject to a  contingent  deferred  sales charge  (CDSC)  upon  redemption  of the  shares in certain  circumstances.  The specific charges and when they apply are described in the relevant prospectuses.
The  CDSC  may be  waived  for  certain  redemptions  by some  shareholders,  as described in the prospectuses.

An investor may terminate his relationship  with an intermediary at any time. If the investor  does not  establish a  relationship  with a new  intermediary  and transfer any accounts to that new  intermediary,  such accounts may be exchanged to the Investor Class of the fund, if such class is available. The investor will be the shareholder of record of such accounts. In this situation, any applicable
CDSCs will be charged when the exchange is made.

No aggregate  CDSCs were paid to the  distributor  for the B Class shares in the fiscal year ended December 31, 2004.

The aggregate CDSCs paid to the distributor for the C Class shares in the fiscal year ended December 31, 2004, were:

Equity Growth           $887.22

Income & Growth          $80.74

DEALER CONCESSIONS

The  funds'  distributor  expects  to pay  sales  commissions  to the  financial intermediaries  who sell A, B and/or C Class  shares  of the fund at the time of such sales. Payments for A Class shares are as follows:

PURCHASE AMOUNT                          DEALER CONCESSION

LESS THAN $50,000                               5.00%

$50,000 - $99,999                               4.00%

$100,000 - $249,999                             3.25%

$250,000 - $499,999                             2.00%

$500,000 - $999,999                             1.75%

$1,000,000 - $3,999,999                         1.00%

$4,000,000 - $9,999,999                         0.50%

GREATER THAN $10,000,000                        0.25%

No concession will be paid on purchases by qualified retirement plans.  Payments will  equal  4.00% of the  purchase  price of B Class  shares  and  1.00% of the purchase price of the C Class shares sold by the  intermediary.  The distributor will  retain  the 12b-1 fee paid by the C Class of funds for the first 12 months after the  shares  are  purchased.  This fee is  intended  in part to permit the distributor  to recoup a portion of on-going  sales  commissions to dealers plus financing  costs,  if any.  Beginning with the first day of the 13th month,  the distributor  will  make  the C Class  distribution  and  individual  shareholder services fee payments described above to the financial  intermediaries  involved on a quarterly basis. In addition, B and C Class purchases and A Class purchases greater than $1,000,000 are subject to a CDSC as described in the prospectuses.

From  time to time,  the  distributor  may  provide  additional  concessions  to dealers,  including but not limited to payment  assistance for  conferences  and seminars,  provision of sales or training  programs for dealer  employees and/or the public (including, in some cases, payment for travel expenses for registered representatives  and other dealer  employees who  participate),  advertising and
sales   campaigns   about  a  fund  or  funds,   and   assistance  in  financing
dealer-sponsored  events. Other concessions may be offered as well, and all such concessions  will be consistent with applicable law,  including the then-current rules of the National  Association of Securities Dealers,  Inc. Such concessions will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information  about buying,  selling,  exchanging and, if applicable,  converting fund  shares is  contained  in the funds'  prospectuses.  The  prospectuses  are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

Each  fund's net asset value per share  (NAV) is  calculated  as of the close of business of the New York Stock  Exchange (the Exchange) each day the Exchange is open for business.  The Exchange  usually  closes at 4 p.m.  Eastern  time.  The
Exchange  typically  observes the  following  holidays:  New Year's Day,  Martin
Luther King Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence
Day, Labor Day,  Thanksgiving  Day and Christmas Day.  Although the funds expect the same  holidays to be observed in the  future,  the  Exchange  may modify its holiday schedule at any time.

Each fund's NAV is calculated  by adding the value of all  portfolio  securities and other assets, deducting liabilities and dividing the result by the number of shares  outstanding.  Expenses and interest  earned on portfolio  securities are accrued daily.  The portfolio  securities of each fund that are listed or traded on a  domestic  securities  exchange  are  valued at the last sale price on that exchange,  except as otherwise noted.  Portfolio  securities primarily traded on foreign  securities  exchanges  are generally  valued at the  preceding  closing values of such securities on the exchange where primarily  traded. If no sale is reported,  or if local  convention or  regulation  so provides,  the mean of the latest  bid  and  asked  prices  is  used.  Depending  on  local  convention  or regulation,  securities  traded  over-the-counter  are priced at the mean of the latest bid and asked prices,  the last sale price or the official closing price.
When market  quotations are not readily  available,  securities and other assets are valued at fair value as determined in accordance with procedures  adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices  provided by investment  dealers in accordance  with procedures established by the Board of Directors.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services for these types of securities are generally determined without regard to bid or last sale prices.  In valuing  securities,  the pricing services  generally take into account institutional trading activity, trading in similar groups of securities, and any  developments  related to specific  securities.  The methods used by the pricing  service and the valuations so  established  are reviewed by the advisor under the general  supervision of the Board of Directors.  There are a number of pricing services available,  and the advisor, on the basis of ongoing evaluation of these services,  may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities  maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized  discount or premium,  unless the advisor,  based on guidelines and procedures  established by the Board of Directors for determining the  valuation  of a  security,  determines  that this  would not result in fair valuation of a given security.  Other assets and securities for which quotations are not  readily  available  are valued in good faith at their fair value  using methods approved by the Board of Directors.

The value of an  exchange-traded  foreign security is determined in its national currency  as of the close of  trading  on the  foreign  exchange  on which it is traded or as of the close of business on the Exchange,  if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

Trading in  securities  on European  and Far Eastern  securities  exchanges  and over-the-counter markets is normally completed at various times before the close of  business on each day that the  Exchange  is open.  If an event were to occur after the value of a security was established but before the net asset value per share was determined  that was likely to materially  change the net asset value, then that  security  would be valued at fair value as  determined  in accordance with procedures adopted by the Board of Directors.

Trading of these  securities in foreign  markets may not take place on every day that the  Exchange  is open.  In  addition,  trading  may take  place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the  Exchange is not open and on which the funds' net asset values are
not   calculated.    Therefore,   such   calculation   does   not   take   place
contemporaneously  with the determination of the prices of many of the portfolio securities used in such  calculation and the value of the funds'  portfolios may be affected on days when shares of the funds may not be purchased or redeemed.

TAXES

FEDERAL INCOME TAXES

Each fund intends to qualify  annually as a regulated  investment  company under
Subchapter M of the Internal  Revenue Code of 1986, as amended (the Code). By so qualifying, a fund should be exempt from federal income taxes to the extent that it distributes  substantially  all of its net investment income and net realized capital gains (if any) to  investors.  If a fund fails to qualify as a regulated investment  company,  it will be liable for taxes,  significantly  reducing  its
distributions  to  investors  and  eliminating   investors'   ability  to  treat
distributions  from the funds in the same manner in which they were  realized by the funds.

If fund shares are purchased  through  taxable  accounts,  distributions  of net investment  income  and net  short-term  capital  gains  are  taxable  to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such  distributions are taxed as long-term  capital gains.  Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation,  provided that the fund has held the stock for a required  holding  period.  The required  holding period for qualified  dividend income is met if the underlying shares are held more than 60 days in the 121-day period beginning 60 days prior to the ex-dividend  date.  Dividends  received by the funds on shares of stock of  domestic  corporations  may qualify for the 70%
dividends  received  deduction to the extent that the fund held those shares for more than 45 days.

Distributions  from gains on assets held by the funds  longer than 12 months are taxable as long-term  gains  regardless of the length of time you have held your shares in the fund.  If you purchase  shares in the fund and sell them at a loss within six  months,  your loss on the sale of those  shares will be treated as a long-term  capital loss to the extent of any long-term  capital gains  dividends you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to
withholding  and  other  taxes  imposed  by  foreign  countries.   However,  tax
conventions  between  certain  countries  and the  United  States  may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident  investors.  Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

If more than 50% of the value of a fund's  total assets at the end of its fiscal year consists of securities  of foreign  corporations,  the fund may qualify for and make an election  with the  Internal  Revenue  Service  with respect to such fiscal year so that fund  shareholders may be able to claim a foreign tax credit in lieu of a deduction  for foreign  income  taxes paid by the fund.  If such an election is made,  the foreign  taxes paid by the fund will be treated as income received by you.  In order for you to utilize  the foreign tax credit,  you must have held your shares for 16 days or more during the 31-day period, beginning 15 days prior to the ex-dividend  date for the mutual fund shares.  The mutual fund must  meet  a  similar  holding  period  requirement  with  respect  to  foreign securities to which a dividend is  attributable.  Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings  will be deemed  ordinary  income  regardless of how long the fund holds the investment.  The fund also may be subject to corporate  income tax and an interest  charge on certain  dividends  and capital  gains  earned from these investments,  regardless  of whether  such income and gains are  distributed  to shareholders.  In the  alternative,  the fund may elect to recognize  cumulative gains on such  investments  as of the last day of its fiscal year and distribute them to shareholders.  Any distribution  attributable to a PFIC is characterized as ordinary income.

As of December 31, 2004, the funds in the table below had the following  capital loss carryovers, which expire in the years and amounts listed. When a fund has a capital loss carryover,  it does not make capital gains  distributions until the loss has been  offset or  expired.  Because  Long-Short  Equity and  Disciplined
Growth were not in operation as of the fiscal year end, they are not included in the table below.

FUND                2005          2006          2007           2008          2009        2010          2011
--------------------------------------------------------------------------------------------------------------
Equity Growth         --            --            --             --            --   (106,101,429)  (11,238,583)

Global Gold     (581,523)  (61,443,526)  (56,658,958)   (30,893,211)  (20,993,041)    (5,359,778)           --

Income & Growth       --            --            --             --            --    (21,920,103)  (85,489,630)

Small Company         --            --            --             --            --             --            --

Utilities             --            --            --             --            --    (50,570,055)   (6,674,640)

If you have not complied with certain  provisions  of the Internal  Revenue Code and  Regulations,  either  American  Century or your financial  intermediary  is required by federal law to withhold and remit to the IRS the applicable  federal withholding rate of reportable  payments (which may include  dividends,  capital gains distributions and redemption  proceeds).  Those regulations require you to certify that the Social Security number or tax identification number you provide
is  correct  and  that  you  are  not  subject  to   withholding   for  previous
under-reporting  to  the  IRS.  You  will  be  asked  to  make  the  appropriate certification on your account  application.  Payments  reported by us to the IRS that omit your Social Security number or tax identification  number will subject us to a  non-refundable  penalty  of $50,  which will be  charged  against  your account  if you fail to  provide  the  certification  by the time the  report is filed.

A redemption  of shares of a fund  (including  a redemption  made in an exchange transaction)  will be a taxable  transaction for federal income tax purposes and you generally  will  recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount  received.  If a loss is realized on the redemption of fund shares,  the  reinvestment  in additional  fund shares within 30 days  before or after the  redemption  may be subject to the wash sale rules of the Code,  resulting in a postponement  of the recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions by the funds also may be subject to state and local taxes, even if all or a  substantial  part of such  distributions  are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its  shareholders.  You should  consult your tax advisor about the tax status of such distributions in your state.

FINANCIAL STATEMENTS

The financial statements have been audited by PricewaterhouseCoopers  LLP. Their
Report  of  Independent  Registered  Public  Accounting  Firm and the  financial statements  included  in the funds'  Annual  Reports  for the fiscal  year ended
December 31, 2004, are incorporated herein by reference.

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS.

ANNUAL AND SEMIANNUAL REPORTS

The annual and  semiannual  reports  contain more  information  about the funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.  You can receive a free copy of the annual and semiannual  reports,  and ask  any  questions  about  the  funds,  online  at  americancentury.com  or  by contacting us at one of the addresses or telephone numbers listed below.

If you own or are considering purchasing fund shares through

o  an employer-sponsored retirement plan

o  a bank

o  a broker-dealer

o  an insurance company

o  another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get  information  about the funds from the  Securities and Exchange
Commission  (SEC).  The SEC charges a duplicating  fee to provide copies of this information.

IN PERSON                  SEC Public Reference Room
                           Washington, D.C.
                           Call 202-942-8090 for location and hours.

ON THE INTERNET            o EDGAR database at sec.gov
                           o By email request at publicinfo@sec.gov

BY MAIL                    SEC Public Reference Section
                           Washington, D.C. 20549-6009

Investment Company Act File No. 811-5447

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

INVESTOR SERVICES REPRESENTATIVE
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

americancentury.com

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS; NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

SH-SAI-xxxx  0509

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

PART C  OTHER INFORMATION

Item 23.    Exhibits

     (a)    (1)  Articles  of  Incorporation  of American  Century  Quantitative
Equity Funds,  Inc., dated February 26, 2004 (filed  electronically as Exhibit a to  Post-Effective  Amendment  No.  34 to  the  Registration  Statement  of  the
Registrant  on March 1, 2004,  File No.  33-19589,  and  incorporated  herein by reference).

            (2) Articles  Supplementary of American Century  Quantitative Equity
Funds,  Inc.,  dated  April 22,  2004  (filed  electronically  as  Exhibit a2 to
Post-Effective  Amendment No. 35 to the Registration Statement of the Registrant
on April 29, 2004, File No. 33-19589, and incorporated herein by reference).

            (3) Articles  Supplementary of American Century  Quantitative Equity
Funds,  Inc.,  dated  May  4,  2004  (filed  electronically  as  Exhibit  a3  to
Post-Effective  Amendment No. 38 to the Registration Statement of the Registrant
on February 17, 2005, File No. 33-19589, and incorporated herein by reference).

            (4) Articles  Supplementary of American Century  Quantitative Equity
Funds (to be filed by amendment).

     (b)   Amended  and   Restated   Bylaws,   dated   August  26,  2004  (filed
electronically  as  Exhibit  b  to  Post-Effective   Amendment  No.  38  to  the
Registration  Statement of the Registrant on February 17, File No. 33-19589, and
incorporated herein by reference).

     (c) Registrant hereby incorporates by reference,  as though set forth fully herein,  the Fifth and  Seventh  declarations  of the  Registrant's  Articles of
Incorporation, appearing as Exhibit (a) herein, and Sections 3 through 11 of the
Registrant's Bylaws, appearing as Exhibit (b) herein.

     (d)    (1) Amended and Restated Management  Agreement with American Century
Investment  Management,  Inc.,  dated  August 1, 2004 (filed  electronically  as
Exhibit d to  Post-Effective  Amendment No. 38 to the Registration  Statement of
the Registrant on February 17, 2005, File No. 33-19589,  and incorporated herein by reference).

            (2) Amended and Restated Management  Agreement with American Century
Investment Management, Inc. (to be filed by amendment).

     (e)    (1)  Amended  and  Restated  Distribution  Agreement  with  American
Century Investment  Services,  Inc., dated May 1, 2005 (filed  electronically as
Exhibit e1 to Post-Effective  Amendment No. 38 to the Registration  Statement of
the Registrant on May 13, 2005, File No. 33-19589,  and  incorporated  herein by reference).

            (2)  Amended  and  Restated  Distribution  Agreement  with  American
Century Investment Services, Inc. (to be filed by amendment).

     (f)  Not Applicable.

     (g)    (1) Master  Agreement  with Commerce Bank,  N.A.,  dated January 22,
1997 (filed electronically as Exhibit b8e to Post-Effective  Amendment No. 76 to
the Registration  Statement of American  Century Mutual Funds,  Inc. on February
28, 1997, File No. 2-14213, and incorporated herein by reference).

            (2) Global Custody  Agreement with The Chase Manhattan  Bank,  dated
August 9, 1996 (filed  electronically as Exhibit b8 to Post-Effective  Amendment
No. 31 to the Registration Statement of American Century Government Income Trust
on February 7, 1997, File No. 2-99222, and incorporated herein by reference).

            (3)  Amendment  to the  Global  Custody  Agreement  with  The  Chase
Manhattan Bank,  dated December 9, 2000 (filed  electronically  as Exhibit g2 to
Pre-Effective  Amendment No. 2 to the Registration Statement of American Century
Variable  Portfolios  II,  Inc.  on  January 9, 2001,  File No.  333-46922,  and
incorporated herein by reference).

            (4) Amendment No. 2 to the Global Custody Agreement between American
Century  Investments  and the  JPMorgan  Chase  Bank,  dated May 1, 2004  (filed electronically  as  Exhibit  g4  to  Post-Effective  Amendment  No.  35  to  the
Registration  Statement of the Registrant on April 29, 2004, File No.  33-19589,
and incorporated herein by reference).

            (5) Chase  Manhattan  Bank Custody Fee  Schedule,  dated October 19,
2000 (filed  electronically as Exhibit g5 to Post-Effective  Amendment No. 35 to
the  Registration  Statement  of the  Registrant  on April  29,  2004,  File No.
33-19589, and incorporated herein by reference).

     (h)    (1)  Transfer  Agency   Agreement  with  American  Century  Services
Corporation,  dated  August  1,  1997  (filed  electronically  as  Exhibit  9 to
Post-Effective  Amendment  No.  33 to the  Registration  Statement  of  American
Century  Government  Income  Trust  on July 31,  1997,  File  No.  2-99222,  and
incorporated herein by reference).

            (2) Amendment No. 1 to the Transfer  Agency  Agreement with American
Century  Services  Corporation,  dated June 29,  1998 (filed  electronically  as
Exhibit 9b to Post-Effective  Amendment No. 23 to the Registration  Statement of
the Registrant on June 29, 1998, File No. 33-19589,  and incorporated  herein by reference).

            (3) Amendment No. 2 to the Transfer  Agency  Agreement with American
Century Services  Corporation,  dated November 20, 2000 (filed electronically as
Exhibit h4 to Post-Effective  Amendment No. 30 to the Registration  Statement of
American Century  California  Tax-Free and Municipal Funds on December 29, 2000,
File No. 2-82734, and incorporated herein by reference).

            (4) Amendment No. 3 to the Transfer  Agency  Agreement with American
Century  Services  Corporation,  dated August 1, 2001 (filed  electronically  as
Exhibit h5 to Post-Effective  Amendment No. 44 to the Registration  Statement of
American Century Government Income Trust on July 30, 2001, File No. 2-99222, and
incorporated herein by reference).

            (5) Amendment No. 4 to the Transfer  Agency  Agreement with American
Century Services  Corporation,  dated December 3, 2001 (filed  electronically as
Exhibit h6 to Post-Effective  Amendment No. 16 to the Registration  Statement of
American Century  Investment Trust on November 30, 2001, File No. 33-65170,  and
incorporated herein by reference).

            (6) Amendment No. 5 to the Transfer  Agency  Agreement with American
Century  Services  Corporation,  dated  July 1, 2002  (filed  electronically  as
Exhibit h6 to Post-Effective  Amendment No. 17 to the Registration  Statement of
American  Century  Investment  Trust on June 28, 2002,  File No.  33-65170,  and
incorporated herein by reference).

            (7) Amendment No. 6 to the Transfer  Agency  Agreement with American
Century Services  Corporation,  dated September 3, 2002 (filed electronically as
Exhibit h8 to Post-Effective  Amendment No. 35 to the Registration  Statement of
American  Century  Municipal Trust on September 30, 2002, File No. 2-91229,  and
incorporated herein by reference).

            (8) Amendment No. 7 to the Transfer  Agency  Agreement with American
Century Services  Corporation,  dated December 31, 2002 (filed electronically as
Exhibit h7 to  Post-Effective  Amendment No. 4 to the Registration  Statement of
American  Century  Variable  Portfolios II, Inc., on December 23, 2002, File No.
333-46922, and incorporated herein by reference).

            (9) Amendment No. 8 to the Transfer  Agency  Agreement with American
Century Services Corporation, dated May 1, 2004 (filed electronically as Exhibit
h10  to  Post-Effective  Amendment  No.  35 to  the  Registration  Statement  of
Registrant on April 29, 2004,  File No.  33-19589,  and  incorporated  herein by reference).

            (10) Amendment No. 9 to the Transfer Agency  Agreement with American
Century Services,  LLC, dated May 1, 2005 (filed electronically as Exhibit h9 to
Post-Effective  Amendment No. 38 to the Registration Statement of the Registrant
on May 13, 2005, File No. 33-19589, and incorporated herein by reference).

            (11) Amendment No. 10 to the Transfer Agency Agreement with American
Century Services, LLC (to be filed by amendment).

            (12) Credit  Agreement with JPMorgan  Chase Bank, as  Administrative
Agent,  dated  December  17,  2003  (filed   electronically  as  Exhibit  h9  to
Post-Effective  Amendment  No.  39 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on January 30, 2004,  File No.  2-94608,  and
incorporated herein by reference).

            (13)  Termination,   Replacement  and  Restatement   Agreement  with
JPMorgan  Chase Bank N.A.,  as  Administrative  Agent,  dated  December 15, 2004
(filed  electronically as Exhibit h10 to Post-Effective  Amendment No. 38 to the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  29,  2004,  File No.  2-82734,  and  incorporated  herein by reference).

            (14)  Customer  Identification  Program  Reliance  Agreement,  dated
August 26, 2004 (filed  electronically as Exhibit h2 to Pre-Effective  Amendment
No.  1 to the  Registration  Statement  of  American  Century  Asset  Allocation
Portfolios,  Inc. on September 1, 2004, File No.  333-116351,  and  incorporated herein by reference).

     (i)    (1)  Opinion  and  Consent of  Counsel,  dated April 29, 2005 (filed
electronically  as  Exhibit  i  to  Post-Effective   Amendment  No.  37  to  the
Registration  Statement of the Registrant on April 29, 2005, File No.  33-19589,
and incorporated herein by reference).

            (2) Opinion and Consent of Counsel (to be filed by amendment).

     (j)    (1)   Consent  of   PricewaterhouseCoopers   LLP  (to  be  filed  by
amendment).

            (2) Power of Attorney,  dated December 9, 2004 (filed electronically as Exhibit j2 to Post-Effective  Amendment No. 38 to the Registration  Statement
of American  California  Tax-Free and Municipal Funds on December 29, 2004, File
No. 2-82734, and incorporated herein by reference).

            (3) Power of Attorney,  dated March 1, 2005 (filed electronically as
Exhibit j3 to Post-Effective  Amendment No. 25 to the Registration  Statement of
American  Century  Investment  Trust on March 9, 2005,  File No.  33-65170,  and
incorporated herein by reference).

            (4) Power of Attorney,  dated March 1, 2005 (filed electronically as
Exhibit j4 to Post-Effective  Amendment No. 25 to the Registration  Statement of
American  Century  Investment  Trust on March 9, 2005,  File No.  33-65170,  and
incorporated herein by reference).

            (5)  Secretary's   Certificate,   dated  December  10,  2004  (filed
electronically  as  Exhibit  j3  to  Post-Effective  Amendment  No.  38  to  the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  29,  2004,  File No.  2-82734,  and  incorporated  herein by reference).

            (6)   Secretary's   Certificate,   dated   March  8,   2005   (filed
electronically  as  Exhibit  j6  to  Post-Effective  Amendment  No.  25  to  the
Registration  Statement of American  Century  Investment Trust on March 9, 2005,
File No. 33-65170, and incorporated herein by reference).

            (7)   Secretary's   Certificate,   dated   March  8,   2005   (filed
electronically  as  Exhibit  j7  to  Post-Effective  Amendment  No.  25  to  the
Registration  Statement of American  Century  Investment Trust on March 9, 2005,
File No. 33-65170, and incorporated herein by reference).

     (k)  Not Applicable.

     (l)  Not Applicable.

     (m)    (1) Master  Distribution  and  Shareholder  Services  Plan  (Advisor
Class),   dated  August  1,  1997  (filed   electronically   as  Exhibit  m1  to
Post-Effective  Amendment  No.  32 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on January 31, 2000,  File No.  2-94608,  and
incorporated herein by reference).

            (2) Amendment to the Master  Distribution  and Shareholder  Services
Plan (Advisor Class), dated June 29, 1998 (filed electronically as Exhibit m2 to
Post-Effective  Amendment  No.  32 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on January 31, 2000,  File No.  2-94608,  and
incorporated herein by reference).

            (3)  Amendment  No. 1 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor  Class),  dated August 1, 2001 (filed  electronically  as
Exhibit m3 to Post-Effective  Amendment No. 44 to the Registration  Statement of
American Century Government Income Trust on July 31, 2001, File No. 2-99222, and
incorporated herein by reference).

            (4)  Amendment  No. 2 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class),  dated December 3, 2001 (filed  electronically as
Exhibit m4 to Post-Effective  Amendment No. 16 to the Registration  Statement of
American Century  Investment Trust on November 30, 2001, File No. 33-65170,  and
incorporated herein by reference).

            (5)  Amendment  No. 3 to the  Master  Distribution  and  Shareholder
Services  Plan  (Advisor  Class),  dated July 1, 2002 (filed  electronically  as
Exhibit m5 to Post-Effective  Amendment No. 38 to the Registration  Statement of
American Century Target  Maturities Trust on January 31, 2003, File No. 2-94608,
and incorporated herein by reference).

            (6)  Amendment  No. 4 to the  Master  Distribution  and  Shareholder
Services  Plan  (Advisor  Class),  dated May 1, 2004  (filed  electronically  as
Exhibit m6 to Post-Effective  Amendment No. 35 to the Registration  Statement of
Registrant on April 29, 2004,  File No.  33-19589,  and  incorporated  herein by reference).

            (7)  Amendment  No. 5 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class) (to be filed by amendment).

            (8) Master Distribution and Individual  Shareholder Services Plan (C
Class),  dated  September  16,  2000  (filed  electronically  as  Exhibit  m3 to
Post-Effective  Amendment  No.  35 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on April  17,  2001,  File No.  2-94608,  and
incorporated herein by reference).

            (9)  Amendment  No.  1 to the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated August 1, 2001 (filed  electronically as Exhibit m5 to Post-Effective  Amendment No. 44 to the Registration  Statement
of American Century  Government Income Trust on July 31, 2001, File No. 2-99222,
and incorporated herein by reference).

            (10)  Amendment  No. 2 to the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   December   3,  2001  (filed
electronically  as  Exhibit  m7  to  Post-Effective  Amendment  No.  16  to  the
Registration  Statement  of American  Century  Investment  Trust on November 30,
2001, File No. 33-65170, and incorporated herein by reference).

            (11)  Amendment  No. 3 to the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated July 1, 2002 (filed electronically as
Exhibit m9 to Post-Effective  Amendment No. 17 to the Registration  Statement of
American  Century  Investment  Trust on June 28, 2002,  File No.  33-65170,  and
incorporated herein by reference).

            (12)  Amendment  No. 4 to the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   September  3,  2002  (filed
electronically  as  Exhibit  m5  to  Post-Effective  Amendment  No.  35  to  the
Registration  Statement of American  Century  Municipal  Trust on September  30,
2002, File No. 2-91229, and incorporated herein by reference).

            (13)  Amendment  No. 5 to the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated January 2, 2004 (filed electronically as Exhibit m6 to Post-Effective  Amendment No. 40 to the Registration  Statement
of American  Century  California  Tax-Free and  Municipal  Funds on February 26,
2004, File No. 2-82734, and incorporated herein by reference).

            (14)  Amendment  No. 6 to the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated May 1, 2004 (filed  electronically as
Exhibit m13 to Post-Effective  Amendment No. 35 to the Registration Statement of
the Registrant on April 29, 2004, File No. 33-19589,  and incorporated herein by reference).

            (15)  Amendment  No. 7 to the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated May 1, 2005 (filed  electronically as
Exhibit m15 to Post-Effective  Amendment No. 38 to the Registration Statement of
the Registrant on May 13, 2005, File No. 33-19589,  and  incorporated  herein by reference).

            (16)  Amendment  No. 8 to the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class) (to be filed by amendment).

            (17) Master Distribution and Individual Shareholder Services Plan (R
Class),  dated  August  29,  2003  (filed   electronically  as  Exhibit  m16  to
Post-Effective  Amendment  No.  17 to the  Registration  Statement  of  American
Century Strategic Asset Allocations, Inc. on August 28, 2003, File No. 33-79482,
and incorporated herein by reference).

            (18)  Amendment  No. 1 to the  Master  Distribution  and  Individual
Shareholder Services Plan (R Class), dated May 1, 2004 (filed  electronically as
Exhibit m13 to Post-Effective  Amendment No. 35 to the Registration Statement of
the Registrant on April 29, 2004, File No. 33-19589,  and incorporated herein by reference).

            (19)  Amendment  No. 2 to the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (R  Class),   dated   February  24,  2005  (filed
electronically  as  Exhibit  m30  to  Post-Effective  Amendment  No.  22 to  the
Registration Statement of American Century Strategic Asset Allocations,  Inc. on
March 30, 2005, File No. 33-79482, and incorporated herein by reference).

            (20)  Amendment  No. 3 to the  Master  Distribution  and  Individual
Shareholder Services Plan (R Class) (to be filed by amendment).

            (21) Master Distribution and Individual Shareholder Services Plan (A
Class),  dated  September  3,  2002  (filed  electronically  as  Exhibit  m6  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734, and incorporated herein by reference).

            (22)  Amendment  No. 1 to the Master  Distribution  and  Shareholder
Services  Plan (A Class),  dated  February  27,  2004 (filed  electronically  as
Exhibit m18 to Post-Effective Amendment No. 104 to the Registration Statement of
American Century Mutual Funds, Inc. on February 26, 2004, File No. 2-14213,  and
incorporated herein by reference).

            (23)  Amendment  No. 2 to the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (A  Class),   dated   September  30,  2004  (filed
electronically  as  Exhibit  m22  to  Post-Effective  Amendment  No.  106 to the
Registration Statement of the Registrant on November 29, 2004, File No. 2-14213,
and incorporated herein by reference).

            (24)  Amendment  No. 3 to the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (A  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m23  to  Post-Effective  Amendment  No.  106 to the
Registration Statement of the Registrant on November 29, 2004, File No. 2-14213,
and incorporated herein by reference).

            (25)  Amendment  No. 4 to the  Master  Distribution  and  Individual
Shareholder Services Plan (A Class), dated May 1, 2005 (filed  electronically as
Exhibit m13 to Post-Effective  Amendment No. 44 to the Registration Statement of
American  Century  Municipal  Trust  on May 13,  2005,  File  No.  2-91229,  and
incorporated herein by reference).

            (26)  Amendment  No. 5 to the  Master  Distribution  and  Individual
Shareholder Services Plan (A Class) (to be filed by amendment).

            (27) Master Distribution and Individual Shareholder Services Plan (B
Class),  dated  September  3,  2002  (filed  electronically  as  Exhibit  m7  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734, and incorporated herein by reference).

            (28)  Amendment  No. 1 to the Master  Distribution  and  Shareholder
Services  Plan (B Class),  dated  February  27,  2004 (filed  electronically  as
Exhibit m20 to Post-Effective Amendment No. 104 to the Registration Statement of
American Century Mutual Funds, Inc. on February 26, 2004, File No. 2-14213,  and
incorporated herein by reference).

            (29)  Amendment  No. 2 to the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (B  Class),   dated   September  30,  2004  (filed
electronically  as  Exhibit  m26  to  Post-Effective  Amendment  No.  106 to the
Registration Statement of the Registrant on November 29, 2004, File No. 2-14213,
and incorporated herein by reference).

            (30)  Amendment  No. 3 to the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (B  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m27  to  Post-Effective  Amendment  No.  106 to the
Registration Statement of the Registrant on November 29, 2004, File No. 2-14213,
and incorporated herein by reference).

            (31)  Amendment  No. 4 to the  Master  Distribution  and  Individual
Shareholder Services Plan (B Class), dated May 1, 2005 (filed  electronically as
Exhibit m18 to Post-Effective  Amendment No. 44 to the Registration Statement of
American  Century  Municipal  Trust  on May 13,  2005,  File  No.  2-91229,  and
incorporated herein by reference).

            (32)  Amendment  No. 5 to the  Master  Distribution  and  Individual
Shareholder Services Plan (B Class) (to be filed by amendment).

     (n)    (1) Amended and Restated  Multiple  Class Plan,  dated  September 3,
2002 (filed  electronically as Exhibit n1 to Post-Effective  Amendment No. 35 to
the Registration Statement of American Century California Tax-Free and Municipal
Funds on  December  17,  2002,  File No.  2-82734,  and  incorporated  herein by reference).

            (2) Amendment No. 1 to the Amended and Restated Multiple Class Plan,
dated December 31, 2002 (filed  electronically  as Exhibit n2 to  Post-Effective
Amendment No. 39 to the  Registration  Statement of American  Century  Municipal
Trust on  December  23,  2002,  File No.  2-91229,  and  incorporated  herein by reference).

            (3) Amendment No. 2 to the Amended and Restated Multiple Class Plan,
dated  August 29, 2003  (filed  electronically  as Exhibit n3 to  Post-Effective
Amendment No. 17 to the  Registration  Statement of American  Century  Strategic
Asset Allocations,  Inc. on August 28, 2003, File No. 33-79482, and incorporated herein by reference).

            (4) Amendment No. 3 to the Amended and Restated Multiple Class Plan,
dated  as  of  February  27,  2004  (filed   electronically  as  Exhibit  n4  to
Post-Effective  Amendment  No. 104 to the  Registration  Statement  of  American
Century  Mutual  Funds,  Inc.  on  February  26,  2004,  File No.  2-14213,  and
incorporated herein by reference).

            (5) Amendment No. 4 to the Amended and Restated Multiple Class Plan,
dated  May  1,  2004  (filed  electronically  as  Exhibit  n5 to  Post-Effective
Amendment No. 35 to the  Registration  Statement of the  Registrant on April 29,
2004, File No. 33-19589, and incorporated herein by reference).

            (6) Amendment No. 5 to the Amended and Restated Multiple Class Plan,
dated  August 1, 2004  (filed  electronically  as Exhibit  n6 to  Post-Effective
Amendment No. 24 to the Registration  Statement of American  Century  Investment
Trust  on  July  29,  2004,  File  No.  33-65170,  and  incorporated  herein  by reference).

            (7) Amendment No. 6 to the Amended and Restated Multiple Class Plan,
dated  as  of  September  30,  2004  (filed  electronically  as  Exhibit  n7  to
Post-Effective  Amendment  No.  20 to the  Registration  Statement  of  American
Century  Strategic  Asset  Allocations,  Inc. on September  29,  2004,  File No.
33-79482, and incorporated herein by reference).

            (8) Amendment No. 7 to the Amended and Restated Multiple Class Plan,
dated November 17, 2004 (filed  electronically  as Exhibit n8 to  Post-Effective
Amendment  No. 106 to the  Registration  Statement  of American  Century  Mutual
Funds, Inc. on November 29, 2004, File No. 2-14213,  and incorporated  herein by reference).

            (9) Amendment No. 8 to the Amended and Restated Multiple Class Plan,
dated February 24, 2005 (filed  electronically  as Exhibit n9 to  Post-Effective
Amendment No. 22 to the  Registration  Statement of American  Century  Strategic
Asset Allocations,  Inc. on March 30, 2005, File No. 33-79482,  and incorporated herein by reference).

            (10) Amendment No. 9 to the Amended and Restated Multiple Class Plan
(to be filed by amendment).

     (o)  Reserved.

     (p)  (1)   American   Century   Investments   Code   of   Ethics   (filed
electronically  as  Exhibit  p1  to  Post-Effective  Amendment  No.  38  to  the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  29,  2004,  File No.  2-82734,  and  incorporated  herein by reference).

            (2) Independent  Directors' Code of Ethics amended February 28, 2000
(filed  electronically as Exhibit p2 to  Post-Effective  Amendment No. 40 to the
Registration  Statement of American Century Target  Maturities Trust on November
30, 2004, File No. 2-94608, and incorporated herein by reference).

Item 24. Persons Controlled by or Under Common Control with
Registrant

     The persons who serve as the trustees or directors of the
Registrant also serve, in substantially identical capacities, the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Quantitative Equity Funds, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios II, Inc.

     Because  the boards of each of the  above-named  investment  companies  are identical, these companies may be deemed to be under common control.

Item 25. Indemnification

     The  Registrant  is  a  Maryland   corporation.   Under  Maryland   General
Corporation   Law,  a  corporation  is  permitted  to  indemnify  its  officers, directors, employees and agents to the extent provided in applicable statutes.

     Article  Ninth of  Registrant's  Articles  of  Incorporation  requires  the indemnification  of the  Registrant's  directors and officers to the full extent permitted by Maryland  General  Corporation  Law, the Investment  Company Act of
1940 and all other applicable laws.

     The Registrant has purchased an insurance  policy insuring its officers and directors  against  certain  liabilities  which such  officers and directors may incur  while  acting  in such  capacities  and  providing  reimbursement  to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of  indemnification  against such  liabilities,  subject in either case to clauses respecting deductibility and participation.

Item 26. Business and Other Connections of Investment Advisor

     None.

Item 27. Principal Underwriters

I.   (a) American  Century  Investment  Services,  Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is  registered  with  the  Securities  and  Exchange  Commission  as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b)  The  following  is a list of the  directors,  executive  officers  and partners of ACIS:

Name and Principal         Positions and Offices           Positions and Offices
Business Address*          with Underwriter                with Registrant
--------------------------------------------------------------------------------

James E. Stowers, Jr.      Director                           none

James E. Stowers III       Chairman and Director              none

William M. Lyons           President, Chief Executive
                           President and
                           Officer and Director               Director

Robert T. Jackson          Executive Vice President,          Executive Vice
                           Chief Financial Officer            President
                           and Chief Accounting Officer

Donna Byers                Senior Vice President              none

Brian Jeter                Senior Vice President              none

Mark Killen                Senior Vice President              none

David Larrabee             Senior Vice President              none

Barry Mayhew               Senior Vice President              none

David C. Tucker            Senior Vice President              Senior Vice
                           and General Counsel                President and
                                                              General
                                                              Counsel

Clifford Brandt            Chief Compliance Officer           none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c)  Not applicable.

Item 28. Location of Accounts and Records

     All  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder,  are in the possession of American Century Quantitative Equity Funds, Inc., American Century
Services, LLC and American Century Investment  Management,  Inc., all located at
4500 Main Street, Kansas City, Missouri 64111.

Item 29. Management Services - Not  Applicable

Item 30. Undertakings - Not  Applicable

                                   SIGNATURES

     Pursuant to the  requirements  of the  Investment  Company Act of 1940, the
Registrant has duly caused this Registration Statement amendment to be signed on its behalf by the  undersigned,  duly  authorized,  in the City of Kansas  City,
State of Missouri on the 1st day of July, 2005.

                              AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
                              (Registrant)

                              By:  /*/ William M. Lyons
                                   -------------------------------------------
                                   William M. Lyons
                                   President and Principal Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature                     Title                             Date

*William M. Lyons             President, Director and
------------------------      Principal Executive Officer   July 1, 2005
William M. Lyons

*Maryanne Roepke              Senior Vice President,        July 1, 2005
------------------------      Treasurer and
Maryanne Roepke               Chief Accounting Officer

*Antonio Canova               Director                      July 1, 2005
------------------------
Antonio Canova

*John Freidenrich             Director                      July 1, 2005
------------------------
John Freidenrich

*Ronald J. Gilson             Director                      July 1, 2005
------------------------
Ronald J. Gilson

*Kathryn A. Hall              Director                      July 1, 2005
------------------------
Kathryn A. Hall

*Myron S. Scholes             Director                      July 1, 2005
------------------------
Myron S. Scholes

*Kenneth E. Scott             Director                      July 1, 2005
------------------------
Kenneth E. Scott

*John B. Shoven               Director                      July 1, 2005
------------------------
John B. Shoven

*Jeanne D. Wohlers            Director                      July 1, 2005
------------------------
Jeanne D. Wohlers

*By  /s/ Brian L. Brogan
     -------------------------------------------
     Brian L. Brogan
     Attorney-in-Fact
     (pursuant to Powers of Attorney
     dated December 9, 2004 and March 1, 2005)